Registration No. 333-160877

811-22320

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 24	☒

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 27	☒

RUSSELL EXCHANGE TRADED FUNDS TRUST

(Exact Name of Registrant as Specified in Charter)

1301 Second Avenue, 18th Floor, Seattle, Washington	98101
(Address of Principal Executive Office)	(ZIP Code)

Registrant’s Telephone Number, including area code: 206/505-7877

Mary Beth Rhoden Russell Exchange Traded Funds Trust 1301 Second Avenue, 18th Floor Seattle, Washington 98101 206-505-4846	John V. O’Hanlon Dechert LLP 200 Clarendon Street, 27th Floor Boston, Massachusetts 02116 617-728-7100
(Name and Address of Agent for Service)

Approximate date of commencement of proposed public offering: As soon as practical after the effective date of the Registration Statement.

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☐	on , pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on , pursuant to paragraph (a)(1)
☒	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Preliminary Prospectus dated October [    ], 2011

Prospectus dated                     ,

Fund	Ticker

Russell U.S. Large Cap ETF	[ ]

Russell U.S. Large Cap Growth ETF	[ ]

Russell U.S. Large Cap Value ETF	[ ]

Russell U.S. All Cap ETF	[ ]

Russell U.S. Mid Cap ETF	[ ]

Russell U.S. Small Cap ETF	[ ]

Principal U.S. Listing Exchange for each ETF: [TBD]

The ETFs are actively managed ETFs. The ETFs are not index funds and thus do not seek to replicate the performance of a specified index.

The information in this Prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

The Securities and Exchange Commission has neither determined that the information in this Prospectus is accurate or complete, nor approved or disapproved of these securities. It is a criminal offense to state otherwise.	1301 Second Avenue, 18th Floor Seattle, Washington 98101 888-775-3837

RUSSELL U.S. LARGE CAP ETF

Investment Objective:

The Fund seeks to provide long term capital growth.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, other than brokerage commissions you may pay on purchases and sales of the Fund’s shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fee	[	]%
Distribution (12b-1) Fees*	[	]%
Other Expenses**	[	]%
Total Annual Fund Operating Expenses	[	]%

*	The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee. No such fee is currently paid by the Fund. The Fund will not pay a 12b-1 fee for the first twelve months of the Fund’s operation and will not pay such a fee until such time as authorized by the Board of Trustees.

**	Other Expenses are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[ ]	$	[	]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Investments, Risks and Performance

Principal Investment Strategies of the Fund

The Fund will invest primarily in common stocks of large capitalization U.S. companies, but may also invest in medium capitalization U.S. companies. The Fund may also invest in securities on non-U.S. issuers, and is expected to typically do so by purchasing American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets in large and medium capitalization equity securities economically tied to the U.S. The Fund will employ a multi-style (value, growth and market-oriented) and multi-manager approach whereby investment recommendations are provided by different money managers who employ distinct investment styles. Russell Investment Management Company (“RIMCo”) manages the Fund by taking model portfolios from individual money managers and combining them into a single portfolio to achieve diversification among sources of active return while seeking to realize capital growth. RIMCo will use a proprietary process to assist in the construction and implementation of the portfolio taking into account parameters such as the number of stocks in the portfolio, the level of portfolio turnover, industry and sector diversification, and volatility considerations. RIMCo may utilize some or all of the model portfolios provided by the money managers.

The Fund will combine multiple active management styles into a single multi-manager portfolio. Each money manager will focus on identifying stocks within the Russell 1000® Index that they believe have the potential to outperform the index based on their unique investment approaches. RIMCo may seek to manage risk in the Fund’s investment portfolio by increasing cash reserves, not being fully invested, buying and selling portfolio securities, and through the use of various instruments, including cash investments. Rather than directly managing Fund assets based upon model portfolios of money managers, RIMCo may also assign a portion of the Fund’s assets to money managers who would then have the discretion to select portfolio securities for its segment of a Fund’s assets. Please refer to the “Investment Objective and Investment Strategies” section in the Fund’s Prospectus for further information.

Principal Risks of Investing in the Fund

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

Active Security Selection. The securities selected for the portfolio may decline in value and may cause underperformance compared to other funds with similar investment objectives and investment strategies.

Use of Proprietary Process. The proprietary process used by RIMCo to assist in constructing the Fund’s portfolio does not assure successful investment. Security selection decisions made with the assistance of the process may be negatively impacted by factors or events not foreseen in developing the process. As a result, the Fund may have a lower return than if it were managed using another process or strategy.

Multi-Manager Approach. The investment styles employed by the money managers may not be complementary. A multi-manager approach could result in a concentration of certain types of securities and higher portfolio turnover.

Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies.

Depositary Receipts. Depositary receipts, which are securities traded on a local stock exchange that represent securities issued by a foreign publicly-listed company, are subject to the risks associated with the underlying developed ex-U.S. securities.

Market Volatility. Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.

Government Intervention in and Regulation of Financial Markets. Changes in government regulation may adversely affect the value of a security.

Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Fund’s shares trading at a premium or discount to net asset value (“NAV”).

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.

Management

Adviser and Money Managers

The Fund’s investment adviser is RIMCo. Unlike most investment companies that have a single organization that acts as investment adviser, the Fund divides responsibilities for investment advice between RIMCo and a number of unaffiliated money managers. The money managers of the Fund are: [    ]

Portfolio Manager

Rob Kuharic has primary responsibility for the management of the Fund. Rob Kuharic has been a Portfolio Manager since May 2010.

Additional Information

For important information about:

•	Purchase and Sale of Fund Shares, please see Purchase and Sale of Fund Shares on page 19.
•	Taxes, please see Taxes on page 19.
•	Payments to Broker-Dealers and Other Financial Intermediaries, please see Payments to Broker-Dealers and Other Financial Intermediaries on page 19.

RUSSELL U.S. LARGE CAP GROWTH ETF

Investment Objective:

The Fund seeks to provide long term capital growth.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, other than brokerage commissions you may pay on purchases and sales of the Fund’s shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fee	[	]%
Distribution (12b-1) Fees*	[	]%
Other Expenses**	[	]%
Total Annual Fund Operating Expenses	[	]%

*	The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee. No such fee is currently paid by the Fund. The Fund will not pay a 12b-1 fee for the first twelve months of the Fund’s operation and will not pay such a fee until such time as authorized by the Board of Trustees.

**	Other Expenses are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[ ]	$	[	]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Investments, Risks and Performance

Principal Investment Strategies of the Fund

The Fund will invest primarily in common stocks of large capitalization U.S. companies, but may also invest in medium capitalization U.S. companies. The Fund may also invest in securities on non-U.S. issuers, and is expected to typically do so by purchasing American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets in large and medium capitalization equity securities economically tied to the U.S. The Fund will employ a growth-style and multi-manager approach whereby investment recommendations are provided by different money managers who employ a growth investment style. Russell Investment Management Company (“RIMCo”) manages the Fund by taking model portfolios from individual money managers and combining them into a single portfolio to achieve diversification among sources of active return while seeking to realize capital growth. RIMCo will use a proprietary process to assist in the construction and implementation of the portfolio taking into account parameters such as the number of stocks in the portfolio, the level of portfolio turnover, industry and sector diversification, and volatility considerations. RIMCo may utilize some or all of the model portfolios provided by the money managers.

The Fund will combine multiple active management styles into a single multi-manager portfolio. Each money manager will focus on identifying stocks within the Russell 1000® Growth Index that have the potential to outperform the index based on their unique investment approaches. RIMCo may seek to manage risk in the Fund’s investment portfolio by increasing cash reserves, not being fully invested, buying and selling portfolio securities, and through the use of various instruments, including cash investments. Rather than directly managing Fund assets based upon model portfolios and money managers, RIMCo may also assign a portion of the Fund’s assets to money managers who would then have the discretion to select portfolio securities for its segment of a Fund’s assets. Please refer to the “Investment Objective and Investment Strategies” section in the Fund’s Prospectus for further information.

Principal Risks of Investing in the Fund

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

Active Security Selection. The securities selected for the portfolio may decline in value and may cause underperformance compared to other funds with similar investment objectives and investment strategies.

Use of Proprietary Process. The proprietary process used by RIMCo to assist in constructing the Fund’s portfolio does not assure successful investment. Security selection decisions made with the assistance of the process may be negatively impacted by factors or events not foreseen in developing the process. As a result, the Fund may have a lower return than if it were managed using another process or strategy.

Multi-Manager Approach. The investment styles employed by the money managers may not be complementary. A multi-manager approach could result in a concentration of certain types of securities and higher portfolio turnover.

Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Growth company stocks may provide minimal dividends which could otherwise cushion stock prices in a market decline. Investments in medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies.

Depositary Receipts. Depositary receipts, which are securities traded on a local stock exchange that represent securities issued by a foreign publicly-listed company, are subject to the risks associated with the underlying developed ex-U.S. securities.

Market Volatility. Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.

Government Intervention in and Regulation of Financial Markets. Changes in government regulation may adversely affect the value of a security.

Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Fund’s shares trading at a premium or discount to net asset value (“NAV”).

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.

Management

Adviser and Money Managers

The Fund’s investment adviser is RIMCo. Unlike most investment companies that have a single organization that acts as investment adviser, the Fund divides responsibilities for investment advice between RIMCo and a number of unaffiliated money managers. The money managers of the Fund are: [    ]

Portfolio Manager

Rob Kuharic has primary responsibility for the management of the Fund. Rob Kuharic has been Portfolio Manager since May 2010.

Additional Information

For important information about:

•	Purchase and Sale of Fund Shares, please see Purchase and Sale of Fund Shares on page 19.
•	Taxes, please see Taxes on page 19.
•	Payments to Broker-Dealers and Other Financial Intermediaries, please see Payments to Broker-Dealers and Other Financial Intermediaries on page 19.

RUSSELL U.S. LARGE CAP VALUE ETF

Investment Objective:

The Fund seeks to provide long term capital growth.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, other than brokerage commissions you may pay on purchases and sales of the Fund’s shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fee	[	]%
Distribution (12b-1) Fees*	[	]%
Other Expenses**	[	]%
Total Annual Fund Operating Expenses	[	]%

*	The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee. No such fee is currently paid by the Fund. The Fund will not pay a 12b-1 fee for the first twelve months of the Fund’s operation and will not pay such a fee until such time as authorized by the Board of Trustees.

**	Other Expenses are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[ ]	$	[	]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Investments, Risks and Performance

Principal Investment Strategies of the Fund

The Fund will invest primarily in common stocks of large capitalization U.S. companies, but may also invest in medium capitalization U.S. companies. The Fund may also invest in securities on non-U.S. issuers, and is expected to typically do so by purchasing American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets in large and medium capitalization equity securities economically tied to the U.S. The Fund will employ a value-style and multi-manager approach whereby investment recommendations are provided by different money managers who employ a value investment style. Russell Investment Management Company (“RIMCo”) manages the Fund by taking model portfolios from individual money managers and combining them into a single portfolio to achieve diversification among sources of active return while seeking to realize capital growth. RIMCo will use a proprietary process to assist in the construction and implementation of the portfolio taking into account parameters such as the number of stocks in the portfolio, the level of portfolio turnover, industry and sector diversification, and volatility considerations. RIMCo may utilize some or all of the model portfolios provided by the money managers.

The Fund will combine multiple active management styles into a single multi-manager portfolio. Each money manager will focus on identifying stocks within the Russell 1000® Value Index that have the potential to outperform the index based on their unique investment approaches. RIMCo may seek to manage risk in the Fund’s investment portfolio by increasing cash reserves, not being fully invested, buying and selling portfolio securities, and through the use of various instruments, including cash investments. Rather than directly managing Fund assets based upon model portfolios and money managers, RIMCo may also assign a portion of the Fund’s assets to money managers who would then have the discretion to select portfolio securities for its segment of a Fund’s assets. Please refer to the “Investment Objective and Investment Strategies” section in the Fund’s Prospectus for further information.

Principal Risks of Investing in the Fund

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

Active Security Selection. The securities selected for the portfolio may decline in value and may cause underperformance compared to other funds with similar investment objectives and investment strategies.

Use of Proprietary Process. The proprietary process used by RIMCo to assist in constructing the Fund’s portfolio does not assure successful investment. Security selection decisions made with the assistance of the process may be negatively impacted by factors or events not foreseen in developing the process. As a result, the Fund may have a lower return than if it were managed using another process or strategy.

Multi-Manager Approach. The investment styles employed by the money managers may not be complementary. A multi-manager approach could result in a concentration of certain types of securities and higher portfolio turnover.

Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in value stocks may never have their intrinsic values realized by the market or may not actually have been undervalued. Investments in medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies.

Depositary Receipts. Depositary receipts, which are securities traded on a local stock exchange that represent securities issued by a foreign publicly-listed company, are subject to the risks associated with the underlying developed ex-U.S. securities.

Market Volatility. Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.

Government Intervention in and Regulation of Financial Markets. Changes in government regulation may adversely affect the value of a security.

Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Fund’s shares trading at a premium or discount to net asset value (“NAV”).

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.

Management

Adviser and Money Managers

The Fund’s investment adviser is RIMCo. Unlike most investment companies that have a single organization that acts as investment adviser, the Fund divides responsibilities for investment advice between RIMCo and a number of unaffiliated money managers. The money managers of the Fund are: [    ]

Portfolio Manager

Rob Kuharic has primary responsibility for the management of the Fund. Rob Kuharic has been Portfolio Manager since May 2010.

Additional Information

For important information about:

•	Purchase and Sale of Fund Shares, please see Purchase and Sale of Fund Shares on page 19.
•	Taxes, please see Taxes on page 19.
•	Payments to Broker-Dealers and Other Financial Intermediaries, please see Payments to Broker-Dealers and Other Financial Intermediaries on page 19.

RUSSELL U.S. ALL CAP ETF

Investment Objective:

The Fund seeks to provide long term capital growth.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, other than brokerage commissions you may pay on purchases and sales of the Fund’s shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fee	[	]%
Distribution (12b-1) Fees*	[	]%
Other Expenses**	[	]%
Total Annual Fund Operating Expenses	[	]%

*	The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee. No such fee is currently paid by the Fund. The Fund will not pay a 12b-1 fee for the first twelve months of the Fund’s operation and will not pay such a fee until such time as authorized by the Board of Trustees.

**	Other Expenses are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[ ]	$	[	]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Investments, Risks and Performance

Principal Investment Strategies of the Fund

The Fund will invest primarily in common stocks of large, medium and small capitalization U.S. companies. The Fund may also invest in securities on non-U.S. issuers, and is expected to typically do so by purchasing American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets in equity securities economically tied to the U.S. The Fund will employ a multi-style (value, growth and market-oriented) and multi-manager approach whereby investment recommendations are provided by different money managers who employ distinct investment styles. Russell Investment Management Company (“RIMCo”) manages the Fund by taking model portfolios from individual money managers and combining them together into a single portfolio to achieve diversification among sources of active return while seeking to realize capital growth. RIMCo will use a proprietary process to assist in the construction and implementation of the portfolio taking into account parameters such as the number of stocks desired in the portfolio, the level of portfolio turnover, industry and sector diversification, and volatility considerations. RIMCo may utilize some or all of the model portfolios provided by the money managers.

The Fund will combine multiple active management styles into a single multi-manager portfolio. Each money manager will focus on identifying stocks within the Russell 3000® Index that have the potential to outperform the index based on their unique investment approaches. RIMCo may seek to manage risk in the Fund’s investment portfolio by increasing cash reserves, not being fully invested, buying and selling portfolio securities, and through the use of various instruments, including cash investments. Rather than directly managing Fund assets based upon model portfolios and money managers, RIMCo may also assign a portion of the Fund’s assets to money managers who would then have the discretion to select portfolio securities for its segment of a Fund’s assets. Please refer to the “Investment Objective and Investment Strategies” section in the Fund’s Prospectus for further information.

Principal Risks of Investing in the Fund

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

Active Security Selection. The securities selected for the portfolio may decline in value and may cause underperformance compared to other funds with similar investment objectives and investment strategies.

Use of Proprietary Process. The proprietary process used by RIMCo to assist in constructing the Fund’s portfolio does not assure successful investment. Security selection decisions made with the assistance of the process may be negatively impacted by factors or events not foreseen in developing the process. As a result, the Fund may have a lower return than if it were managed using another process or strategy.

Multi-Manager Approach. The investment styles employed by the money managers may not be complementary. A multi-manager approach could result in a concentration of certain types of securities and higher portfolio turnover.

Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies.

Depositary Receipts. Depositary receipts, which are securities traded on a local stock exchange that represent securities issued by a foreign publicly-listed company, are subject to the risks associated with the underlying developed ex-U.S. securities.

Market Volatility. Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.

Government Intervention in and Regulation of Financial Markets. Changes in government regulation may adversely affect the value of a security.

Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Fund’s shares trading at a premium or discount to net asset value (“NAV”).

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.

Management

Adviser and Money Managers

The Fund’s investment adviser is RIMCo. Unlike most investment companies that have a single organization that acts as investment adviser, the Fund divides responsibilities for investment advice between RIMCo and a number of unaffiliated money managers. The money managers of the Fund are: [    ]

Portfolio Manager

Rob Kuharic has primary responsibility for the management of the Fund. Rob Kuharic has been Portfolio Manager since May 2010.

Additional Information

For important information about:

•	Purchase and Sale of Fund Shares, please see Purchase and Sale of Fund Shares on page 19.
•	Taxes, please see Taxes on page 19.
•	Payments to Broker-Dealers and Other Financial Intermediaries, please see Payments to Broker-Dealers and Other Financial Intermediaries on page 19.

RUSSELL U.S. MID CAP ETF

Investment Objective:

The Fund seeks to provide long term capital growth.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, other than brokerage commissions you may pay on purchases and sales of the Fund’s shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fee	[	]%
Distribution (12b-1) Fees*	[	]%
Other Expenses**	[	]%
Total Annual Fund Operating Expenses	[	]%

*	The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee. No such fee is currently paid by the Fund. The Fund will not pay a 12b-1 fee for the first twelve months of the Fund’s operation and will not pay such a fee until such time as authorized by the Board of Trustees.

**	Other Expenses are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[ ]	$	[	]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Investments, Risks and Performance

Principal Investment Strategies of the Fund

The Fund will invest primarily in common stocks of medium capitalization U.S. companies. The Fund may also invest in securities on non-U.S. issuers, and is expected to typically do so by purchasing American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets in medium capitalization equity securities economically tied to the U.S. The Fund will employ a multi-style (value, growth and market-oriented) and multi-manager approach whereby investment recommendations are provided by different money managers who employ distinct investment styles. Russell Investment Management Company (“RIMCo”) manages the Fund by taking model portfolios from individual money managers and combining them into a single portfolio to achieve diversification among sources of active return while seeking to realize capital growth. RIMCo will use a proprietary process to assist in the construction and implementation of the portfolio taking into account parameters such as the number of stocks in the portfolio, the level of portfolio turnover, industry and sector diversification, and volatility considerations. RIMCo may utilize some or all of the model portfolios provided by the money managers.

The Fund will combine multiple active management styles into a single multi-manager portfolio. Each money manager will focus on identifying stocks within the Russell Midcap® Index that have the potential to outperform the index based on their unique investment approaches. RIMCo may seek to manage risk in the Fund’s investment portfolio by increasing cash reserves, not being fully invested, buying and selling portfolio securities, and through the use of various instruments, including cash investments. Rather than directly managing Fund assets based upon model portfolios and money managers, RIMCo may also assign a portion of the Fund’s assets to money managers who would then have the discretion to select portfolio securities for its segment of a Fund’s assets. Please refer to the “Investment Objective and Investment Strategies” section in the Fund’s Prospectus for further information.

Principal Risks of Investing in the Fund

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

Active Security Selection. The securities selected for the portfolio may decline in value and may cause underperformance compared to other funds with similar investment objectives and investment strategies.

Use of Proprietary Process. The proprietary process used by RIMCo to assist in constructing the Fund’s portfolio does not assure successful investment. Security selection decisions made with the assistance of the process may be negatively impacted by factors or events not foreseen in developing the process. As a result, the Fund may have a lower return than if it were managed using another process or strategy.

Multi-Manager Approach. The investment styles employed by the money managers may not be complementary. A multi-manager approach could result in a concentration of certain types of securities and higher portfolio turnover.

Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies.

Depositary Receipts. Depositary receipts, which are securities traded on a local stock exchange that represent securities issued by a foreign publicly-listed company, are subject to the risks associated with the underlying developed ex-U.S. securities.

Market Volatility. Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.

Government Intervention in and Regulation of Financial Markets. Changes in government regulation may adversely affect the value of a security.

Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Fund’s shares trading at a premium or discount to net asset value (“NAV”).

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.

Management

Adviser and Money Managers

The Fund’s investment adviser is RIMCo. Unlike most investment companies that have a single organization that acts as investment adviser, the Fund divides responsibilities for investment advice between RIMCo and a number of unaffiliated money managers. The money managers of the Fund are: [    ]

Portfolio Manager

Rob Kuharic has primary responsibility for the management of the Fund. Rob Kuharic has been Portfolio Manager since May 2010.

Additional Information

For important information about:

•	Purchase and Sale of Fund Shares, please see Purchase and Sale of Fund Shares on page 19.
•	Taxes, please see Taxes on page 19.
•	Payments to Broker-Dealers and Other Financial Intermediaries, please see Payments to Broker-Dealers and Other Financial Intermediaries on page 19.

RUSSELL U.S. SMALL CAP ETF

Investment Objective:

The Fund seeks to provide long term capital growth.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, other than brokerage commissions you may pay on purchases and sales of the Fund’s shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fee	[	]%
Distribution (12b-1) Fees*	[	]%
Other Expenses**	[	]%
Total Annual Fund Operating Expenses	[	]%

*	The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee. No such fee is currently paid by the Fund. The Fund will not pay a 12b-1 fee for the first twelve months of the Fund’s operation and will not pay such a fee until such time as authorized by the Board of Trustees.

**	Other Expenses are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[ ]	$	[	]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Investments, Risks and Performance

Principal Investment Strategies of the Fund

The Fund will invest primarily in common stocks of small capitalization U.S. companies. The Fund may also invest in securities on non-U.S. issuers, and is expected to typically do so by purchasing American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets in small capitalization equity securities economically tied to the U.S. The Fund will employ a multi-style (value, growth and market-oriented) and multi-manager approach whereby investment recommendations are provided by different money managers who employ distinct investment styles. Russell Investment Management Company (“RIMCo”) manages the Fund by taking model portfolios from individual money managers and combining them into single portfolios to achieve diversification among sources of active return while seeking to realize capital growth. RIMCo will use a proprietary process to assist in the construction and implementation of the portfolio taking into account parameters such as the number of stocks in the portfolio, the level of portfolio turnover, industry and sector diversification, and volatility considerations. RIMCo may utilize some or all of the model portfolios provided by the money managers.

The Fund will combine multiple active management styles into a single multi-manager portfolio. Each money manager will focus on identifying stocks within the Russell 2500® Index that have the potential to outperform the index based on their unique investment approaches. RIMCo may seek to manage risk in the Fund’s investment portfolio by increasing cash reserves, not being fully invested, buying and selling portfolio securities, and through the use of various instruments, including cash investments. Rather than directly managing Fund assets based upon model portfolios and money managers, RIMCo may also assign a portion of the Fund’s assets to money managers who would then have the discretion to select portfolio securities for its segment of a Fund’s assets. Please refer to the “Investment Objective and Investment Strategies” section in the Fund’s Prospectus for further information.

Principal Risks of Investing in the Fund

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

Active Security Selection. The securities selected for the portfolio may decline in value and may cause underperformance compared to other funds with similar investment objectives and investment strategies.

Use of Proprietary Process. The proprietary process used by RIMCo to assist in constructing the Fund’s portfolio does not assure successful investment. Security selection decisions made with the assistance of the process may be negatively impacted by factors or events not foreseen in developing the process. As a result, the Fund may have a lower return than if it were managed using another process or strategy.

Multi-Manager Approach. The investment styles employed by the money managers may not be complementary. A multi-manager approach could result in a concentration of certain types of securities and higher portfolio turnover.

Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies.

Depositary Receipts. Depositary receipts, which are securities traded on a local stock exchange that represent securities issued by a foreign publicly-listed company, are subject to the risks associated with the underlying developed ex-U.S. securities.

Market Volatility. Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.

Government Intervention in and Regulation of Financial Markets. Changes in government regulation may adversely affect the value of a security.

Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Fund’s shares trading at a premium or discount to net asset value (“NAV”).

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.

Management

Adviser and Money Managers

The Fund’s investment adviser is RIMCo. Unlike most investment companies that have a single organization that acts as investment adviser, the Fund divides responsibilities for investment advice between RIMCo and a number of unaffiliated money managers. The money managers of the Fund are: [    ]

Portfolio Manager

Rob Kuharic has primary responsibility for the management of the Fund. Rob Kuharic has been Portfolio Manager since May 2010.

Additional Information

For important information about:

•	Purchase and Sale of Fund Shares, please see Purchase and Sale of Fund Shares on page 19.
•	Taxes, please see Taxes on page 19.
•	Payments to Broker-Dealers and Other Financial Intermediaries, please see Payments to Broker-Dealers and Other Financial Intermediaries on page 19.

ADDITIONAL INFORMATION

Purchase and Sale of Fund Shares

A Fund will issue (or redeem) shares to certain large institutional investors (typically market makers or other large broker-dealers) known as “Authorized Participants” only in large blocks of XXXXXXXXXXX shares known as “Creation Units.” Creation Unit transactions are typically conducted in exchange for the deposit or delivery of in-kind securities and/or cash. An investor may incur brokerage costs in purchasing enough shares to constitute a Creation Unit.

Individual shares of a Fund may only be purchased and sold on [TBD] through your broker-dealer at market prices. Individual shares are not redeemable directly to a Fund. Because Fund shares trade at market prices rather than net asset value (“NAV”), shares may trade at a price that is equal to NAV, greater than NAV (premium) or less than NAV (discount).

Please see the “Additional Purchase and Sale of Fund Shares Information” section in the Funds’ Prospectus for additional information.

Taxes

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

Please see the “Additional Tax Information” section in the Fund’s Prospectus for additional information.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), a Fund and its related companies may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend a Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

For more information about payments to broker-dealers and other financial intermediaries please see “Other Considerations” in the Funds’ Prospectus.

MANAGEMENT OF THE FUNDS

The Funds’ investment adviser is RIMCo, 1301 Second Avenue, 18th Floor, Seattle, Washington 98101. RIMCo pioneered the “multi-style, multi-manager” investment method in mutual funds and, as of [            , 20        , managed over $            billion in         ] mutual fund and ETF portfolios. RIMCo, a wholly-owned subsidiary of Frank Russell Company (“Russell”), was established in 1982 to serve as the investment management arm of Russell. Russell is a subsidiary of The Northwestern Mutual Life Insurance Company (“Northwestern Mutual”). Founded in 1857, Northwestern Mutual is a mutual insurance company headquartered in Milwaukee, Wisconsin.

The Funds’ administrator is Russell Fund Services Company (“RFSC”), a wholly-owned subsidiary of RIMCo.

The Funds offered in this Prospectus are designed to provide exposure to RIMCo’s “multi-style, multi-manager diversification” investment method utilizing RIMCo’s and Russell’s money manager research services (the “Funds”). Russell was founded in 1936 and has been providing comprehensive asset management consulting services for over 30 years to institutional investors, principally large corporate employee benefit plans. Russell provides RIMCo and the Funds with the money manager research services that it provides to its other clients.

Unlike most investment companies that have a single organization that acts as investment adviser, the Funds divide responsibility for investment advice between RIMCo and a number of unaffiliated money managers. RIMCo utilizes the money manager research and other resources of Russell in providing services to the Funds. Russell’s money manager research services include evaluating and recommending to RIMCo professional investment advisory and management organizations (“money managers”) to make specific portfolio recommendations or investments, according to designated investment objectives, styles and strategies. The Funds conduct their business through a number of service providers who act on their behalf. RIMCo, the Funds’ investment adviser, evaluates and oversees the Funds’ money managers as more fully described below. Each of the Funds’ money managers makes investment recommendations by providing model portfolios to RIMCo or by making discretionary investment decisions for the portion of a Fund’s assets assigned to it by RIMCo. RFSC, in its capacity as the Funds’ administrator, provides or oversees the provision of all administrative services for the Funds. The Funds’ custodian, State Street Bank, is responsible for the safekeeping of the Funds’ assets and the appointment of any subcustodian banks and clearing agencies. State Street also provides basic portfolio recordkeeping required for each of the Funds for regulatory and financial reporting purposes. When a Fund acts in one of these areas, it does so through the service provider responsible for that area.

RIMCo provides or oversees the provision of all investment advisory and portfolio management services for the Funds, including developing the investment program for each Fund. RIMCo selects, subject to the approval of the Funds’ Board of Trustees, money managers for the Funds and oversees them and evaluates their performance results. Typically, the Funds’ money managers provide model portfolios to RIMCo who then combines them into a single portfolio to achieve diversification among each source of active return while targeting levels of risk-adjusted excess return, tracking error, and concentration relative to the benchmark. However, RIMCo may also allocate a portion of Fund assets to be managed directly by discretionary money managers. If assets are allocated to a discretionary money manager, the money manager will have complete discretion to select portfolio securities for a portion of the Fund it manages. Each money manager must operate within each Fund’s investment objectives, restrictions and policies. Although a money manager’s activities are subject to general oversight by the Board and the Funds’ officers, neither the Board, the officers, RIMCo or Russell evaluate the investment merits of a money manager’s individual security selections or investment recommendations.

The Funds have applied to receive an exemption from the Securities and Exchange Commission (“SEC”) that permits RIMCo to engage or terminate a money manager at any time, subject to the approval by the Funds’ Board, without a shareholder vote. The Funds are required to notify its shareholders within 90 days after a money manager begins providing services. The Funds selects money managers based primarily upon the research and recommendations of RIMCo. RIMCo, utilizing the money manager research provided by Russell, evaluates quantitatively and qualitatively the money managers’ investment style and process, performance record and portfolio characteristics in managing assets for specific asset classes, investment styles and strategies. Short-term investment performance, by itself, is not a controlling factor in the selection or termination of any money manager.

RIMCo’s employee who manages the Funds, oversees the money managers of the Funds and has primary responsibility for the management of the Funds (the “RIMCo Manager”) is:

•	Robert Kuharic, Portfolio Manager since May 2010. From 2006 to 2010, Mr. Kuharic was an Associate Portfolio Manager. From 2005 to 2006, Mr. Kuharic was a Senior Portfolio Analyst.

Pursuant to the Amended and Restated Management Agreement, each Fund pays RIMCo a management fee for the services and facilities it provides, payable on a monthly basis at the annual rates set forth in the table below, and calculated as a percentage of the Fund’s average daily net assets. RIMCo is responsible for compensating the money managers out of the management fees it receives from each Fund.

ETF	Management Fee
Russell U.S. Large Cap ETF
Russell U.S. Large Cap Growth ETF
Russell U.S. Large Cap Value ETF
Russell U.S. All Cap ETF
Russell U.S. Mid Cap ETF
Russell U.S. Small Cap ETF

Please see the Funds’ Statement of Additional Information for additional information about the RIMCo Manager’s compensation, other accounts managed by the RIMCo Manager and the RIMCo Manager’s ownership of securities in a Fund.

A discussion regarding the basis for the Board’s approval of the investment advisory contract between RIMCo and the Fund will be available in the Funds’ annual report to shareholders covering the period ended [    ].

INVESTMENT OBJECTIVE AND INVESTMENT STRATEGIES

Each Fund is an actively-managed exchange-traded fund (commonly referred to as an “ETF”). ETFs are funds that trade like other publicly-traded securities. Similar to shares of an actively-managed mutual fund, each share of a fund represents a partial ownership in an underlying portfolio of securities. Unlike shares of a mutual fund, which can be bought and redeemed from the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of a Fund may be purchased or redeemed directly from a Fund at NAV solely by Authorized Participants. Also unlike shares of a mutual fund, shares of the Funds are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.

The Funds are not index funds. Each Fund is actively managed and does not seek to replicate the performance of a specified index. Index-based exchange traded funds have generally traded at prices which closely correspond to NAV per share. However, actively managed exchange traded funds have a limited trading history and, therefore, there can be no assurance as to whether and/or the extent to which the Shares will trade at premiums or discounts to NAV.

Each of the Funds has a non-fundamental investment objective. A non-fundamental investment objective may be changed by the Board of that Fund without shareholder approval. If a Fund’s investment objective is changed, the Prospectus will be supplemented to reflect the new investment objective. To the extent that there is a material change in a Fund’s investment objective, shareholders will be provided with reasonable notice.

The Board may, if it deems appropriate to do so, authorize the liquidation or merger of a Fund without shareholder approval. Unless Fund Shares are held in a tax-deferred account, liquidation or merger may result in a taxable event for shareholders of the liquidated Fund.

Most of the securities and investment strategies listed below are discretionary, which means they may or may not be used. This Prospectus does not describe all of the various types of securities and investment strategies that may be used by the Funds. The Funds may invest in other types of securities that are not described in this Prospectus. Such securities and investment strategies may subject the Funds to additional risks. Please see the Statement of Additional Information for additional information about the securities and investment strategies described in this Prospectus and about additional securities and investment strategies that may be used by the Funds.

Unless otherwise stated, all percentage and credit quality limitations on Fund investments listed in this Prospectus apply at the time of investment. There would be no violation of any of these requirements unless a Fund fails to comply with any such limitation immediately after and as a result of an investment. A later change in circumstances will not require the sale of an investment if it was proper at the time it was made.

RUSSELL U.S. LARGE CAP ETF

Investment Objective

The Fund seeks to provide long term capital growth.

Principal Investment Strategies

The Russell U.S. Large Cap ETF invests primarily in common stocks of large capitalization U.S. companies, but may also invest in medium capitalization U.S. companies.

While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund defines large capitalization stocks as stocks of those companies represented by the Russell 1000® Index. On [            ], the day on which capitalization data was used for the annual reconstitution of the Russell indexes, the market capitalization of these companies ranged from approximately $[            ] to $[            ]. The market capitalization of these companies will change with market conditions and these capitalization ranges may vary significantly between an index reconstitution and at the time of the next index reconstitution. The Fund may invest in companies not included within the Russell 1000® Index.

The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets in large capitalization companies economically tied to the U.S. The Fund is required to provide 60 days’ notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

In determining if a security is economically tied to the U.S., the Fund generally looks to the country of incorporation of the issuer as listed on Bloomberg, a widely recognized provider of market information. However, the Fund’s portfolio manager may determine a security is economically tied to the U.S. based on other factors, such as an issuer’s country of domicile, where the majority of an issuer’s revenues are generated or where an issuer’s primary exchange is located. As a result, a security may be economically tied to more than one country. Equity securities in which the Fund invests include common stock, preferred stock and equity-equivalent securities or instruments whose values are based on common stocks, such as convertible securities and rights.

The Fund may invest in securities of non-U.S. issuers, typically by purchasing American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”). An ADR is a stock that trades in the U.S. but represents shares in a non-U.S. company. A GDR is a stock that trades in one or more global markets but represents shares of a company domiciled in a different country. The Fund will invest primarily in sponsored ADRs or GDRs but may also invest in unsponsored ADRs or GDRs.

The Fund will employ a multi-style (value, growth and market-oriented) and multi-manager approach whereby investment recommendations are provided by different money managers who employ distinct investment styles. RIMCo manages the Fund by taking individual model portfolios from money managers and combining them to achieve diversification among sources of active return while seeking to realize capital growth. RIMCo will use a proprietary process to assist in the construction and implementation of the portfolio taking into account parameters such as the number of stocks in the portfolio, the level of portfolio turnover, industry and sector diversification, and volatility considerations. RIMCo may utilize some or all of the model portfolios provided by the money managers.

Rather than directly managing Fund assets based upon model portfolios and money managers, RIMCo may also assign a portion of the Fund’s assets to money managers who would then have the discretion to select portfolio securities for its segment of a Fund’s assets.

The Fund uses the following principal investment styles intended to complement one another:

•	Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects.
•

Value Style emphasizes investments in equity securities of companies that appear to a money manager to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues, cash flow or other measures.

•	Market-Oriented Style emphasizes investments in companies from the broad equity market rather than focusing on the growth or value segments of the market.

Additionally, the Fund is diversified by equity substyle. For example, within the Growth Style, the Fund expects to employ both an Earnings Momentum substyle (concentrating on companies with more volatile and accelerating growth rates) and a Consistent Growth substyle (concentrating on companies with stable earnings growth over an economic cycle).

When selecting money managers and determining the weightings of the model portfolios in the portfolio construction process, RIMCo considers a variety of factors. These factors include a money manager’s investment style, investment approach, investment substyle and expected return potential of a money manager relative to its assigned benchmark, as well as the characteristics of the money manager’s typical investment portfolio. These characteristics include capitalization size, growth and profitability measures, valuation measures, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers’ historical and expected investment returns correlate with one another. In addition, RIMCo may adjust weightings of the model portfolios in the portfolio construction process based on overall forecasted portfolio risk.

RIMCo may assign a money manager a specific benchmark other than the Fund’s index. However, the Fund’s primary index remains the benchmark for the Fund and is intended to be representative of the aggregate of the money managers’ benchmark indices.

Money managers may employ a fundamental investment approach, a quantitative investment approach or a combination of both. A quantitative money manager selects stocks using a variety of quantitative investment models (mathematical formulas based on statistical analyses) and mathematical techniques to rank the relative attractiveness of securities versus their benchmarks and uses quantitative techniques to construct its portfolio. A money manager using a fundamental investment approach selects stocks based upon its research and analysis of a variety of factors, including, but not limited to, future earnings potential, security valuations, financial quality and business momentum, and may also incorporate quantitative investment models in its process.

The Fund may sell securities for a variety of reasons including to realize gains, limit losses, to make funds available for other investment opportunities or to meet redemption requests. The Fund may also sell a security if there is a significant change to the security’s risk/return profile or if a money manager determines that the security is no longer consistent with the investment strategies it pursues for the Fund.

Consistent with the Fund’s objectives and strategies, RIMCo may seek to manage risk in the Fund’s investment portfolio by increasing cash reserves, not being fully invested, buying and selling portfolio securities, including exchange-traded funds or notes, or through the use of various instruments, including cash instruments. In addition, RIMCo may adjustweightings of the model portfolios in the portfolio construction process as a means of managing risk. For additional information regarding the risk management program, please see the “Management of the Funds” section of the Fund’s prospectus.

Non-Principal Investment Strategies

The Fund may invest a portion of its assets in securities of companies, known as real estate investment trusts (“REITs”), that own and/or manage properties. By investing in REITs indirectly through the Fund, a shareholder will bear expenses of the REITs in addition to expenses of the Fund.

The Fund may invest in preferred stocks, small capitalization stocks, rights and warrants. The Fund may invest in non-U.S. securities, including emerging markets equity securities.

On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the strategy to expose its cash reserves to the performance of appropriate markets.

RUSSELL U.S. LARGE CAP GROWTH ETF

Investment Objective

The Fund seeks to provide long term capital growth.

Principal Investment Strategies

The Russell U.S. Large Cap Growth ETF invests primarily in common stocks of large capitalization U.S. companies, but may also invest in medium capitalization U.S. companies.

While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund defines large capitalization stocks as stocks of

those companies represented by the Russell 1000® Growth Index. On [            ], the day on which capitalization data was used for the annual reconstitution of the Russell indexes, the market capitalization of these companies ranged from approximately [            ] to [            ]. The market capitalization of these companies will change with market conditions and these capitalization ranges may vary significantly between an index reconstitution and at the time of the next index reconstitution. The Fund may invest in companies not included within the Russell 1000® Growth Index.

The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets in large capitalization companies economically tied to the U.S. The Fund is required to provide 60 days’ notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

In determining if a security is economically tied to the U.S., the Fund generally looks to the country of incorporation of the issuer as listed on Bloomberg, a widely recognized provider of market information. However, the Fund’s portfolio manager may determine a security is economically tied to the U.S. based on other factors, such as an issuer’s country of domicile, where the majority of an issuer’s revenues are generated or where an issuer’s primary exchange is located. As a result, a security may be economically tied to more than one country. Equity securities in which the Fund invests include common stock, preferred stock and equity-equivalent securities or instruments whose values are based on common stocks, such as convertible securities and rights.

The Fund may invest in securities of non-U.S. issuers, typically by purchasing American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”). An ADR is a stock that trades in the U.S. but represents shares in a non-U.S. company. A GDR is a stock that trades in one or more global markets but represents shares of a company domiciled in a different country. The Fund will invest primarily in sponsored ADRs or GDRs but may also invest in unsponsored ADRs or GDRs.

The Fund will employ a growth-style and multi-manager approach whereby investment recommendations are provided by different money managers who employ distinct investment styles. RIMCo manages the Fund by taking individual model portfolios from money managers and combining them to achieve diversification among sources of active return while seeking to realize capital growth. RIMCo will use a proprietary process to assist in the construction and implementation of the portfolio taking into account parameters such as the number of stocks in the portfolio, the level of portfolio turnover, industry and sector diversification, and volatility considerations. RIMCo may utilize some or all of the model portfolios provided by the money managers.

Rather than directly managing Fund assets based upon model portfolios and money managers, RIMCo may also assign a portion of the Fund’s assets to money managers who would then have the discretion to select portfolio securities for its segment of a Fund’s assets.

In general, the Fund seeks to invest in stocks with above average growth rates and favorable earnings momentum. The Fund invests in a broad array of companies that are either currently experiencing, or are expected by the money managers to experience, attractive earnings growth and/or earnings momentum. The money managers of the Fund attempt to identify growth opportunities. Such perceived opportunities may be based on proprietary company research conducted by the managers, broad demographic, regulatory, or political changes that the managers have identified that may spur more attractive earnings growth at select companies, proprietary screens or other means. Certain money managers of the Fund may also pursue a market-oriented style of security selection where securities are selected from the broad equity market rather than focusing on the growth or value segments of the market.

While specific stock selection criteria are unique to each manager, each manager purchases stocks of companies expected to grow at above-average rates. This approach may result in investments in higher growth sectors.

When selecting money managers and determining the weightings of the model portfolios in the portfolio construction process, RIMCo considers a variety of factors. These factors include a money manager’s investment style, investment approach, investment substyle and expected return potential of a money manager relative to its assigned benchmark, as well as the characteristics of the money manager’s typical investment portfolio. These characteristics include capitalization size, growth and profitability measures, valuation measures, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers’ historical and expected investment returns correlate with one another. In addition, RIMCo may adjust weightings of the model portfolios in the portfolio construction process based on overall forecasted portfolio risk.

RIMCo may assign a money manager a specific benchmark other than the Fund’s index. However, the Fund’s primary index remains the benchmark for the Fund and is intended to be representative of the aggregate of the money managers’ benchmark indices.

Money managers may employ a fundamental investment approach, a quantitative investment approach or a combination of both. A quantitative money manager selects stocks using a variety of quantitative investment models (mathematical formulas based on statistical analyses) and mathematical techniques to rank the relative attractiveness of securities versus their benchmarks and uses quantitative techniques to construct its portfolio. A money manager using a fundamental investment approach selects stocks based upon its research and analysis of a variety of factors, including, but not limited to, future earnings potential, security valuations, financial quality and business momentum, and may also incorporate quantitative investment models in its process.

The Fund may sell securities for a variety of reasons including to realize gains, limit losses, to make funds available for other investment opportunities or to meet redemption requests. The Fund may also sell a security if there is a significant change to the security’s risk/return profile or if a money manager determines that the security is no longer consistent with the investment strategies it pursues for the Fund.

Consistent with the Fund’s objectives and strategies, RIMCo may seek to manage risk in the Fund’s investment portfolio by increasing cash reserves, not being fully invested, buying and selling portfolio securities, including exchange-traded funds or notes, or through the use of various instruments, including futures, options, swaps or cash instruments. In addition, RIMCo may adjust weightings of the model portfolios in the portfolio construction process as a means of managing risk. For additional information regarding the risk management program, please see the “Management of the Funds” section of the Fund’s prospectus.

Non-Principal Investment Strategies

The Fund may invest a portion of its assets in securities of companies, known as real estate investment trusts (“REITs”), that own and/or manage properties. By investing in REITs indirectly through the Fund, a shareholder will bear expenses of the REITs in addition to expenses of the Fund.

The Fund may invest in preferred stocks, small capitalization stocks, rights and warrants. The Fund may invest in non-U.S. securities, including emerging markets equity securities.

On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the strategy to expose its cash reserves to the performance of appropriate markets.

Russell U.S. Large Cap Value ETF

Investment Objective

The Fund seeks to provide long term capital growth.

Principal Investment Strategies

The Russell U.S. Large Cap Value ETF invests primarily in common stocks of large capitalization U.S. companies, but may also invest in medium capitalization U.S. companies.

While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund defines large capitalization stocks as stocks of those companies represented by the Russell 1000® Value Index. On [            ], the day on which capitalization data was used for the annual reconstitution of the Russell indexes, the market capitalization of these companies ranged from approximately [            ] to [            ]. The market capitalization of these companies will change with market conditions and these capitalization ranges may vary significantly between an index reconstitution and at the time of the next index reconstitution. The Fund may invest in companies not included within the Russell 1000® Value Index.

The Fund invests in value stocks, which are stocks that appear to a money manager to be undervalued relative to their corporate worth, based on current or forecasted earnings, book or asset value, revenues, cash flow or other measures. Certain money managers of the Fund may also pursue a market-oriented style of security selection where securities are selected from the broad equity market rather than focusing on the growth or value segments of the market.

The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets in large capitalization companies economically tied to the U.S. The Fund is required to provide 60 days’ notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

In determining if a security is economically tied to the U.S., the Fund generally looks to the country of incorporation of the issuer as listed on Bloomberg, a widely recognized provider of market information. However, the Fund’s portfolio manager may determine a security is economically tied to the U.S. based on other factors, such as an issuer’s country of domicile, where the majority of an issuer’s revenues are generated or where an issuer’s primary exchange is located. As a result, a security may be economically tied to more than one country. Equity securities in which the Fund invests include common stock, preferred stock and equity-equivalent securities or instruments whose values are based on common stocks, such as convertible securities and rights.

The Fund may invest in securities of non-U.S. issuers, typically by purchasing American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”). An ADR is a stock that trades in the U.S. but represents shares in a non-U.S. company. A GDR is a stock that trades in one or more global markets but represents shares of a company domiciled in a different country. The Fund will invest primarily in sponsored ADRs or GDRs but may also invest in unsponsored ADRs or GDRs.

The Fund will employ a value-style and multi-manager approach whereby investment recommendations are provided by different money managers who employ distinct investment styles. RIMCo manages the Fund by taking individual model portfolios from money managers and combining them to achieve diversification among sources of active return while seeking to realize capital growth. RIMCo will use a proprietary process to assist in the construction and implementation of the portfolio taking into account parameters such as the number of stocks in the portfolio, the level of portfolio turnover, industry and sector diversification, and volatility considerations. RIMCo may utilize some or all of the model portfolios provided by the money managers.

Rather than directly managing Fund assets based upon model portfolios and money managers, RIMCo may also assign a portion of the Fund’s assets to money managers who would then have the discretion to select portfolio securities for its segment of a Fund’s assets.

While specific stock selection criteria are unique to each manager, each manager purchases stocks of companies deemed to be undervalued in the market.

When selecting money managers and determining the weightings of the model portfolios in the portfolio construction process, RIMCo considers a variety of factors. These factors include a money manager’s investment style, investment approach, investment substyle and expected return potential of a money manager relative to its assigned benchmark, as well as the characteristics of the money manager’s typical investment portfolio. These characteristics include capitalization size, growth and profitability measures, valuation measures, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers’ historical and expected investment returns correlate with one another. In addition, RIMCo may adjust weightings of the model portfolios in the portfolio construction process based on overall forecasted portfolio risk.

RIMCo may assign a money manager a specific benchmark other than the Fund’s index. However, the Fund’s primary index remains the benchmark for the Fund and is intended to be representative of the aggregate of the money managers’ benchmark indices.

Money managers may employ a fundamental investment approach, a quantitative investment approach or a combination of both. A quantitative money manager selects stocks using a variety of quantitative investment models (mathematical formulas based on statistical analyses) and mathematical techniques to rank the relative attractiveness of securities versus their benchmarks and uses quantitative techniques to construct its portfolio. A money manager using a fundamental investment approach selects stocks based upon its research and analysis of a variety of factors, including, but not limited to, future earnings potential, security valuations, financial quality and business momentum, and may also incorporate quantitative investment models in its process.

The Fund may sell securities for a variety of reasons including to realize gains, limit losses, to make funds available for other investment opportunities or to meet redemption requests. The Fund may also sell a security if there is a significant change to the security’s risk/return profile or if a money manager determines that the security is no longer consistent with the investment strategies it pursues for the Fund.

Consistent with the Fund’s objectives and strategies, RIMCo may seek to manage risk in the Fund’s investment portfolio by increasing cash reserves, not being fully invested, buying and selling portfolio securities, including exchange-traded funds or notes, or through the use of various instruments, including futures, options, swaps or cash instruments. In addition, RIMCo may adjust weightings of the model portfolios in the portfolio construction process as a means of managing risk. For additional information regarding the risk management program, please see the “Management of the Funds” section of the Fund’s prospectus.

Non-Principal Investment Strategies

The Fund may invest a portion of its assets in securities of companies, known as real estate investment trusts (“REITs”), that own and/or manage properties. By investing in REITs indirectly through the Fund, a shareholder will bear expenses of the REITs in addition to expenses of the Fund.

The Fund may invest in preferred stocks, small capitalization stocks, rights and warrants. The Fund may invest in non-U.S. securities, including emerging markets equity securities.

On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the strategy to expose its cash reserves to the performance of appropriate markets.

Russell U.S. ALL CAP ETF

Investment Objective

The Fund seeks to provide long term capital growth.

Principal Investment Strategies

The Russell U.S. All Cap ETF invests primarily in common stocks of large, medium and small capitalization U.S. companies.

While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund defines large, medium and small capitalization stocks as stocks of those companies represented by the Russell 3000® Index. On [            ], the day on which capitalization data was used for the annual reconstitution of the Russell indexes, the market capitalization of these companies ranged from approximately [            ] to [            ]. The market capitalization of these companies will change with market conditions and these capitalization ranges may vary significantly between an index reconstitution and at the time of the next index reconstitution. The Fund may invest in companies not included within the Russell 3000® Index.

The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets in companies economically tied to the U.S. The Fund is required to provide 60 days’ notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

In determining if a security is economically tied to the U.S., the Fund generally looks to the country of incorporation of the issuer as listed on Bloomberg, a widely recognized provider of market information. However, the Fund’s portfolio manager may determine a security is economically tied to the U.S. based on other factors, such as an issuer’s country of domicile, where the majority of an issuer’s revenues are generated or where an issuer’s primary exchange is located. As a result, a security may be economically tied to more than one country. Equity securities in which the Fund invests include common stock, preferred stock and equity-equivalent securities or instruments whose values are based on common stocks, such as convertible securities and rights.

The Fund may invest in securities of non-U.S. issuers, typically by purchasing American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”). An ADR is a stock that trades in the U.S. but represents shares in a non-U.S. company. A GDR is a stock that trades in one or more global markets but represents shares of a company domiciled in a different country. The Fund will invest primarily in sponsored ADRs or GDRs but may also invest in unsponsored ADRs or GDRs.

The Fund will employ a multi-style (value, growth and market-oriented) and multi-manager approach whereby investment recommendations are provided by different money managers who employ distinct investment styles. RIMCo manages the Fund by taking individual model portfolios from money managers and combining them to achieve diversification among sources of active return while seeking to realize capital growth. RIMCo will use a proprietary process to assist in the construction and implementation of the portfolio taking into account parameters such as the number of stocks in the portfolio, the level of portfolio turnover, industry and sector diversification, and volatility considerations. RIMCo may utilize some or all of the model portfolios provided by the money managers.

Rather than directly managing Fund assets based upon model portfolios and money managers, RIMCo may also assign a portion of the Fund’s assets to money managers who would then have the discretion to select portfolio securities for its segment of a Fund’s assets.

The Fund uses the following principal investment styles intended to complement one another:

•	Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects.
•

Value Style emphasizes investments in equity securities of companies that appear to a money manager to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues, cash flow or other measures.

•	Market-Oriented Style emphasizes investments in companies from the broad equity market rather than focusing on the growth or value segments of the market.

Additionally, the Fund is diversified by equity substyle. For example, within the Growth Style, the Fund expects to employ both an Earnings Momentum substyle (concentrating on companies with more volatile and accelerating growth rates) and a Consistent Growth substyle (concentrating on companies with stable earnings growth over an economic cycle).

When selecting money managers and determining the weightings of the model portfolios in the portfolio construction process, RIMCo considers a variety of factors. These factors include a money manager’s investment style, investment approach, investment substyle and expected return potential of a money manager relative to its assigned benchmark, as well as the characteristics of the money manager’s typical investment portfolio. These characteristics include capitalization size, growth and profitability measures, valuation measures, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers’ historical and expected investment returns correlate with one another. In addition, RIMCo may adjust weightings of the model portfolios in the portfolio construction process based on overall forecasted portfolio risk.

RIMCo may assign a money manager a specific benchmark other than the Fund’s index. However, the Fund’s primary index remains the benchmark for the Fund and is intended to be representative of the aggregate of the money managers’ benchmark indices.

Money managers may employ a fundamental investment approach, a quantitative investment approach or a combination of both. A quantitative money manager selects stocks using a variety of quantitative investment models (mathematical formulas based on statistical analyses) and mathematical techniques to rank the relative attractiveness of securities versus their benchmarks and uses quantitative techniques to construct its portfolio. A money manager using a fundamental investment approach selects stocks based upon its research and analysis of a variety of factors, including, but not limited to, future earnings potential, security valuations, financial quality and business momentum, and may also incorporate quantitative investment models in its process.

The Fund may sell securities for a variety of reasons including to realize gains, limit losses, to make funds available for other investment opportunities or to meet redemption requests. The Fund may also sell a security if there is a significant change to the security’s risk/return profile or if a money manager determines that the security is no longer consistent with the investment strategies it pursues for the Fund.

Consistent with the Fund’s objectives and strategies, RIMCo may seek to manage risk in the Fund’s investment portfolio by increasing cash reserves, not being fully invested, buying and selling portfolio securities, including exchange-traded funds or notes, or through the use of various instruments, including futures, options, swaps or cash instruments. In addition, RIMCo may adjust weightings of the model portfolios in the portfolio construction process as a means of managing risk. For additional information regarding the risk management program, please see the “Management of the Funds” section of the Fund’s prospectus.

Non-Principal Investment Strategies

The Fund may invest a portion of its assets in securities of companies, known as real estate investment trusts (“REITs”), that own and/or manage properties. By investing in REITs indirectly through the Fund, a shareholder will bear expenses of the REITs in addition to expenses of the Fund.

The Fund may invest in preferred stocks, small capitalization stocks, rights and warrants. The Fund may invest in non-U.S. securities, including emerging markets equity securities.

On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the strategy to expose its cash reserves to the performance of appropriate markets.

RUSSELL U.S. MID CAP ETF

Investment Objective

The Fund seeks to provide long term capital growth.

Principal Investment Strategies

The Russell U.S. Mid Cap ETF invests primarily in common stocks of medium capitalization U.S. companies.

While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund defines medium, or mid, capitalization stocks as stocks of those companies represented by the Russell Midcap® Index. On [            ], the day on which capitalization data was used for the annual reconstitution of the Russell indexes, the market capitalization of these companies ranged from approximately [            ] to [            ]. The market capitalization of these companies will change with market conditions and these capitalization ranges may vary significantly between an index reconstitution and at the time of the next index reconstitution. The Fund may invest in companies not included within the Russell Midcap® Index.

The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets in medium capitalization companies economically tied to the U.S. The Fund is required to provide 60 days’ notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

In determining if a security is economically tied to the U.S., the Fund generally looks to the country of incorporation of the issuer as listed on Bloomberg, a widely recognized provider of market information. However, the Fund’s portfolio manager may determine a security is economically tied to the U.S. based on other factors, such as an issuer’s country of domicile, where the majority of an issuer’s revenues are generated or where an issuer’s primary exchange is located. As a result, a security may be economically tied to more than one country. Equity securities in which the Fund invests include common stock, preferred stock and equity-equivalent securities or instruments whose values are based on common stocks, such as convertible securities and rights.

The Fund may invest in securities of non-U.S. issuers, typically by purchasing American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”). An ADR is a stock that trades in the U.S. but represents shares in a non-U.S. company. A GDR is a stock that trades in one or more global markets but represents shares of a company domiciled in a different country. The Fund will invest primarily in sponsored ADRs or GDRs but may also invest in unsponsored ADRs or GDRs.

The Fund will employ a multi-style (value, growth and market-oriented) and multi-manager approach whereby investment recommendations are provided by different money managers who employ distinct investment styles. RIMCo manages the Fund by taking individual model portfolios from money managers and combining them to achieve diversification among sources of active return while seeking to realize capital growth. RIMCo will use a proprietary process to assist in the construction and implementation of the portfolio taking into account parameters such as the number of stocks in the portfolio, the level of portfolio turnover, industry and sector diversification, and volatility considerations. RIMCo may utilize some or all of the model portfolios provided by the money managers.

Rather than directly managing Fund assets based upon model portfolios and money managers, RIMCo may also assign a portion of the Fund’s assets to money managers who would then have the discretion to select portfolio securities for its segment of a Fund’s assets.

The Fund uses the following principal investment styles intended to complement one another:

•	Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects.

•

Value Style emphasizes investments in equity securities of companies that appear to a money manager to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues, cash flow or other measures.

•	Market-Oriented Style emphasizes investments in companies from the broad equity market rather than focusing on the growth or value segments of the market.

Additionally, the Fund is diversified by equity substyle. For example, within the Growth Style, the Fund expects to employ both an Earnings Momentum substyle (concentrating on companies with more volatile and accelerating growth rates) and a Consistent Growth substyle (concentrating on companies with stable earnings growth over an economic cycle).

When selecting money managers and determining the weightings of the model portfolios in the portfolio construction process, RIMCo considers a variety of factors. These factors include a money manager’s investment style, investment approach, investment substyle and expected return potential of a money manager relative to its assigned benchmark, as well as the characteristics of the money manager’s typical investment portfolio. These characteristics include capitalization size, growth and profitability measures, valuation measures, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers’ historical and expected investment returns correlate with one another. In addition, RIMCo may adjust weightings of the model portfolios in the portfolio construction process based on overall forecasted portfolio risk.

RIMCo may assign a money manager a specific benchmark other than the Fund’s index. However, the Fund’s primary index remains the benchmark for the Fund and is intended to be representative of the aggregate of the money managers’ benchmark indices.

Money managers may employ a fundamental investment approach, a quantitative investment approach or a combination of both. A quantitative money manager selects stocks using a variety of quantitative investment models (mathematical formulas based on statistical analyses) and mathematical techniques to rank the relative attractiveness of securities versus their benchmarks and uses quantitative techniques to construct its portfolio. A money manager using a fundamental investment approach selects stocks based upon its research and analysis of a variety of factors, including, but not limited to, future earnings potential, security valuations, financial quality and business momentum, and may also incorporate quantitative investment models in its process.

The Fund may sell securities for a variety of reasons including to realize gains, limit losses, to make funds available for other investment opportunities or to meet redemption requests. The Fund may also sell a security if there is a significant change to the security’s risk/return profile or if a money manager determines that the security is no longer consistent with the investment strategies it pursues for the Fund.

Consistent with the Fund’s objectives and strategies, RIMCo may seek to manage risk in the Fund’s investment portfolio by increasing cash reserves, not being fully invested, buying and selling portfolio securities, including exchange-traded funds or notes, or through the use of various instruments, including futures, options, swaps or cash instruments. In addition, RIMCo may adjust weightings of the model portfolios in the portfolio construction process as a means of managing risk. For additional information regarding the risk management program, please see the “Management of the Funds” section of the Fund’s prospectus.

Non-Principal Investment Strategies

The Fund may invest a portion of its assets in securities of companies, known as real estate investment trusts (“REITs”), that own and/or manage properties. By investing in REITs indirectly through the Fund, a shareholder will bear expenses of the REITs in addition to expenses of the Fund.

The Fund may invest in preferred stocks, small capitalization stocks, rights and warrants. The Fund may invest in non-U.S. securities, including emerging markets equity securities.

On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the strategy to expose its cash reserves to the performance of appropriate markets.

RUSSELL U.S. SMALL CAP ETF

Investment Objective

The Fund seeks to provide long term capital growth.

Principal Investment Strategies

The Russell U.S. Small Cap ETF invests primarily in common stocks of small capitalization U.S. companies.

While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund defines small capitalization stocks as stocks of those companies represented by the Russell 2500® Index. On [            ], the day on which capitalization data was used for the annual reconstitution of the Russell indexes, the market capitalization of these companies ranged from approximately [            ] to [            ]. The market capitalization of these companies will change with market conditions and these capitalization ranges may vary significantly between an index reconstitution and at the time of the next index reconstitution. The Fund may invest in companies not included within the Russell 2500® Index.

The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets in small capitalization companies economically tied to the U.S. The Fund is required to provide 60 days’ notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

In determining if a security is economically tied to the U.S., the Fund generally looks to the country of incorporation of the issuer as listed on Bloomberg, a widely recognized provider of market information. However, the Fund’s portfolio manager may determine a security is economically tied to the U.S. based on other factors, such as an issuer’s country of domicile, where the majority of an issuer’s revenues are generated or where an issuer’s primary exchange is located. As a result, a security may be economically tied to more than one country. Equity securities in which the Fund invests include common stock, preferred stock and equity-equivalent securities or instruments whose values are based on common stocks, such as convertible securities and rights.

The Fund may invest in securities of non-U.S. issuers, typically by purchasing American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”). An ADR is a stock that trades in the U.S. but represents shares in a non-U.S. company. A GDR is a stock that trades in one or more global markets but represents shares of a company domiciled in a different country. The Fund will invest primarily in sponsored ADRs or GDRs but may also invest in unsponsored ADRs or GDRs.

The Fund will employ a multi-style (value, growth and market-oriented) and multi-manager approach whereby investment recommendations are provided by different money managers who employ distinct investment styles. RIMCo manages the Fund by taking individual model portfolios from money managers and combining them to achieve diversification among sources of active return while seeking to realize capital growth. RIMCo will use a proprietary process to assist in the construction and implementation of the portfolio taking into account parameters such as the number of stocks in the portfolio, the level of portfolio turnover, industry and sector diversification, and volatility considerations. RIMCo may utilize some or all of the model portfolios provided by the money managers.

Rather than directly managing Fund assets based upon model portfolios and money managers, RIMCo may also assign a portion of the Fund’s assets to money managers who would then have the discretion to select portfolio securities for its segment of a Fund’s assets.

The Fund uses the following principal investment styles intended to complement one another:

•	Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects.
•

Value Style emphasizes investments in equity securities of companies that appear to a money manager to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues, cash flow or other measures.

•	Market-Oriented Style emphasizes investments in companies from the broad equity market rather than focusing on the growth or value segments of the market.

Additionally, the Fund is diversified by equity substyle. For example, within the Growth Style, the Fund expects to employ both an Earnings Momentum substyle (concentrating on companies with more volatile and accelerating growth rates) and a Consistent Growth substyle (concentrating on companies with stable earnings growth over an economic cycle).

When selecting money managers and determining the weightings of the model portfolios in the portfolio construction process, RIMCo considers a variety of factors. These factors include a money manager’s investment style, investment approach, investment substyle and expected return potential of a money manager relative to its assigned benchmark, as well as the characteristics of the money manager’s typical investment portfolio. These characteristics include capitalization size, growth and profitability measures, valuation measures, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers’ historical and expected investment returns correlate with one another. In addition, RIMCo may adjust weightings of the model portfolios in the portfolio construction process based on overall forecasted portfolio risk.

RIMCo may assign a money manager a specific benchmark other than the Fund’s index. However, the Fund’s primary index remains the benchmark for the Fund and is intended to be representative of the aggregate of the money managers’ benchmark indices.

Money managers may employ a fundamental investment approach, a quantitative investment approach or a combination of both. A quantitative money manager selects stocks using a variety of quantitative investment models (mathematical formulas based on statistical analyses) and mathematical techniques to rank the relative attractiveness of securities versus their benchmarks and uses quantitative techniques to construct its portfolio. A money manager using a fundamental investment approach selects stocks based upon its research and analysis of a variety of factors, including, but not limited to, future earnings potential, security valuations, financial quality and business momentum, and may also incorporate quantitative investment models in its process.

The Fund may sell securities for a variety of reasons including to realize gains, limit losses, to make funds available for other investment opportunities or to meet redemption requests. The Fund may also sell a security if there is a significant change to the security’s risk/return profile or if a money manager determines that the security is no longer consistent with the investment strategies it pursues for the Fund.

Consistent with the Fund’s objectives and strategies, RIMCo may seek to manage risk in the Fund’s investment portfolio by increasing cash reserves, not being fully invested, buying and selling portfolio securities, including exchange-traded funds or notes, or through the use of various instruments, including futures, options, swaps or cash instruments. In addition, RIMCo may adjust weightings of the model portfolios in the portfolio construction process as a means of managing risk. For additional information regarding the risk management program, please see the “Management of the Funds” section of the Fund’s prospectus.

Non-Principal Investment Strategies

The Fund may invest a portion of its assets in securities of companies, known as real estate investment trusts (“REITs”), that own and/or manage properties. By investing in REITs indirectly through the Fund, a shareholder will bear expenses of the REITs in addition to expenses of the Fund.

The Fund may invest in preferred stocks, small capitalization stocks, rights and warrants. The Fund may invest in non-U.S. securities, including emerging markets equity securities.

On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the strategy to expose its cash reserves to the performance of appropriate markets.

ADDITIONAL RISK INFORMATION

The following section provides additional information regarding certain of the principal risks identified under “Principal Risks of Investing in the Fund” in the “Risk/Return Summary” section, along with additional risk information.

Fund	Principal Risks	Non-Principal Risks
Russell U.S. Large Cap ETF

•     Active Security Selection

•     Use of Proprietary Process

•     Multi-Manager Approach

•     Selection and Management Risk

•     Equity Securities

•     Growth Stocks

•     Value Stocks

•     Market-Oriented Investments

•     Quantitative Investing

•     Fundamental Investing

•     Depositary Receipts

•     Market Volatility

•     Securities of Medium Capitalization Companies

•     Government Intervention in and Regulation of Financial Markets

•     Trading Issues

•     Costs of Buying or Selling Shares

•     Continuous Offering

•     Convertible Securities

•     Currency Risk

•     Fluctuation of Net Asset Value

•     Halting of Trades

•     Liquidity Risk

•     New Fund Risk

•     Risks of Secondary Listings

Russell U.S. Large Cap Growth ETF

•     Active Security Selection

•     Use of Proprietary Process

•     Multi-Manager Approach

•     Selection and Management Risk

•     Equity Securities

•     Growth Stocks

•     Quantitative Investing

•     Fundamental Investing

•     Depositary Receipts

•     Market Volatility

•     Securities of Medium Capitalization Companies

•     Government Intervention in and Regulation of Financial Markets

•     Trading Issues

•     Costs of Buying or Selling Shares

•     Continuous Offering

•     Convertible Securities

•     Currency Risk

•     Fluctuation of Net Asset Value

•     Halting of Trades

•     Liquidity Risk

•     New Fund Risk

•     Risks of Secondary Listings

Russell U.S. Large Cap Value ETF

•     Active Security Selection

•     Use of Proprietary Process

•     Multi-Manager Approach

•     Selection and Management Risk

•     Equity Securities

•     Value Securities

•     Quantitative Investing

•     Fundamental Investing

•     Depositary Receipts

•     Market Volatility

•     Securities of Medium Capitalization Companies

•     Government Intervention in and Regulation of Financial Markets

•     Trading Issues

•     Costs of Buying or Selling Shares

•     Continuous Offering

•     Convertible Securities

•     Currency Risk

•     Fluctuation of Net Asset Value

•     Halting of Trades

•     Liquidity Risk

•     New Fund Risk

•     Risks of Secondary Listings

Fund	Principal Risks	Non-Principal Risks
Russell U.S. All Cap ETF

•     Active Security Selection

•     Use of Proprietary Process

•     Multi-Manager Approach

•     Selection and Management Risk

•     Equity Securities

•     Growth Stocks

•     Value Stocks

•     Market-Oriented Investments

•     Quantitative Investing

•     Fundamental Investing

•     Securities of Small Capitalization Companies

•     Depositary Receipts

•     Market Volatility

•     Securities of Medium Capitalization Companies

•     Government Intervention in and Regulation of Financial Markets

•     Trading Issues

•     Costs of Buying or Selling Shares

•     Continuous Offering

•     Convertible Securities

•     Currency Risk

•     Fluctuation of Net Asset Value

•     Halting of Trades

•     Liquidity Risk

•     New Fund Risk

•     Risks of Secondary Listings

Russell U.S. Mid Cap ETF

•     Active Security Selection

•     Use of Proprietary Process

•     Multi-Manager Approach

•     Selection and Management Risk

•     Equity Securities

•     Growth Stocks

•     Value Stocks

•     Market-Oriented Investments

•     Quantitative Investing

•     Fundamental Investing

•     Depositary Receipts

•     Market Volatility

•     Securities of Medium Capitalization Companies

•     Government Intervention in and Regulation of Financial Markets

•     Trading Issues

•     Costs of Buying or Selling Shares

•     Continuous Offering

•     Convertible Securities

•     Currency Risk

•     Fluctuation of Net Asset Value

•     Halting of Trades

•     Liquidity Risk

•     New Fund Risk

•     Risks of Secondary Listings

Russell U.S. Small Cap ETF

•     Active Security Selection

•     Use of Proprietary Process

•     Multi-Manager Approach

•     Equity Securities

•     Growth Stocks

•     Value Stocks

•     Market-Oriented Investments

•     Securities of Small Capitalization Companies

•     Quantitative Investing

•     Fundamental Investing

•     Depositary Receipts

•     Market Volatility

•     Government Intervention in and Regulation of Financial Markets

•     Trading Issues

•     Costs of Buying or Selling Shares

•     Continuous Offering

•     Convertible Securities

•     Currency Risk

•     Fluctuation of Net Asset Value

•     Halting of Trades

•     Liquidity Risk

•     New Fund Risk

•     Risks of Secondary Listings

In order to determine which risks are principal or non-principal risks for a Fund, please refer to the table above.

Multi-Manager Approach

The investment styles employed by a Fund’s money managers may not be complementary. The interplay of the various strategies employed by the Fund’s multiple money managers may result in the Fund holding a concentration of certain types of securities. This concentration may be beneficial or detrimental to the Fund’s performance depending upon the performance of those securities and the overall economic environment. The money managers selected for the Fund may underperform the market generally or other money managers that could have been selected for that Fund. The multi-manager approach could increase the Fund’s portfolio turnover rates which may result in higher levels of realized capital gains or losses with respect to the Fund’s portfolio securities, higher brokerage commissions and other transaction costs.

Use of Proprietary Process

The proprietary process used by RIMCo to assist in constructing the Fund’s portfolio does not assure successful investment. Securities selected with the assistance of the process may be negatively impacted by factors or events not foreseen in developing the process. As a result, the Fund may have a lower return than if it were managed using another process or strategy.

Selection and Management Risk

Actively managed investment portfolios are subject to management risk. The securities or instruments chosen by RIMCo or a money manager to be in the Fund’s portfolio may decline in value. Security or instrument selection risk may cause the Fund to underperform other funds with similar investment objectives and investment strategies even in a rising market. Despite strategies to achieve positive investment returns regardless of general market conditions, the values of investments will change with market conditions, and so will the value of any investment in the Fund. Investments in the Fund could be lost or the Fund could underperform other investments.

•	Risk Management

There is no guarantee that RIMCo will effectively assess a Fund’s portfolio risk and it is possible that its judgments regarding a Fund’s risk profile may prove incorrect. In addition, actions taken for risk management purposes may be ineffective and/or cause the Fund to underperform other funds with similar investment objectives and investment strategies. Risk models are generally backward-looking or use historical data to generate forecasts for the future which could result in an incorrect assessment of the level of risk in a Fund’s.

Equity Securities

The value of equity securities fluctuates in response to general market and economic conditions (market risk) and in response to the fortunes of individual companies (company risk). Therefore, the value of an investment in the Funds that hold equity securities may decrease. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. Also, certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on stock markets. Changes in the financial condition of a company or other issuer, changes in specific market, economic, political, and regulatory conditions that affect a particular type of investment or issuer, and changes in general market, economic, political, and regulatory conditions can adversely affect the price of equity securities. These developments and changes can affect a single issuer, issuers within a broad market sector, industry or geographic region, or the market in general. A fund that has not been designated as a “growth” or “value” fund may nonetheless invest in companies that fall within a particular investment style from time to time.

Common Stocks

The value of common stocks will rise and fall in response to the activities of the company that issued the stock, general market conditions and/or economic conditions. If an issuer is liquidated or declares bankruptcy, the claims of owners of bonds will take precedence over the claims of owners of common stocks.

Value Stocks

Investments in value stocks are subject to the risks of common stocks, as well as the risks that (i) their intrinsic values may never be realized by the market or (ii) such stock may turn out not to have been undervalued.

Growth Stocks

Investments in growth stocks are subject to the risks of common stocks. Growth company stocks generally provide minimal dividends which could otherwise offset the impact of a market decline. The value of growth company stocks may rise and fall significantly based, in part, on investors’ perceptions of the company, rather than on fundamental analysis of the stocks.

Market-Oriented Investments

Market-oriented investments are subject to the risks of common stocks, as well as the risks associated with growth and value stocks.

Quantitative Investing

Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes from the factors’ historical trends. Additionally, commonality of holdings across quantitative money managers may amplify losses.

Fundamental Investing

In fundamental analysis, securities are selected based on an evaluation of a company’s future earnings potential, security valuations, financial quality and business momentum. The process may result in an evaluation of a security’s value that may be incorrect or, if correct, may not be reflected in the security’s price.

Securities of Small Capitalization Companies

Investments in securities of small capitalization companies are subject to the risks of common stocks. Investments in smaller companies may involve greater risks because these companies generally have a limited track record. Smaller companies often have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. As a result, their performance can be more volatile, which may increase the volatility of a Fund’s portfolio.

Securities of Medium Capitalization Companies

Investments in securities of medium capitalization companies are subject to the risks of common stocks. Investments in medium-sized companies may involve greater risks because these companies generally have a limited track record. Medium-sized companies often have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. As a result, their performance can be more volatile, which may increase the volatility of a Fund’s portfolio.

Depositary Receipts

Depositary receipts are securities traded on a local stock exchange that represent interests in securities issued by a foreign publicly listed company. Depositary receipts have the same currency and economic risks as the underlying shares they represent. They are affected by the risks associated with the underlying non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies. The value of depositary receipts will rise and fall in response to the activities of the company that issued the securities represented by the depositary receipts, general market conditions and/or economic conditions. Also, if there is a rise in demand for the underlying security and it becomes less available to the market, the price of the depositary receipt may rise, causing the Fund to pay a premium in order to obtain the desired depositary receipt. Conversely, changes in foreign market conditions or access to the underlying securities could result in a decline in the value of the depositary receipt.

Market Volatility

Financial markets have recently exhibited substantial instability and volatility. Volatile financial markets can expose the Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund. The Fund has established procedures to value instruments for which market prices may not be readily available. RIMCo will monitor developments in financial markets and seek to manage the Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that it will be successful in doing so.

Trading Issues

Although the shares of the Fund (“Shares”) are listed for trading on [TBD] (the “Exchange”) and may be listed or traded on U.S. and non-U.S. stock exchanges other than the Exchange, there can be no assurance that an active trading market for such Shares will develop or be maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged or that the Shares will trade with any volume, or at all, on any stock exchange.

Government Intervention in and Regulation of Financial Markets

Recent instability in the financial markets has led the U.S. government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. The effects of such action are not yet fully known. Federal, state, and other governments, their regulatory agencies, or self regulatory organizations may take additional actions that affect the regulation of the instruments in which the Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Future legislation or regulation may also change the way in which the Fund itself is regulated. Such legislation or regulation could limit or preclude the Fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of a Fund’s portfolio holdings.

Costs of Buying or Selling Shares

Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the difference between the price that an investor is willing to pay for Shares (the “bid” price) and the price at which an investor is willing to sell Shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Fund’s Shares have more trading volume and market liquidity and higher if the Fund’s Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. Due to the costs of buying or selling Shares, including bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Continuous Offering

The method by which Creation Units are purchased and traded may raise certain issues under applicable securities laws. Because new Creation Units are issued and sold by the Fund on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act of 1933, as amended (“Securities Act”), may occur.

Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the principal underwriter, breaks them down into individual Shares, and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus or summary prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available with respect to such transactions as a result of Section 24(d) of the 1940 Act.

Currency Risk

North American (non-U.S.) securities that trade in, and receive revenues in, North American (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Because the Fund’s NAV is determined in U.S. dollars, the Fund’s NAV could decline if the currency of the non-U.S. market in which the Fund invests depreciates against the U.S. dollar. Currency rates in North American countries may fluctuate significantly over short periods of time due to market events, actions of governments or their central banks or political developments in the U.S. or abroad. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.

Fluctuation of Net Asset Value

The net asset value of the Shares will generally fluctuate with changes in the market value of the Fund’s securities holdings. The market prices of Shares will generally fluctuate in accordance with changes in the Fund’s net asset value and supply and demand of Shares on the Exchange. It cannot be predicted whether Shares will trade below, at or above their net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of an index trading individually or in the aggregate at any point in time. The market prices of Shares may deviate significantly from the net asset value of the Shares during periods of market volatility. However, given that Shares can be created and redeemed in Creation Units (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset value), RIMCo believes that large discounts or premiums to the net asset value of Shares should not be sustained. While the creation/redemption feature is designed to make it likely that Shares normally will trade close to the Fund’s net asset value, disruptions to creations and redemptions may result in trading prices that differ significantly from such Fund’s net asset value. If an investor purchases Shares at a time when the market price is at a premium to the net asset value of the Shares or sells at a time when the market price is at a discount to the net asset value of the Shares, then the investor may sustain losses.

Halting of Trades

Trading of Fund shares on an exchange may be halted whenever trading in equity securities generally is halted by the activation of marketwide “circuit breakers” (a rule that requires a halt in trading for a specific period of time when market prices decline by a specified percentage during the course of a trading day). Trading of Fund shares may also be halted if: (1) the shares are delisted from the listing exchange without first being listed on another exchange; or (2) exchange officials determine that such action is appropriate in the interest of a fair and orderly market or to protect investors.

Liquidity Risk

Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer or a security’s underlying collateral. In such cases, due to limitations on investments in illiquid securities and the difficulty in purchasing and selling such securities or instruments, the Fund may be unable to achieve its desired level of exposure to a certain sector. Also, the market price of certain investments may fall dramatically if there is no liquid trading market. To the extent that the Fund’s principal investment strategies involve foreign (non-U.S.) securities or securities with substantial market and/or credit risk, the Fund will tend to have the greatest exposure to liquidity risk.

New Fund Risk

The Fund is new which may result in additional risk. There can be no assurance that the Fund will grow to an economically viable size, in which case the Fund may cease operations. In such an event, investors may be required to liquidate or transfer their investments at an inopportune time. You should consider your own investment goals, time horizon and risk tolerance before investing in the Fund.

Risks of Secondary Listings

The Fund’s shares may be listed or traded on U.S. and non-U.S. stock exchanges other than the U.S. stock exchange where the Fund’s primary listing is maintained. There can be no assurance that the Fund’s shares will continue to trade on any such stock exchange or in any market or that the Funds’ shares will continue to meet the requirements for listing or trading on any exchange or in any market. An active trading market may not exist for Fund shares, and although Fund shares are listed on a national securities exchange, it is possible that an active trading market may not be maintained. Additionally, the Fund’s shares may be less actively traded in certain markets than others, and investors are subject to the execution and settlement risks and market standards of the market where they or their broker direct their trades for execution. Certain information available to investors who trade Fund shares on a U.S. stock exchange during regular U.S. market hours may not be available to investors who trade in other markets, which may result in secondary market prices in such markets being less efficient. Because Fund shares trade at market prices NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).

PORTFOLIO HOLDINGS

A description of the Funds’ policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the Funds’ Statement of Additional Information.

DIVIDENDS AND DISTRIBUTIONS

As a Fund shareholder, you are entitled to your share of a Fund’s income and net realized gains on its investments. Each Fund pays out substantially all of its net earnings to its shareholders as “distributions.”

Each Fund typically earns income in the form of dividends from stocks, interest from debt securities and, if any, securities lending income. These amounts, net of expenses and taxes (if applicable), are passed along to Fund shareholders as “income dividend distributions.” Each Fund realizes capital gains or losses whenever it sells securities. Net long term capital gains are distributed to shareholders as “capital gain distributions.”

Income in the form of dividend distributions, if any, are generally distributed to shareholders monthly, but may vary significantly from period to period. Net capital gains, if any, are distributed at least annually. The Funds may make distributions on a more frequent basis for a Fund to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with the provisions of the 1940 Act.

Distributions in cash may be reinvested in additional whole Shares only if the broker through whom you purchased Shares makes such option available. Dividends which are reinvested will nevertheless be taxable to the same extent as if such dividends had not been reinvested.

DISTRIBUTION

ALPS Distributors, Inc. (the “Distributor”) is a broker-dealer registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). The Distributor is the “principal underwriter” for the Trust in connection with the issuance of Creation Units of each Fund. Pursuant to a written agreement Russell Financial Services, Inc. (“RFS”) provides to the Distributor marketing services related to the Funds. RFS does not receive compensation for services provided to the Distributor.

All orders to purchase Creation Units for each Fund must be placed with the Distributor by or through an Authorized Participant and it is the responsibility of the Distributor to transmit such orders to the relevant Fund. The Distributor furnishes to those placing such orders confirmation that the orders have been accepted, but the Distributor may reject any order that is not submitted in proper form.

The Distributor is also responsible for delivering the Prospectus to those persons creating Creation Units and for maintaining records of both the orders placed with it and the confirmations of acceptance furnished by it. In addition, the Distributor will maintain a record of the instructions given to the relevant Fund to implement the delivery of Creation Units.

The Distributor has no role in determining the policies of any Fund or the securities that are purchased or sold by any Fund.

ADDITIONAL INFORMATION ABOUT TAXES

As with any investment, you should consider how your Fund investment will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in a Fund.

Unless your investment in the Funds is through a tax-exempt entity or tax deferred retirement account, such as a 401(k) plan, you need to be aware of the possible tax consequences when:

•	Each Fund makes distributions;
•	You sell Shares listed on the Exchange; and
•	You create or redeem Creation Units.

In general, distributions from a Fund are taxable to you as either ordinary income or long term capital gains. This is true whether you reinvest your distributions in additional Shares or receive them in cash. Distributions paid out of a Fund’s income or net-short term capital gains, if any, are generally taxable as ordinary income. Any long term capital gains distributed by a Fund are taxable to you as long term capital gains no matter how long you have owned your Shares. Early each year, you will receive a statement that shows the tax status of distributions you received for the previous year.

If you are an individual investor, a portion of the dividends you receive from a Fund may be treated as “qualified dividend income” which is taxable to individuals at the same rates that are applicable to long term capital gains. A Fund distribution is treated as qualified dividend income to the extent that the Fund receives dividend income from taxable domestic corporations and certain qualified foreign corporations, provided that certain holding period and other requirements are met. Fund distributions generally will not qualify as qualified dividend income to the extent attributable to interest, capital gains, and, in many cases, distributions from non-U.S. corporations. In the absence of further legislation, for taxable years beginning after December 31, 2012, the special rates for qualified dividend income will no longer apply, and such income will be taxed at ordinary income rates.

The Funds make no representation as to the amount or variability of each Fund’s capital gains distributions which may vary as a function of several factors including, but not limited to, prevailing dividend yield levels, general market conditions, and shareholders’ redemption patterns.

Fund distributions and gains from the sale or exchange of your Shares will also generally be subject to any state and local income taxes.

If you are a corporate investor, a portion of the dividends from net investment income paid by each Fund will generally qualify, in part, for the corporate dividends-received deduction. However, the portion of the dividends so qualified depends on the aggregate qualifying dividend income received by each Fund from domestic (U.S.) sources. Certain holding period and debt financing restrictions may apply to corporate investors seeking to claim the deduction. You should consult your tax professional with respect to the applicability of these rules.

FOREIGN INCOME TAXES. Investment income received by a Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. The United States has entered into tax treaties with many foreign countries which may entitle a Fund to a reduced rate of such taxes or exemption from taxes on such income. It is impossible to determine the effective rate of foreign tax for a Fund in advance since the amount of the assets to be invested within various countries is not known. The Funds do not expect to be able to pass through to you certain foreign income taxes paid by the Funds.

NON-U.S. INVESTORS. If you are not a citizen or permanent resident of the United States, each Fund’s ordinary income dividends will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies or unless such income is effectively connected with a U.S. trade or business. You may also potentially be subject to U.S. estate taxes.

TAXES ON EXCHANGE-LISTED SHARE SALES. Currently, any capital gain or loss realized upon a sale of Shares is generally treated as long term capital gain or loss if the Shares have been held for more than one year and as short-term capital gain or loss if the Shares have been held for one year or less, except that any capital loss on the sale of Shares held for six months or less is treated as long term capital loss to the extent that long term capital gain dividends were paid with respect to such Shares.

TAXES ON CREATIONS AND REDEMPTIONS OF CREATION UNITS. A person who exchanges equity securities for Creation Units generally will recognize a gain or loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the exchanger’s aggregate basis in the securities surrendered and the cash component paid. A person who redeems Creation Units for equity securities will generally recognize a gain or loss equal to the difference between the redeemer’s basis in the Creation Units and the aggregate market value of the securities received and the cash redemption amount. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.

Under current federal tax laws, any capital gain or loss realized upon a redemption of Creation Units is generally treated as long term capital gain or loss if the Shares have been held for more than one year and as a short-term capital gain or loss if the Shares have been held for one year or less.

If you create or redeem Creation Units, you will be sent a confirmation statement showing how many Shares you purchased or sold and at what price.

Certain investments held by the Funds may be classified as passive foreign investment companies or “PFICs” under the Code. Additional information pertaining to the potential tax consequence to the Funds, and to the shareholders, from the Funds’ potential investments in PFICs can be found in the SAI.

BACKUP WITHHOLDING. A Fund will be required in certain cases to withhold at applicable withholding rates and remit to the United States Treasury the amount withheld on amounts payable to any shareholder who (1) has provided the Fund either an incorrect tax identification number or no number at all, (2) is subject to backup withholding by the Internal Revenue Service for failure to properly report payments of interest or dividends, (3) has failed to certify to the Fund that such shareholder is not subject to backup withholding, or (4) has not certified that such shareholder is a U.S. person (including a U.S. resident alien).

The tax discussion set forth above is included for general information only. You should consult your own tax adviser concerning the federal, state, local or foreign tax consequences of an investment in a Fund.

Because the Funds are actively managed, they may generate more taxable gains for shareholders than index based exchange traded funds. The Funds may have greater turnover in their portfolio securities, which could result in less tax efficiency than an investment in an index based exchange traded fund.

Additional information on these and other tax matters relating to each Fund and its shareholders is included in the section entitled “Taxes” in the Funds’ Statement of Additional Information.

HOW NET ASSET VALUE IS DETERMINED

Net Asset Value Per Share

The NAV of each Fund is calculated on each business day on which the New York Stock Exchange (NYSE) is open for regular trading. Each Fund determines NAV at 4:00 p.m. Eastern Time or as of the close of the NYSE, whichever is earlier.

The NAV of each Fund is computed by dividing the current value of a Fund’s assets (less liabilities) by the number of Shares of the Fund outstanding and rounding to the nearest cent.

Transactions in Shares on the secondary market are conducted at market price, which may be higher or lower than NAV. Creation Unit transactions directly with the Fund will be priced at the NAV next determined after receipt of the order in proper form. Unlike passively managed exchange-traded funds (ETFs), the Funds are not index funds. Each Fund is actively managed and does not seek to replicate the performance of a specified index. Index-based ETFs have generally traded at prices which closely correspond to NAV per share. Given the high level of transparency of a Fund’s holdings, RIMCo believes that the trading experience of the Funds should be similar to that of index-based ETFs. However, the Funds have a limited trading history and, therefore, there can be no assurance as to whether and/or the extent to which he Shares will trade at premiums or discounts to NAV.

Valuation of Portfolio Holdings

The Funds value portfolio securities according to Board-approved securities valuation procedures and pricing services, which include market value procedures, fair value procedures and a description of the pricing services used by the Funds. Under the Board-approved securities valuation procedures, the Board has delegated the day-to-day valuation functions to Russell Fund Services Company. However, the Board retains oversight over the valuation process. Investments in other mutual funds are valued at their NAV per share, calculated at 4:00 p.m. Eastern Time or as of the close of the NYSE, whichever is earlier. The circumstances under which these companies will use fair value pricing and the effects of using fair value pricing can be found in the other mutual funds’ prospectuses.

Ordinarily, the Funds value each portfolio security based on market quotations provided by pricing services or brokers (when permitted by the market value procedures).

If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Funds will use the security’s fair value, as determined in accordance with the fair value procedures.

This generally means that equity securities and fixed-income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. The fair value procedures may involve subjective judgments as to the fair value of securities. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes reflects fair value. The use of fair value pricing by a Fund may cause the NAV of its Shares to differ significantly from the NAV that would be calculated using current market values. Use of fair value prices and certain current market quotations or official closing prices could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by its index, which, in turn, could result in a difference between such Fund’s performance and the performance of its index.

This policy is intended to assure that the Funds’ NAV fairly reflects security values as of the time of pricing. Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the NAV of Shares is determined may be reflected in the calculation of the NAVs for each applicable Fund when the Fund deems that the particular event or circumstance would materially affect such Fund’s NAV. Funds that invest primarily in frequently traded exchange listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing. Examples of events that could trigger fair value pricing of one or more securities are: a company development such as a material business development; a natural disaster or emergency situation; or an armed conflict.

Because foreign securities can trade on non-U.S. business days, the NAV of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem Shares.

ADDITIONAL PURCHASE AND SALE OF FUND SHARES INFORMATION

Creations and Redemptions. Prior to trading in the secondary market, shares of each Fund are “created” at NAV by market makers, large investors and institutions only in block-size Creation Units of XXXXXXXXXX shares or multiples thereof. Each “creator” or “Authorized Participant” enters into an authorized participant agreement with a Fund’s distributor and Transfer Agent. Only an Authorized Participant may create or redeem shares of a Fund directly with the Fund. A creation transaction, which is subject to acceptance by the Funds’ Distributor, generally takes place when an Authorized Participant submits an order in “proper form” and deposits into a Fund a portfolio of securities approximating the holdings of the Fund in exchange for a specified number of Creation Units. To the extent practicable, the composition of such portfolio generally corresponds pro rata to the holdings of the Fund, but, in certain cases, an Authorized Participant may deposit cash in lieu of certain securities in that portfolio.

Similarly, shares can be redeemed only in Creation Units, generally in-kind for a portfolio of securities held by a Fund (“Fund Securities”) and, in certain cases, a redemption may contain cash in lieu of certain securities of that portfolio. Except when aggregated in Creation Units, shares are not redeemable by a Fund. The prices at which creations and redemptions occur are based on the next calculation of NAV after an order is received in a form described in the authorized participant agreement.

A creation or redemption order is considered to be in “proper form” if all procedures set forth in the authorized participant agreement, order form and SAI are properly followed. For an order to be in “proper form”, the order will need to be submitted by an authorized person of an Authorized Participant and include all required information prior to the designated cut-off time (e.g., identifying information of the Authorized Participant and authorized person, Fund(s) that the order relates to, type of order, number of units being created or redeemed and PIN number, signature and/or other means of identification of the authorized person).

The Funds intend to comply with the U.S. federal securities laws in accepting securities for deposits and satisfying redemptions with redemption securities, including that the securities accepted for deposits and the securities used to satisfy redemption requests will be sold in transactions that would be exempt from registration under the 1933 Act. Further, under the authorized participant agreement, Authorized Participants will neither deliver portfolio securities to a Fund, nor be able to receive Fund Securities that are “restricted securities” as such term is used in Rule 144(a)(3)(i) promulgated under the 1933 Act.

Creations and redemptions must be made through a firm that is either a member of the Continuous Net Settlement System of the National Securities Clearing Corporation or a DTC participant and has executed an agreement with the

Distributor with respect to creations and redemptions of Creation Unit aggregations. Information about the procedures regarding creation and redemption of Creation Units (including the cut-off times for receipt of creation and redemption orders as well as the estimated costs of Creation Units) is included in the SAI.

Because new shares may be created and issued on an ongoing basis, at any point during the life of a Fund a “distribution,” as such term is used in the 1933 Act, may be occurring. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters and subject to the prospectus delivery and liability provisions of the 1933 Act. Any determination of whether one is an underwriter must take into account all the relevant facts and circumstances of each particular case.

Broker-dealers should also note that dealers who are not “underwriters” but are participating in a distribution (as contrasted to ordinary secondary transactions), and thus dealing with shares that are part of an “unsold allotment” within the meaning of Section 4(3)(C) of the 1933 Act, would be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the 1933 Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the 1933 Act is available only with respect to transactions on a national securities exchange.

The Shares are listed for secondary trading on the Exchange and individual Shares may only be purchased and sold in the secondary market through a broker-dealer. The secondary markets are closed on weekends and also are generally closed on the following holidays: New Year’s Day, Dr. Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day (observed), Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day. If you buy or sell Shares in the secondary market, you will pay the secondary market price for Shares. In addition, you may incur customary brokerage commissions and charges and may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction.

The trading prices of a Fund’s Shares will fluctuate continuously throughout trading hours based on market supply and demand rather than the Fund’s NAV, which is calculated at the end of each business day. The Shares will trade on the Exchange at prices that may be above (i.e., at a premium) or below (i.e., at a discount), to varying degrees, the daily NAV of the Shares. The trading prices of a Fund’s Shares may deviate significantly from its NAV during periods of market volatility. Given, however, that Shares can be issued and redeemed daily in Creation Units, RIMCo believes that large discounts and premiums to NAV should not be sustained for very long. Information showing the number of days the market price of a Fund’s Shares was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV (i.e., premium or discount) for various time periods is available by visiting the Funds’ website at http://www.russelletfs.com.

Every fifteen seconds during the regular trading day, an indicative optimized portfolio value (“IOPV”) relating to the Funds will be disseminated. The IOPV calculations are estimates of the value of the Funds’ NAV per Share using market data converted into U.S. dollars at the current currency rates. The IOPV price is based on quotes and closing prices from the securities’ local market and may not reflect events that occur subsequent to the local market’s close. Premiums and discounts between the IOPV and the market price may occur. This should not be viewed as a “real-time” update of the NAV per Share of the Funds, which is calculated only once a day. The Sub-Adviser, the Funds, or RIMCo or any of their affiliates are neither involved in, nor responsible for, the calculation or dissemination of such IOPVs and make no warranty as to their accuracy.

The Funds do not impose any restrictions on the frequency of purchases and redemptions; however, the Funds reserve the right to reject or limit purchases at any time. When considering that no restriction or policy was necessary, the Board evaluated the risks posed by market timing activities, such as whether frequent purchases and redemptions would interfere with the efficient implementation of a Fund’s investment strategy, or whether they would cause a Fund to experience increased transaction costs. The Board considered that, unlike traditional mutual funds, Shares are issued and redeemed only in large quantities of Shares known as Creation Units available only from a Fund directly, and that most trading in a Fund occurs on the Exchange at prevailing market prices and does not involve the Fund directly. Given this structure, the Board determined that it is unlikely that (a) market timing would be attempted by a Fund’s shareholders or (b) any attempts to market time a Fund by shareholders would result in negative impact to a Fund or its shareholders.

Transaction Fees. Authorized Participants are charged standard creation and redemption transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Purchasers and redeemers of Creation Units for cash are required to pay an additional variable charge (up to the maximum amount shown below) to compensate for brokerage and market impact expenses. The standard creation and redemption transaction fees are set forth below.

The standard creation transaction fee is charged to each purchaser on the day such purchaser creates a Creation Unit. The fee is the same regardless of the number of Creation Units purchased by an Authorized Participant on the same day. RIMCo may, from time to time, at its own expense, compensate purchasers of Creation Units who have purchased substantial amounts of Creation Units and other financial institutions for administrative or marketing services. Similarly, the standard redemption transaction fee is the same regardless of the number of Creation Units redeemed on the same day. Creations and redemptions through DTC for cash (when cash creations and redemptions are available or specified) are also subject to an additional variable charge up to the maximum amount shown in the table below. In addition, purchasers of shares in Creation Units are responsible for payment of the costs of transferring securities to the Fund and redeemers of shares in Creation Units are responsible for the costs of transferring securities from the Fund. Investors who use the services of a broker or other such intermediary may pay fees for such services.

Additionally, brokerage and other costs will be associated with the aggregation of sufficient Shares to redeem the Shares in a Creation Unit.

The following table also shows, as of the date of this Prospectus, the approximate value of one Creation Unit, including standard and maximum additional creation and redemption transaction fees:

	Approximate Value of a Creation Unit	Creation Unit Size	Standard Creation/Redemption Transaction Fee	Maximum Additional Variable Charge for Creations*	Maximum Additional Variable Charge for Redemptions*
Russell U.S. Large Cap ETF
Russell U.S. Large Cap Growth ETF
Russell U.S. Large Cap Value ETF
Russell U.S. All Cap ETF
Russell U.S. Mid Cap ETF
Russell U.S. Small Cap ETF

* As a percentage of the amount invested.

OTHER CONSIDERATIONS

DISTRIBUTION PLAN. Each Fund has adopted a Distribution Plan in accordance with Rule 12b-1 under the 1940 Act pursuant to which payments of up to 0.25% of the Fund’s average daily net assets may be made for the sale and distribution of its Shares. No payments pursuant to the Distribution Plan will be made through at least XXXX, 2012. Additionally, the implementation of any such payments would have to be approved by the Board prior to implementation. Because these fees would be paid out of each Fund’s assets on an on-going basis, if payments are made in the future, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

In addition, RIMCo may make payments to the Distributor, broker-dealers, banks or other financial intermediaries (together, “intermediaries”) related to marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems, or their making shares of the Funds available to their customers. Such payments, which may be significant to the intermediary, are not made by the Funds. Rather, such payments are made by RIMCo from its own resources, which come directly or indirectly in part from fees paid by Russell ETFs. Payments of this type are sometimes referred to as revenue-sharing payments. A financial intermediary may make decisions about which investment options it recommends or makes available, or the level of services provided, to its customers based on the revenue-sharing payments it is eligible to receive. Therefore, such payments to an intermediary create conflicts of interest between the intermediary and its customers and may cause the intermediary to recommend the Funds over another investment. More information regarding these payments is contained in the Funds’ SAI. Please contact your salesperson or other investment professional for more information regarding any such payments his or her firm may receive from RIMCo or its affiliates.

PREMIUM/DISCOUNT INFORMATION

Information regarding how often the Shares of each Fund traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at http://www.russelletfs.com.

FINANCIAL HIGHLIGHTS

No Shares of the Funds were outstanding as of the date of this Prospectus.

MONEY MANAGER INFORMATION

The money managers are not affiliates of the Fund, RIMCo other than as a result of their management of Fund assets. Each money manager is principally engaged in managing institutional investment accounts. These managers may also serve as managers or advisers to other investment companies unaffiliated with Russell Exchange Traded Funds Trust, other investment companies affiliated with Russell Exchange Traded Funds Trust, or to other clients of RIMCo or of Frank Russell Company, including Frank Russell Company’s wholly-owned subsidiary, Russell Trust Company. Investments in the Fund are not deposits with or other liabilities of any of the money managers and are subject to investment risk, including loss of income and principal invested and possible delays in payment of redemption proceeds. The money managers do not guarantee the performance of any Fund or any particular rate of return.

A Fund may engage or terminate a money manager at any time, subject to the approval of the Fund’s Board, without a shareholder vote. A complete list of current money managers for the Fund can also be found at www.russelletfs.com.

For more information about the Funds, the following documents are available without charge:

ANNUAL/SEMIANNUAL REPORTS: Additional information about the Funds’ investments is available in the Funds’ annual and semiannual reports to shareholders. In each Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Funds.

The annual and semi-annual report for each Fund and the SAI are incorporated into this Prospectus by reference. You may obtain free copies of the annual report, semiannual report or the SAI, and may request other information or make other inquiries, by contacting your Financial Intermediary or the Funds at:

Russell Exchange Traded Funds Trust

1301 Second Avenue

Seattle, WA 98101

Telephone: 1-888-775-3837

The Funds’ SAI and annual and semiannual reports to shareholders will be available, free of charge, on the Funds’ Web site at www.russelletfs.com.

Each year you are automatically sent an updated prospectus and annual and semiannual reports for the Funds. You may also occasionally receive notifications of prospectus changes and proxy statements for the Funds. In order to reduce the volume of mail you receive, when possible, only one copy or one mailing of these documents will be sent to shareholders who are part of the same family, sharing the same name and the same household address. If you would like to opt out of the household-based mailings, please call your Financial Intermediary.

Some Financial Intermediaries may offer electronic delivery of the Funds’ prospectus and annual and semiannual reports. Please contact your Financial Intermediary for further details.

You can review and copy information about the Funds (including the SAI) at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the Commission at 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR Database on the Commission’s Internet website at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549.

Distributor: ALPS Distributors, Inc.

Investment Company Act File No.: 811-22320

80-08-018

The information in this Statement of Additional Information is not complete and may be changed. A registration statement relating to these securities has been filed with the Securities and Exchange Commission. We may not sell these securities until the registration statement is effective. This Statement of Additional Information is not a prospectus.

RUSSELL EXCHANGE TRADED FUNDS TRUST

1301 Second Avenue, 18th Floor

Seattle, WA 98101

Telephone 1-888-775-3837

STATEMENT OF ADDITIONAL INFORMATION

XXXXXX, 2011

Russell Exchange Traded Funds Trust (the “Trust”) is a single legal entity organized as a Delaware statutory trust. The Trust operates investment portfolios, each of which is referred to as a “Fund,” an “Exchange Traded Fund” or an “ETF.” The Trust offers Shares of beneficial interest in the Funds in multiple separate Prospectuses.

This Statement of Additional Information (“Statement”) is not a prospectus; this Statement should be read in conjunction with the Funds’ Prospectus dated XXXX, 2011 and any supplements thereto. Prospectuses may be obtained without charge by telephoning or writing the Trust at the number or address shown above.

Capitalized terms not otherwise defined in this Statement shall have the meanings assigned to them in the Prospectus.

As of the date of this Statement, the Trust is comprised of XX Funds. This Statement relates to the following 6 Funds:

Fund	Ticker
Russell U.S. Large Cap ETF	XXXX
Russell U.S. Large Cap Growth ETF	XXXX
Russell U.S. Large Cap Value ETF	XXXX
Russell U.S. All Cap ETF	XXXX
Russell U.S. Mid Cap ETF	XXXX
Russell U.S. Small Cap ETF	XXXX

Principal U.S. Listing Exchange for each ETF: [TBA]

The Funds have not commenced operations as of the date of this Statement, and therefore have no financial statements.

STRUCTURE AND GOVERNANCE

ORGANIZATION AND BUSINESS HISTORY. The Trust commenced business operations as a Delaware statutory trust on July 27, 2009. Effective on April 15, 2011, the name of the Trust was changed from “U.S. One Trust” to “Russell Exchange Traded Funds Trust.”

The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”), consisting of multiple investment series (each a “Fund” and collectively the “Funds”). The Trust was organized as a Delaware statutory trust on July 27, 2009. The offering of each Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). Each Fund is an exchange-traded fund (“ETF”). The Funds discussed in this Statement are actively managed exchange-traded funds. Certain other Funds of the Trust, not discussed in this Statement, invest primarily in shares of other ETFs, as well as other exchange-traded products, such as exchange-traded notes and other pooled investment vehicles that are not investment companies, or are index-based exchange-traded funds. Russell Investment Management Company (“RIMCo” or the “Adviser”) is the investment adviser of each Fund. Each of the Funds is diversified. Under 1940 Act, a diversified company is defined as a management company which meets the following requirements: at least 75% of the value of its total assets is represented by cash and cash items (including receivables), government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than 5% of the value of the total assets of such management company and to not more than 10% of the outstanding voting securities of such issuer.

The Trust is authorized to issue Shares of beneficial interest, and is permitted to offer separate series of Shares – each a “Fund.” The Board of Trustees (“Board” or the “Trustees”) may, without seeking shareholder approval, create additional Funds at any time. Each Fund offers and issues Shares at their net asset value (sometimes referred to herein as “NAV”) only in aggregations of a specified number of Shares (each, a “Creation Unit”). Each Fund generally offers and issues Shares either in exchange for (i) a basket of securities included in its portfolio, as defined below (the “Deposit Securities”) together with the deposit of a specified cash payment (“Cash Component”) or (ii) a cash payment equal in value to the Deposit Securities (“Deposit Cash”) together with the Cash Component. The primary consideration accepted by a Fund (i.e., Deposit Securities or Deposit Cash) is set forth under “Purchase and Redemption of Creation Units” later in this Statement. The Trust reserves the right to permit or require the substitution of a “cash in lieu” amount to be added to the Cash Component to replace any Deposit Security and reserves the right to permit or require the substitution of Deposit Securities in lieu of Deposit Cash (subject to applicable legal requirements). The Shares have been approved for listing and secondary trading on a national securities exchange (the “Exchange”). The Shares will trade on the Exchange at market prices. These prices may differ from the Shares’ net asset values. Shares are redeemable to a Fund only in Creation Unit aggregations, and generally in exchange either for (i) portfolio securities and a specified cash payment or (ii) cash (subject to applicable legal requirements). A Creation Unit of each Fund will consist of multiples of XXXXX Shares.

Shares may be issued in advance of receipt of Deposit Securities subject to various conditions including a requirement to maintain on deposit with the Trust cash at least equal to a specified percentage of the market value of the missing Deposit Securities as set forth in the Participant Agreement (as defined below). See “Purchase and Redemption of Creation Units.” The Trust may impose a transaction fee for each creation or redemption. In all cases, such fees will be limited in accordance with the requirements of the U.S. Securities and Exchange Commission (the “SEC”) applicable to management investment companies offering redeemable securities. In addition to the fixed creation or redemption transaction fee, either an additional transaction fee of up to three times the fixed creation or redemption transaction fee and/or an additional variable charge may apply.

Frank Russell Company (“FRC”) has the right to grant (and withdraw) the nonexclusive use of the name “Frank Russell,” “Russell” or any variation.

FRC is a subsidiary of Northwestern Mutual Life Insurance Company (“Northwestern Mutual”). Founded in 1857, Northwestern Mutual is a mutual insurance company organized under the laws of the state of Wisconsin. For clients seeking personal financial security or security for their business or estate, Northwestern Mutual, its subsidiaries and affiliates offer life, disability and long-term care insurance, investment products, advisory services and trust services that address client needs for financial protection, wealth accumulation, estate preservation and asset distribution.

SHAREHOLDER MEETINGS. The Trust will not hold annual meetings of shareholders, but special meetings may be held. Special meetings may be convened (i) by the Board, (ii) upon written request to the Board by shareholders holding at least 10% of the Trust’s outstanding Shares, or (iii) upon the Board’s failure to honor the shareholders’ request described above, by shareholders holding at least 10% of the outstanding Shares by giving notice of the special meeting to shareholders. The Trustees will provide the assistance required by the 1940 Act in connection with any special meeting called by shareholders following a failure of the Board to honor a shareholder request for a special meeting. Each Share of a Fund has one vote in Trustee elections and other matters submitted for shareholder vote. On any matter which affects only a particular Fund only Shares of that Fund are entitled to vote. There are no cumulative voting rights.

CONTROLLING SHAREHOLDERS. The Trustees have the authority and responsibility to manage the business of the Trust, and hold office unless they retire (or upon reaching the mandatory retirement age of 72), resign or are removed by, in substance, a vote of two-thirds of the Trust’s Shares outstanding. Under these circumstances, no one person, entity or shareholder “controls” the Trust.

Because the Funds are new, there were no shares outstanding as of the date of this Statement.

An Authorized Participant (as defined below) may hold of record more than 25% of the outstanding Shares of a Fund. From time to time, Authorized Participants may be a beneficial and/or legal owner of a Fund, may be affiliated with an index provider, may be deemed to have control of the applicable Fund and/or may be able to affect the outcome of matters presented for a vote of the shareholders of the Fund. Authorized Participants may execute an irrevocable proxy granting the Distributor or another affiliate of RIMCo (the “Proxy Agent”) power to vote or abstain from voting such Authorized Participant’s beneficially or legally owned Shares of a Fund. In such cases, the Proxy Agent shall mirror vote (or abstain from voting) such Shares in the same proportion as all other beneficial owners of the Fund.

The Trustees and officers of the Trust, as a group, own less than 1% of any Fund.

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “MANAGEMENT OF THE FUNDS.”

TRUSTEES AND OFFICERS OF THE TRUST. The Board is responsible for overseeing generally the operation of the Funds, including reviewing and approving the Funds’ contracts with RIMCo and the contract between RIMCo and the sub-adviser. Generally, a Trustee may be removed at any time by a vote of at least two-thirds of the number of Trustees prior to such removal or by a vote of two-thirds of the Trust’s Shares. A vacancy in the Board shall be filled by a vote of a majority of the remaining Trustees so long as after filling such vacancy, two-thirds of the Trustees have been elected by shareholders. The officers, all of whom are employed by and may be officers of RIMCo or its affiliates, are responsible for the day-to-day management and administration of the Funds’ operations.

The Board is currently comprised of six trustees, one of whom is an interested trustee. There are five independent trustees on the Board. The Board has established a standing Audit Committee and a standing Nominating and Governance Committee, which are described in more detail in the following paragraphs. The Board’s role in risk oversight of the Funds reflects its responsibility under applicable state law to oversee generally, rather than to manage, the operations of the Funds. In line with this oversight responsibility, the Board receives reports and makes inquiry at its regular meetings and as needed regarding the nature and extent of significant Fund risks (including investment, operational, compliance and valuation risks) that potentially could have a material adverse impact on the business operations, investment performance or reputation of the Funds, but relies upon the Funds’ management (including the Funds’ portfolio managers), the Funds’ Chief Compliance Officer (“CCO”), who reports directly to the Board, and the Adviser including the Adviser’s Chief Risk Officer (“CRO”) and sub-adviser(s) to assist it in identifying and understanding the nature and extent of such risks and determining whether and to what extent such risks may be eliminated or mitigated. Under the Funds’ multi-manager structure, the Adviser is responsible for oversight, including risk management oversight, of the services provided by a Fund’s money managers, and providing reports to the Board with respect to the Money Managers. In addition to reports and other information received from Fund management and the Adviser and sub-adviser(s) regarding the Funds’ investment program and activities, the Board as part of its risk oversight efforts meets at its regular meetings and as needed with the Funds’ CCO to discuss, among other things, risk issues and issues regarding the policies, procedures and controls of the Funds. The Board receives quarterly reports from the CCO which include information regarding risk issues and receives an annual report from the CRO. The Board may be assisted in performing aspects of its role in risk oversight by the Audit Committee and such other standing or special committees as may be established from time to time by the Board. For example, the Audit Committee of the Board regularly meets with the Funds’ independent public accounting firm to review, among other things, reports on the Funds’ internal controls for financial reporting. The Board believes it may not be possible to identify all risks that may affect the Funds; it may not be practical or cost-effective to eliminate or mitigate all risks; and it may be necessary for the Funds to bear certain risks (such as investment-related risks) to achieve investment objective. The processes or controls developed to address risks may be limited in their effectiveness, and some risks may be beyond the reasonable control of the Funds, the Adviser, the sub-adviser(s), the Adviser’s affiliates or other service providers. Because the Chair of each of the Board’s Audit and Nominating and Governance Committees are independent Trustees, the manner in which the Board administers its risk oversight efforts is not expected to have any significant impact on the Board’s leadership structure.

The Board has determined that its leadership structure, including its role in risk oversight, is appropriate given the characteristics and circumstances of the Funds, including such factors as the number of Funds, the Funds’ distribution arrangements and the Funds’ manager of manager structure. In addition, the Board believes that its leadership structure facilitates the independent and orderly exercise of its oversight responsibilities.

The Board has a standing Audit Committee that is composed of at least three independent Trustees of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: responsibility for the appointment, compensation, retention or termination, and oversight of the work of each Fund’s independent registered public accounting firm; evaluation of the independence of each Fund’s independent registered public accounting firm; pre-approval of all permissible non-audit services to be provided to the Funds by the independent registered public accounting firm; to approve, as required, all non-audit services to be provided to the Funds’ service providers by the Funds’ independent registered public accounting firm, including investment advisers; meeting with the Trust’s independent auditors to review and discuss (i) the arrangements for and scope of the Funds’ annual audit and any special audits, (ii) any matters of concern relating to the Funds’ financial statements, (iii) the annual financial statements of the Funds, including any adjustments to such statements recommended by the auditors, and significant accounting policies underlying the statements and their presentation to the public, (iv) the Funds’ financial policies, procedures and internal accounting controls and (v) the form of opinion the auditors propose to render to the Board and shareholders; receive and consider reports from the Trust’s independent auditor regarding various auditor or accounting matters; to discuss with management and each Fund’s independent registered public accounting firm any significant or extraordinary transactions or procedures that are brought to its attention or of which it becomes aware, which may include compliance or valuation-related procedures, and the effect of any such transactions or procedures upon the Funds; ensure that the independent registered public accounting firm submits at least annually to the Audit Committee an auditors’ report describing the auditor’s quality control procedures, any internal or peer quality control review, any inquiry or investigation of the auditor by governmental or professional authorities and any steps taken to deal with issues raised by such inquiries or investigations as well as delineating all relationships between the auditor and the Trust; to discuss with the each Fund’s independent registered public accounting firm any audit-related problems or difficulties and management’s response thereto; to discuss and review with management and each Fund’s independent registered public accounting firm the effect upon the Funds of any changes in accounting principles or practices proposed by management or the auditors; review and approval of the fees charged by the auditors for audit and non-audit services; to consult with the Board, as requested, in connection with the Board’s determination whether one or more members of the Committee qualify as an “audit committee financial expert” and defined under SEC rules; investigation of improprieties or suspected improprieties in Trust operations that relate to financial reporting, as appropriate, and that are brought to its attention or of which it becomes actually aware; and oversight of the administration of the Trust’s Senior Mutual Fund Officer Code of Ethics. Each of the independent Trustees, except for Evelyn S. Dilsaver, currently serves as a member of the Audit Committee. The Audit Committee meets periodically, as necessary.

The Board has a standing Nominating and Governance Committee that is composed of each of the independent Trustees of the Trust. The Nominating and Governance Committee operates under a written charter approved by the Board. The principal responsibility of the Nominating and Governance Committee is to identify individuals and make nominations to the Board for Trustee membership on the Board. The Nominating and Governance Committee will not consider nominees recommended by Shareholders of the Funds. In the case of independent Trustee candidates, the Nominating and Governance Committee evaluates candidates’ independence from RIMCo and from sub-advisors and other service providers to the Funds. The Nominating and Governance Committee meets periodically, as necessary.

Trustees may be compensated for attendance at Board and Committee meetings. Such compensation may include, among other things, an annual retainer, a regular Board meeting fee, Committee chair fees, and Committee and telephonic meeting fees and compensation may also include any travel and other expenses incurred in attending Board and Committee meetings. The Trust’s officers and employees will be paid by RIMCo or its affiliates.

Each Trustee was selected to join the Board based upon a variety of factors, including, but not limited to, the Trustee’s background, business and professional experience, qualifications and skills. No factor, by itself, has been controlling in the selection evaluations.

The Trustees and executive officers of the Trust, along with their principal occupations over the past five years and their affiliations, if any with the Adviser, are listed below. Unless otherwise noted, the principal business address of each Trustee and executive officer of the Trust is 1301 Second Avenue, 18th Floor, Seattle, Washington 98101.

Name, Address, and Date of Birth	Position(s) Held with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships Held by Trustee
INTERESTED TRUSTEES

James Polisson Born: November 11, 1959	Trustee, Chairman	Since 2011	Managing Director and Head of Global ETF Business, Frank Russell Company (2010 to present); and Chief Marketing Officer, Barclays Global Investors/iShares ETFs (2005 to 2010).	XX	None.

INDEPENDENT TRUSTEES

Evelyn S. Dilsaver Born: May 4, 1955	Trustee	Since 2011	Corporate Director, Charles Schwab Investment Management (2003 to 2007); and President and Chief Executive Officer, Charles Schwab Investment Management (2004 to 2007).	XX	Aeropostale, Inc. (retailer) (2007 to present); High Mark Funds (2008 to present); and Tempur-pedic, Int’l. (retailer) (2009 to present).

Jane A. Freeman Born: July 15, 1953	Trustee	Since 2011	Consultant (2008 to present); and Executive Vice President and Chief Financial Officer, Scientific Learning (1999 to 2008).	XX	Harding Loevner Funds (Lead Director since 2008).

Lee T. Kranefuss Born: September 27, 1961	Trustee	Since 2011

Non-Executive Chairman, iShares (since 2009); Global Chief Executive Officer, iShares/

Intermediary Groups of Barclays Global Investors (“BGI”) (2008 to 2009); Chief Executive Officer, iShares Intermediary Index and Market Group of BGI (2005 to 2008); Director of Barclays Global Fund Advisors (since 2005); Director, President and Chief Executive Officer of

				XX	Barclays Global Investors Funds and Master Investment Portfolio (2001 to present).

Name, Address, and Date of Birth	Position(s) Held with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships Held by Trustee
Barclays Global Investors International, Inc. (since 2005); and Director and Chairman of Barclays Global Investors Services (since 2005).

Daniel O. Leemon Born: October 25, 1953	Trustee	Since 2011	Retired.	XX	Director, Corporate Executive Board (2003 to present).

Ernest L. Schmider Born: July 4, 1957	Trustee	Since 2011	Adjunct Professor, Argyros School of Business and Economics, Chapman University, (Spring and Fall, 2010); Managing Director, Pacific Investment Management Company (PIMCO), President, PIMCO Funds (held various positions with PIMCO from 1994 to 2009).	XX	None.

Name, Address, and Date of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Other Directorships held
OFFICERS

James Polisson Born: November 11, 1959	President and Chief Executive Officer	Since 2011; until successor is chosen and qualified by Trustees	Managing Director and Head of Global ETF Business, FRC; Chief Marketing Officer, Barclays Global Investors/iShares ETFs, 2005 – 2010	N/A

Mark E. Swanson Born: November 26, 1963	Treasurer, Chief Financial Officer and Chief Accounting Officer	Since 2011; until successor is chosen and qualified by Trustees	Treasurer, Chief Accounting Officer and CFO, Russell Investment Company and Russell Investment Funds; Director, Funds Administration, RIMCo, Russell Fund Services Company, Russell Trust Company (a non-depository trust company), and Russell Financial Services, Inc.; and Treasurer and Principal Accounting Officer, SSgA Funds	N/A

Mary Beth Rhoden	Secretary and	Since 2011;	Associate General Counsel, FRC;	N/A

Name, Address, and Date of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Other Directorships held

Born: April 25, 1969	Chief Legal Officer	until successor is chosen and qualified by Trustees	Assistant Secretary, Russell Investment Company and Russell Investment Funds, 1999 – 2010; Secretary, RIMCo, Russell Fund Services Company and Russell Financial Services, Inc.; and Secretary and Chief Legal Officer, Russell Investment Company and Russell Investment Funds

The Trustees believe that each Trustee’s experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Trustees lead to the conclusion that the Trustees possess the requisite experience, qualifications, attributes and skills to serve on the Board. The Trustees believe that the Trustees’ ability to review critically, evaluate, question and discuss information provided to them; to interact effectively with the Adviser, other service providers, legal counsel and independent public accountants; and to exercise effective business judgment in the performance of their duties as Trustees, support this conclusion. The Trustees have also considered not only the contributions that each Trustee can make to the Board and the Trust based upon their particular background, skills and experience, among other things, but also whether such background, skills and experience enhance the Board’s diversity. The Nominating and Governance Committee believes that the Board generally benefits from diversity of background, experience and views among its members, and considers this a factor in evaluating the composition of the Board, but has not adopted any specific policy on diversity or any particular definition of diversity.

As described in the table above, the independent Trustees possess the experience and skills to provide them a basis of acquiring knowledge of the business and operation of the Funds and the Trust. In addition, the following specific experience, qualifications, attributes and/or skills apply to each Trustee: Mr. Polisson because of his extensive experience in the ETF business; Ms. Dilsaver because of her experience as a corporate director and in the investment management industry; Ms. Freeman because of her experience as a Chief Financial Officer and trustee in the fund industry; Mr. Kranefuss because of his extensive experience in the ETF industry; Mr. Leemon because of his business experience and as a corporate director; and Mr. Schmider because of his economic expertise and experience as a trustee in the fund industry.

COMPENSATION OF TRUSTEES AND OFFICERS. The following table sets forth the compensation that was paid to each Trustee by the Trust for the fiscal year ending March 31, 2011. Prior to the Trust’s commencement of operations, no Trustee was compensated.

NAME OF TRUSTEE	AGGREGATE COMPENSATION FROM TRUST(1)	PENSION OR RETIREMENT BENEFITS ACCRUED AS PART OF TRUST’S EXPENSES	ESTIMATED ANNUAL BENEFITS UPON RETIREMENT	TOTAL COMPENSATION FROM FUND COMPLEX(1)
INTERESTED TRUSTEES
Paul Hrabal(2)	$0	N/A	N/A	$0
James Polisson(3)	$0	N/A	N/A	$0
INDEPENDENT TRUSTEES
Evelyn S. Dilsaver(3)	$0	N/A	N/A	$0
Jane A. Freeman(3)	$0	N/A	N/A	$0
Samuel W. Humphreys(2)	$1,875	N/A	N/A	$1,875
Lee T. Kranefuss(3)	$0	N/A	N/A	$0

NAME OF TRUSTEE	AGGREGATE COMPENSATION FROM TRUST(1)	PENSION OR RETIREMENT BENEFITS ACCRUED AS PART OF TRUST’S EXPENSES	ESTIMATED ANNUAL BENEFITS UPON RETIREMENT	TOTAL COMPENSATION FROM FUND COMPLEX(1)
Daniel O. Leemon(3)	$0	N/A	N/A	$0
Stephen Matthew Lopez-Bowlan(2)	$1,875	N/A	N/A	$1,875
David Sean McEwen(2)	$1,875	N/A	N/A	$1,875
Ernest L. Schmider(3)	$0	N/A	N/A	$0

(1)	Trustee compensation does not include reimbursed out-of-pocket expenses incurred in connection with their attendance at meetings.

(2)	Effective April 29, 2011, Messrs. Hrabal, Humphreys, Lopez-Bowlan and McEwen resigned from the Board and no longer serve as Trustees of the Trust.

(3)	Elected to the Board on April 27, 2011.

OWNERSHIP OF SHARES. The following table shows the dollar amount ranges of each Trustee’s “beneficial ownership” of shares of the Funds and all registered funds in the same family of investment companies, including all other series of the Trust as of the end of the most recently completely calendar year. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934 (the “1934 Act”). The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust.

NAME	FUND NAME	DOLLAR RANGE OF FUND SHARES	AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL REGISTERED INVESTMENT COMPANIES OVERSEEN BY TRUSTEES IN RUSSELL FUND COMPLEX
INTERESTED TRUSTEES
James Polisson	*	None	None
INDEPENDENT TRUSTEES
Evelyn S. Dilsaver	*	None	None
Jane A. Freeman	*	None	None
Lee T. Kranefuss	*	None	None
Daniel O. Leemon	*	None	None
Ernest L. Schmider	*	None	None

*	Indicates all series of the Trust.

OPERATION OF THE TRUST

SERVICE PROVIDERS. Most of the Trust’s necessary day-to-day operations are performed by separate business organizations under contract to the Trust. The principal service providers are:

Money Manager Research Services and Trade Placement Agent	Frank Russell Company

Adviser	Russell Investment Management Company

Administrator	Russell Fund Services Company

Money Managers	Multiple professional discretionary investment management organizations

Transfer Agent	State Street Bank and Trust Company

Custodian and Portfolio Accountant	State Street Bank and Trust Company

Distributor	ALPS Distributors, Inc.

MONEY MANAGER RESEARCH SERVICES AND TRADE PLACEMENT AGENT. FRC, the corporate parent of RIMCo provides ongoing money manager research and trade placement services to Russell Exchange Traded Funds Trust (“RET”) and RIMCo, as described in the Prospectus. Neither RIMCo nor RET compensates FRC for its services.

FRC is a diversified financial services company that provides a variety of financial services and products to and through unincorporated divisions and wholly owned subsidiaries.

As affiliates, FRC and RIMCo may establish certain intercompany cost allocations that reflect the services supplied to RIMCo. RIMCo is a wholly owned subsidiary of FRC.

FRC is a subsidiary of Northwestern Mutual Life Insurance Company (“Northwestern Mutual”). Founded in 1857, Northwestern Mutual is a mutual insurance company organized under the laws of the state of Wisconsin. For clients seeking personal financial security or security for their business or estate, Northwestern Mutual, its subsidiaries and affiliates offer life, disability and long term care insurance, investment products, advisory services and trust services that address client needs for financial protection, wealth accumulation, estate preservation and asset distribution.

ADVISER. RIMCo provides or oversees the provision of all investment advisory and portfolio management services for the Funds, including developing the investment program for each Fund.

Each Fund will employ a multi-manager approach whereby investment recommendations are provided by different money managers who employ distinct investment styles. RIMCo will use a proprietary process to assist in the construction and implementation of the portfolio taking into account parameters such as the number of stocks in the portfolio, the level of portfolio turnover, industry and sector diversification, and volatility considerations. RIMCo may utilize some or all of the model portfolios provided by the money managers.

RIMCo manages each Fund by taking individual model portfolios from money managers and combining them to achieve diversification among sources of active return while seeking to realize capital growth.

RIMCo may allocate most of each Fund’s assets to multiple money managers. RIMCo exercises investment discretion over the portion of each Fund’s assets that RIMCo determines not to allocate to the money managers and for each Fund’s cash reserves by selecting the individual portfolio securities for those portions of assets. RIMCo may also directly manage portions of each Fund during transitions between money managers.

RIMCo, as agent for RET, pays the money managers’ fees for each Fund, as a fiduciary for each Fund, out of the advisory fee paid by each Fund to RIMCo. The remainder of the advisory fee is retained by RIMCo as compensation for the services described above and to pay expenses.

Each Fund pays an advisory fee directly to RIMCo, billed monthly on a pro rata basis and calculated as a specified percentage of the average daily net assets of each Fund. (See the Prospectus for Funds’ annual advisory percentage rates.) No shares of the Funds were issued during the fiscal years ended XXXXX, 2011, 2010 and 2009.

ADMINISTRATOR. RFSC, with the assistance of RIMCo and FRC, provides the Funds with office space, equipment and the personnel necessary to operate and administer the Fund’s business and to supervise the provision of services by certain third parties such as the custodian.

RFSC is paid an administrative fee, billed monthly on a pro rata basis and calculated as a specified percentage of the average daily net assets of each of the Funds. Services which are administrative in nature are provided by RFSC pursuant to an Administrative Agreement for an annual fee of 0.0275% of the average daily net asset value of each Fund paid out of the Supervision and Management Fee above. The Funds had not commenced operations on [            ], 2011 and thus, no shares of the Funds were issued during the fiscal years ended XXXXXX, 2011, 2010 and 2009.

PORTFOLIO MANAGERS. The RIMCo Portfolio Managers (RIMCo’s employees who manage the Funds, oversee the money managers and have primary responsibility for the management of the Funds) are compensated by RIMCo with salaries, bonuses (paid in cash), profit sharing contributions and a long-term incentive plan. Salaries are fixed annually and are driven by the market place. Bonuses for the Portfolio Managers of a Fund are based on their management of the Funds consistent with each Fund’s objectives. The Portfolio Managers for the Funds are evaluated on an ongoing basis with respect to achieving each Fund’s objectives and guidelines, identifying and implementing allocation changes when necessary, and liaising between business units and fund performance groups to help insure that reports reflect market needs.

RIMCo’s Portfolio Manager evaluations, salary and bonus recommendations are conducted and reviewed by Russell asset class chief investment officers (“asset class CIOs”). Russell’s compensation committee approves salaries and bonuses after the asset class CIOs’ recommendations have been reviewed by the Global Chief Investment Officer.

Profit sharing contributions are typically made quarterly and are calculated as a percentage of the RIMCo Portfolio Manager’s salary. The percentage is fixed and is the same percentage for all RIMCo employees who receive profit sharing contributions.

The long-term incentive plan provides key professionals with future cash payments the value of which is tied to FRC’s financial performance. Awards under the long-term incentive plan are based on expected future contribution to the success of FRC. The assessment of expected future contribution is qualitative in nature and is determined by a RIMCo Portfolio Manager’s manager and approved by senior executives.

RIMCo Portfolio Managers earning over a specified amount of cash compensation (salary plus bonus) are eligible to participate in the deferred compensation plan which allows the RIMCo Manager to elect to defer a portion of her/his cash compensation. Deferred amounts earn the return of an asset allocated mix of funds selected by the RIMCo Manager.

OTHER ACCOUNTS MANAGED BY RIMCO PORTFOLIO MANAGERS

AND ASSETS UNDER MANAGEMENT IN THE ACCOUNTS

AS OF [            ], 2011

Portfolio Manager	Number of Registered Investment Companies	Assets Under Management (in millions)	Number of Pooled Investment Vehicles	Assets Under Management (in millions)	Other Types of Accounts	Assets Under Management (in millions)	Asset Total (in millions)
[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]

Portfolio Managers typically manage multiple portfolios. These portfolios may include mutual funds, separate accounts and commingled trusts. Russell’s investment process, which includes, but is not limited to money manager selection, allocation and ongoing evaluation of those managers, the weightings of securities, cash positions and exposures to derivatives. The investment process is guided by the principle that all portfolios will be treated in a fair and equitable manner. To adhere to this guiding principle, RIMCo Portfolio Managers follow a process of constructing portfolios in accordance with regulatory and investment guidelines and then select money managers to fulfill those needs. Specifically, RIMCo Portfolio Managers make money manager selection and allocation decisions for each portfolio based on a variety of factors relevant to that portfolio. The investment process dictates that RIMCo Portfolio Managers utilize Russell’s manager research analysis and manager rankings to assist in selecting the most suitable money manager(s) to meet the unique investment needs of the various portfolios they manage.

At the core of Russell’s investment process is a robust oversight and peer review program for money manager selection. It includes the hiring, termination and retention of money managers. This process is overseen by Russell’s Investment Strategy Committee (ISC) and the asset class CIOs who are responsible for monitoring the portfolio management duties performed within their specific asset class.

Occasionally, a particular money manager may restrict the total amount of capacity they will allocate to Russell portfolios. If, however, the total allocation is too small to be shared in a meaningful size across all Russell portfolios or if the money manager restricts the absolute number of assignments they will accept from Russell, it is the RIMCo Portfolio Manager’s responsibility to determine which portfolios receive the allocation. These allocations are reviewed and approved by the ISC before implementation.

Because the Funds are new, there were no shares outstanding as of the date of this Statement. Therefore, the portfolio manager held no beneficial interest in the Funds securities.

MONEY MANAGERS. The Funds’ money managers are not affiliates of RET or RIMCo other than as discretionary managers for a portion of a Fund’s portfolio. Some money managers (and their affiliates) may effect brokerage transactions for the Funds (see, “Brokerage Allocations” and “Brokerage Commissions”). Money managers may serve as advisers or discretionary managers for Russell Trust Company, other investment vehicles sponsored or advised by FRC or its affiliates, other consulting clients of FRC, other off-shore vehicles and/or for accounts which have no business relationship with the FRC organization.

From its advisory fees, RIMCo, as agent for RET, pays all fees to the money managers for their investment selection services. Quarterly, each money manager is paid the pro rata portion of an annual fee, based on the average for the quarter of all the assets allocated to the money manager. The Funds commenced operations on [            ], 2011 and thus, no shares of the Funds were issued during the fiscal years ended XXXXXX, 2011, 2010 and 2009.

Each money manager has agreed that it will look only to RIMCo for the payment of the money manager’s fee, after RET has paid RIMCo. Fees paid to the money managers are not affected by any voluntary or statutory expense limitations. Some money managers may benefit as a result of brokerage commissions received by their broker-dealer affiliates that execute portfolio transactions for the Funds.

DISTRIBUTOR. ALPS Distributors, Inc. is the principal underwriter and Distributor of Shares. Its principal address is 1290 Broadway, Suite 1100, Denver, CO 80203. Investor information can be obtained by calling 303-623-2577. The Distributor has entered into a distribution agreement (“Distribution Agreement”) with the Trust pursuant to which it distributes Shares of each Fund. The Distribution Agreement will continue for two years from its effective date and is renewable annually thereafter. The Distribution Agreement provides that it may be terminated at any time, without the payment of any penalty as to the Fund: (i) by vote of a majority of the Independent Trustees or (ii) by vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of each Fund, on at least 60 days written notice to the Distributor. The Distribution Agreement is also terminable upon 60 days’ notice by the Distributor and will terminate automatically in the event of its assignment (as defined in the 1940 Act).

Shares will be continuously offered for sale by the Trust through the Distributor only in Creation Units, as described in the Prospectus and below under “PURCHASE AND REDEMPTION OF CREATION UNITS.” Shares in less than Creation Units are not distributed by the Distributor. The Distributor will deliver the Prospectus to persons purchasing Creation Units and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the 1934 Act and a member of the Financial Industry Regulatory Authority (“FINRA”). The Distributor has no role in determining the investment policies of the Trust or which securities are to be purchased or sold by the Trust. The Distributor may assist Authorized Participants (as defined below) in assembling shares to purchase Creation Units, for which it may receive commissions or other fees from such Authorized Participants.

RIMCo may, from time to time and from its own resources, pay, defray or absorb costs relating to distribution, including payments out of its own resources to the Distributor or to otherwise promote the sale of Shares. RIMCo or the Distributor, or an affiliate of RIMCo or the Distributor, may directly or indirectly make cash payments to certain broker-dealers for participating in activities that are designed to make registered representatives and other professionals more knowledgeable about exchange traded products, including a Fund, or for other activities, such as participation in marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems. Payments to a broker-dealer or intermediary may create potential conflicts of interest between the broker-dealer or intermediary and its clients. These amounts, which may be significant, are paid by RIMCo and/or the Distributor from their own resources and not from the assets of the Funds.

DISTRIBUTION. Under the 1940 Act, the SEC has adopted Rule 12b-1, which regulates the circumstances under which mutual funds may, directly or indirectly, bear distribution expenses. Rule 12b-1 provides that mutual funds may pay for such expenses only pursuant to a plan adopted in accordance with Rule 12b-1. Each Fund has adopted a Distribution (Rule 12b-1) Plan (a “Plan”) pursuant to which payments of up to 0.25% may be made. No payments pursuant to the Plan will be made during the first twelve (12) months of the Funds’ operation. Additionally, the implementation of any such payments would have to be approved by the Board prior to implementation. Under its terms, the Plan remains in effect from year to year, provided such continuance is approved annually by vote of the Board, including a majority of the “Independent Trustees” (Trustees who are not interested persons of the Funds (as defined in the 1940 Act) and have no direct or indirect financial interest in the operation of the Plan or any agreement related to the Plan). The Plan may not be amended to increase materially the amount to be spent for the services provided by the Distributor without approval by the shareholders of the relevant Fund to which the Plan applies, and all material amendments of the Plan also require Board approval (as described above). The Plan may be terminated at any time, without penalty, by vote of a majority of the Independent Trustees, or, by a vote of a majority of the outstanding voting securities of a Fund (as such vote is defined in the 1940 Act). Pursuant to the Distribution Agreement, the Distributor will provide the Board with periodic reports of any amounts expended under the Plan and the purpose for which such expenditures were made.

In connection with the Trustees’ consideration of whether to adopt the Distribution Plan for each Fund, the Adviser represented to the Trustees that the Adviser believed that the Distribution Plan was expected to result in increased sales and asset retention for a Fund by enabling it to reach and retain more investors, although it is impossible to know for certain, in the absence of a Distribution Plan or under an alternative distribution arrangement, the level of sales and asset retention that a Fund would have.

Subject to an aggregate limitation of 0.25% of a Fund’s average net assets per annum, the fees paid by each Fund under the Plan will be compensation for distribution, investor services or marketing services for that Fund and related expenses. The aggregate payments under the Plan will not exceed, on an annualized basis, 0.25% of average daily net assets of a Fund.

The continuation of the Distribution Agreement and any other related agreements is subject to annual approval of the Board, including by a majority of the Independent Trustees, as described above.

The allocation among the Funds of fees and expenses payable under the Distribution Agreement will be made pro rata in accordance with the daily net assets of the respective Funds.

The Distributor may also enter into agreements with securities dealers (“Soliciting Dealers”) who will solicit purchases of Creation Unit aggregations of Fund Shares. Such Soliciting Dealers may also be Participating Parties (as defined in the “Book Entry Only System” section below) or DTC Participants (as defined below).

Pursuant to the Distribution Agreement, the Trust has agreed to indemnify the Distributor, and may indemnify Soliciting Dealers and Authorized Participants (as described below) entering into agreements with the Distributor, for certain liabilities, including certain liabilities arising under the federal securities laws, unless such loss or liability results from willful misfeasance, bad faith or gross negligence in the performance of its duties or the reckless disregard of its obligations and duties under the Distribution Agreement or other agreement, as applicable.

CUSTODIAN AND PORTFOLIO ACCOUNTANT. State Street Bank and Trust Company (“State Street”) serves as the custodian for the Trust. As custodian, State Street is responsible for the safekeeping of the Funds’ assets and the appointment of any subcustodian banks and clearing agencies. State Street also provides basic portfolio recordkeeping required for each of the Funds for regulatory and financial reporting purposes. The mailing address for State Street Bank and Trust Company is: Josiah Quincy Building, 200 Newport Avenue, North Quincy, MA 02171.

TRANSFER AND DIVIDEND DISBURSING AGENT. State Street serves as the transfer and dividend disbursing agent for the Trust. As transfer and dividend disbursing agent, State Street is responsible for among other matters, receiving and processing orders for the purchase and redemptions of Creation Units. The principal business address for State Street Bank and Trust Company is: One Lincoln Street, Boston, MA 02111.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. PricewaterhouseCoopers LLP serves as the Independent Registered Public Accounting Firm of the Trust. PwC is responsible for performing annual audits of the financial statements and financial highlights of the Funds in accordance with the auditing standards of the Public Company Accounting Oversight Board and a review of federal tax returns. The mailing address of PwC is 1420 Fifth Avenue, Suite 1900, Seattle, Washington 98101.

CODES OF ETHICS. The Trust, RIMCo, the Distributor and each money manager have each adopted a code of ethics which complies in all material respects with applicable law and which is intended to protect the interests of each Fund’s shareholders. The codes of ethics are designed to prevent affiliated persons of the Trust, RIMCo, the Distributor and the money managers from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the Funds (which may also be held by persons subject to a code of ethics). There can be no assurance that the codes of ethics will be effective in preventing such activities. The codes of ethics generally permit investment personnel to trade securities for their own account, including securities that may be purchased or held by a Fund, subject to restrictions on personal securities trading specified in the applicable code of ethics. Each code of ethics has been filed with the SEC and may be viewed by the public.

Because each money manager is an entity not affiliated with the Trust or RIMCo, RIMCo relies on each money manager to monitor the personal trading activities of the money manager’s personnel in accordance with that money manager’s code of ethics. Each money manager provides RIMCo with a quarterly certification of the money manager’s compliance with its code of ethics and a report of any significant violations of its code.

PURCHASE AND REDEMPTION OF CREATION UNITS

Each Fund issues and redeems its Shares on a continuous basis, at net asset value, only in a large specified number of Shares called a “Creation Unit,” either principally in-kind for securities or, in certain circumstances, in cash for the value of such securities. The principal consideration for creations and redemptions for each Fund is principally in-kind.

PURCHASE (CREATION). The Trust issues and sells Shares of each Fund only: (i) in Creation Units on a continuous basis through the Distributor, without a sales load (but subject to transaction fees), at their NAV per share next determined after receipt of an order, on any Business Day (as defined below), in proper form pursuant to the terms of the Authorized Participant Agreement (“Participant Agreement”). A “Business Day” with respect to a Fund is, generally, any day on which the NYSE is open for business. Currently, the NYSE is open for trading every weekday except New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

FUND DEPOSIT. The consideration for purchase of a Creation Unit of a Fund generally consists of either (i) the in-kind deposit of a designated portfolio of securities (the “Deposit Securities”) per each Creation Unit and the Cash Component (defined below), computed as described below or (ii) the cash value of the Deposit Securities (“Deposit Cash”) and the “Cash Component,” computed as described below. When accepting purchases of Creation Units for cash, a Fund may incur additional costs associated with the acquisition of Deposit Securities that would otherwise be provided by an in-kind purchaser.

Together, the Deposit Securities or Deposit Cash, as applicable, and the Cash Component constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit of any Fund. The “Cash Component” is an amount equal to the difference between the net asset value of the Shares (per Creation Unit) and the market value of the Deposit Securities or Deposit Cash, as applicable. The “Dividend Equivalent Payment” enables a Fund to make a complete distribution of dividends on the day preceding the next dividend payment date, and is an amount equal, on a per Creation Unit basis, to the dividends on all the portfolio securities of the Fund (“Dividend Securities”) with ex-dividend dates within the accumulation period for such distribution (the “Accumulation Period”), net of expenses and liabilities for such period, as if all of the Dividend Securities had been held by the Fund for the entire Accumulation Period. The Accumulation Period begins on the ex-dividend date for each Fund and ends on the day preceding the next ex-dividend date. If the Cash Component is a positive number (i.e., the net asset value per Creation Unit exceeds the market value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component shall be such positive amount. If the Cash Component is a negative number (i.e., the net asset value per Creation Unit is less than the market value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component shall be such negative amount and the creator will be entitled to receive cash in an amount equal to the Cash Component. The Cash Component serves the function of compensating for any differences between the net asset value per Creation Unit and the market value of the Deposit Securities or Deposit Cash, as applicable. Computation of the Cash Component excludes any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities, if applicable, which shall be the sole responsibility of the Authorized Participant (as defined below).

The Custodian, through National Securities Clearing Corporation (“NSCC”), makes available on each Business Day, immediately prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time), the list of the names and the required number of shares of each Deposit Security or the required amount of Deposit Cash, as applicable, to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for a Fund. Such Fund Deposit is subject to any applicable adjustments as described below, in order to effect purchases of Creation Units of a Fund until such time as the next-announced composition of the Deposit Securities or the required amount of Deposit Cash, as applicable, is made available.

The identity and number of shares of the Deposit Securities or the amount of Deposit Cash, as applicable, required for a Fund Deposit for each Fund changes as portfolio adjustments, interest payments and corporate action events are reflected from time to time by the sub-adviser with a view to the investment objective of the Fund.

The Trust intends to require the substitution of an amount of cash (i.e., a “cash in lieu” amount) to replace any Deposit Security that is a To Be Announced (“TBA”) transaction. The amount of cash contributed will be equivalent to the price of the TBA transaction listed as a Deposit Security. In instances where the Trust accepts Deposit Securities for the purchase of a Creation Unit, the Trust reserves the right to permit or require the substitution of an amount of cash (i.e., a “cash in lieu” amount) to be added to the Cash Component to replace any Deposit Security, including, without limitation, situations where the Deposit Security: (i) may not be available in sufficient quantity for delivery, (ii) may not be eligible for transfer through the systems of DTC for corporate securities and municipal securities or the Federal Reserve System for U.S. Treasury securities; (iii) may not be eligible for trading by an Authorized Participant (as defined below) or the investor for which it is acting; (iv) would be restricted under the securities laws or where the delivery of the Deposit Security to the Authorized Participant would result in the disposition of the Deposit Security by the Authorized Participant becoming restricted under the securities laws; or (v) in certain other situations (collectively, “non-standard orders”). The Trust also reserves the right to permit or require the substitution of Deposit Securities in lieu of Deposit Cash. The adjustments described above will reflect changes, known to the sub-adviser on the date of announcement to be in effect by the time of delivery of the Fund Deposit, resulting from certain corporate actions.

PROCEDURES FOR PURCHASE OF CREATION UNITS. To be eligible to place orders with the Distributor to purchase a Creation Unit of a Fund, an entity must be (i) a “Participating Party”, i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”), a clearing agency that is registered with the SEC; or (ii) a DTC Participant (see “BOOK ENTRY ONLY SYSTEM”), and has the ability to clear through the Federal Reserve System. In addition, each Participating Party or DTC Participant (each, an “Authorized Participant”) must execute a Participant Agreement that has been agreed to by the Distributor and the Authorized Participant, and that has been accepted by the Transfer Agent, with respect to purchases and redemptions of Creation Units. Each Authorized Participant will agree, pursuant to the terms of a Participant Agreement, on behalf of itself or any investor on whose behalf it will act, to certain conditions, including that it will pay to the Trust, an amount of cash sufficient to pay the Cash Component together with the creation transaction fee (described below) and any other applicable fees, taxes and additional variable charge.

All orders to purchase Shares directly from a Fund, including non-standard orders, must be placed for one or more Creation Units and in the manner and by the time set forth in the Participant Agreement and/or the applicable order form. In the case of non-standard orders, the non-standard order must be received by the Distributor no later than the times set forth in the Participant Agreement. The date on which an order to purchase Creation Units (or an order to redeem Creation Units, as set forth below) is received and accepted is referred to as the “Order Placement Date.”

An Authorized Participant may require an investor to make certain representations or enter into agreements with respect to the order (e.g., to provide for payments of cash, when required). Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to purchase Shares directly from a Fund in Creation Units have to be placed by the investor’s broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement and only a small number of such Authorized Participants may have international capabilities.

On days when the Exchange or the bond markets close earlier than normal, a Fund may require orders to create Creation Units to be placed earlier in the day. Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement and in accordance with the applicable order form. Those placing orders through an Authorized Participant should allow sufficient time to permit proper submission of the purchase order to the Principal Underwriter by the cut-off time on such Business

Day. Economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Distributor or an Authorized Participant.

Fund Deposits must be delivered by an Authorized Participant through the Federal Reserve System (for cash and U.S. government securities) or through DTC (for corporate securities and municipal securities) and/or through a subcustody agent (for foreign securities). The Fund Deposit transfer must be ordered by the DTC Participant in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities or Deposit Cash, as applicable, through DTC to the account of a Fund by no later than 2:00 p.m. Eastern time (as set forth on the applicable order form), on the Settlement Date. The “Settlement Date” for a Fund is generally the third Business Day after the Order Placement Date. All questions as to the number of Deposit Securities or Deposit Cash to be delivered, as applicable, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities or cash, as applicable, will be determined by the Trust, whose determination shall be final and binding. The amount of cash represented by the Cash Component must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by the Custodian no later than 2:00 p.m. Eastern time (as set forth on the applicable order form), on the Settlement Date. If the Cash Component and the Deposit Securities or Deposit Cash, as applicable, are not received by 2:00 p.m. Eastern time (as set forth on the applicable order form), on the Settlement Date, the creation order may be cancelled. Upon written notice to the Distributor, such canceled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then current NAV of the Fund. The delivery of Creation Units so created generally will occur no later than the third Business Day following the day on which the purchase order is deemed received by the Distributor.

The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to the applicable cut-off time and the federal funds in the appropriate amount are deposited with by 4:00 p.m. Eastern time (as set forth on the applicable order form), with the Custodian on the Settlement Date. If the order is not placed in proper form as required, or federal funds in the appropriate amount are not received by 4:00 p.m. Eastern time (as set forth on the applicable order form) on the Settlement Date, then the order may be deemed to be rejected and the Authorized Participant shall be liable to the Fund for losses, if any, resulting therefrom. A creation request is considered to be in “proper form” if all procedures set forth in the Participant Agreement, order form and this Statement are properly followed.

ISSUANCE OF A CREATION UNIT. Except as provided herein, Creation Units will not be issued until the transfer of good title to the Trust of the Deposit Securities or payment of Deposit Cash, as applicable, and the payment of the Cash Component have been completed. When the subcustodian has confirmed to the Custodian that the required Deposit Securities (or the cash value thereof) have been delivered to the account of the relevant subcustodian or subcustodians, the Principal Underwriter and the Adviser shall be notified of such delivery, and the Trust will issue and cause the delivery of the Creation Units.

In instances where the Trust accepts Deposit Securities for the purchase of a Creation Unit, the Creation Unit may be purchased in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the net asset value of the Shares on the date the order is placed in proper form since in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) an additional amount of cash equal to a percentage of the market value, as set forth in the Participant Agreement, of the undelivered Deposit Securities (the “Additional Cash Deposit”), which shall be maintained in a separate collateral account. An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to the applicable percentage, as set forth in the Participant Agreement, of the daily marked-to-market value of the missing Deposit Securities. The Participant Agreement will permit the Trust to buy the missing Deposit Securities at any time. Authorized Participants will be liable to the Trust for all costs, expenses, dividends, income and taxes associated with missing Deposit Securities, including the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received by the Principal Underwriter plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Custodian or purchased by the Trust and deposited into the Trust. In addition, a transaction fee as set forth below under “Creation Transaction Fees” will be charged in all cases and an additional variable charge may also be applied. The delivery of Creation Units so created generally will occur no later than the Settlement Date.

ACCEPTANCE OF ORDERS OF CREATION UNITS. The Trust reserves the absolute right to reject an order for Creation Units transmitted to it by the Principal Underwriter in respect of a Fund at its discretion, including, without limitation, if (a) the order is not in proper form; (b) the Deposit Securities or Deposit Cash, as applicable, delivered by the Participant are not as disseminated through the facilities of the NSCC for that date by the Custodian; (c) the investor(s), upon obtaining the Shares ordered, would own 80% or more of the currently outstanding Shares of the Fund; (d) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (e) the acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (f) the acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or the Adviser, have an adverse effect on the Trust or the rights of beneficial owners; (g) the acceptance or receipt of the order for a Creation Unit would, in the opinion of counsel to the Trust, be unlawful; or (h) in the event that circumstances outside the control of the Trust, the Custodian, the Transfer Agent and/or the Adviser make it for all practical purposes not feasible to process orders for Creation Units. Examples of such circumstances include acts of God or public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Principal Underwriter, the Custodian, the Transfer Agent, DTC, NSCC, Federal Reserve System, or any other participant in the creation process; and other extraordinary events. The Principal Underwriter shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of the creator of a Creation Unit of its rejection of the order of such person. The Trust, the Transfer Agent, the Custodian and the Principal Underwriter are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall either of them incur any liability for the failure to give any such notification. The Trust, the Transfer Agent, the Custodian and the Principal Underwriter shall not be liable for the rejection of any purchase order for Creation Units.

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.

CREATION TRANSACTION FEE. A purchase (i.e., creation) transaction fee is imposed for the transfer and other transaction costs associated with the purchase of Creation Units, and investors will be required to pay a creation transaction fee regardless of the number of Creation Units created in the transaction. A Fund may adjust the creation transaction fee from time to time. An additional transaction charge or variable charge will be applied to certain creation and redemption transactions, including non-standard orders and partial cash purchases. Investors who use the services of a broker or other such intermediary may be charged a fee for such services. Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust.

REDEMPTION. Shares may be redeemed only in Creation Units at their net asset value next determined after receipt of a redemption request in proper form by a Fund through the Transfer Agent and only on a Business Day. EXCEPT UPON LIQUIDATION OF A FUND, THE TRUST WILL NOT REDEEM SHARES IN AMOUNTS LESS THAN CREATION UNITS. Investors must accumulate enough Shares in the secondary market to constitute a Creation Unit in order to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Shares to constitute a redeemable Creation Unit.

With respect to each Fund, the Custodian, through the NSCC, makes available immediately prior to the opening of business on the Exchange (currently 9:30 a.m. Eastern time) on each Business Day, the list of the names and share quantities of each Fund’s portfolio securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day (“Fund Securities”). Fund Securities received on redemption may not be identical to Deposit Securities.

Redemption proceeds for a Creation Unit are paid either in-kind or in cash or a combination thereof, as determined by the Trust. With respect to in-kind redemptions of a Fund, redemption proceeds for a Creation Unit will consist of Fund Securities — as announced by the Custodian on the Business Day of the request for redemption received in proper form plus cash in an amount equal to the difference between the net asset value of the Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the “Cash Redemption Amount”), less a fixed redemption transaction fee and any applicable additional variable charge as set forth below. In the event that the Fund Securities have a value greater than the net asset value of the Shares, a compensating cash payment equal to the differential is required to be made by or through an Authorized Participant by the redeeming shareholder. Notwithstanding the foregoing: (i) the Trust will substitute a cash-in-lieu amount to replace any Fund Security that is a TBA transaction and the amount of cash paid out in such cases will be equivalent to the value of the TBA transaction listed as a Fund Security; and (ii) at Trust’s discretion, an Authorized Participant may receive the corresponding cash value of the securities in lieu of the in-kind securities value representing one or more Fund Securities.

REDEMPTION TRANSACTION FEE. A redemption transaction fee is imposed for the transfer and other transaction costs associated with the redemption of Creation Units, and investors will be required to pay a fixed redemption transaction fee regardless of the number of Creation Units redeemed in the transaction. A Fund may adjust the redemption transaction fee from time to time. An additional charge or a variable charge will be applied to certain creation and redemption transactions, including non-standard orders, cash redemptions, or partial cash redemptions (when cash redemptions are available). Investors who use the services of a broker or other such intermediary may be charged a fee for such services. Investors are responsible for the costs of transferring the Fund Securities from the Trust to their account or on their order.

PROCEDURES FOR REDEMPTION OF CREATION UNITS. Orders to redeem Creation Units must be submitted in proper form to the Transfer Agent prior to the time as set forth in the Participant Agreement. A redemption request is considered to be in “proper form” if all procedures set forth in the Participant Agreement, order form and this Statement are properly followed. If the Transfer Agent does not receive the investor’s Shares through DTC’s facilities by the times and pursuant to the other terms and conditions set forth in the Participant Agreement, the redemption request shall be rejected.

The Authorized Participant must transmit the request for redemption, in the form required by the Trust, to the Transfer Agent in accordance with procedures set forth in the Participant Agreement. Investors should be aware that their particular broker may not have executed an Participant Agreement, and that, therefore, requests to redeem Creation Units may have to be placed by the investor’s broker through an Authorized Participant who has executed an Participant Agreement. Investors making a redemption request should be aware that such request must be in the form specified by such Authorized Participant. Investors making a request to redeem Creation Units should allow sufficient time to permit proper submission of the request by an Authorized Participant and transfer of the Shares to the Trust’s Transfer Agent; such investors should allow for the additional time that may be required to effect redemptions through their banks, brokers or other financial intermediaries if such intermediaries are not Authorized Participants.

With respect to in-kind redemptions of a Fund, the calculation of the value of the Fund Securities and the Cash Redemption Amount to be delivered upon redemption will be made by the Custodian according to the procedures set forth under “Determination of Net Asset Value”, computed on the Business Day on which a redemption order is deemed received by the Trust. Therefore, if a redemption order in proper form is submitted to the Principal Underwriter by a DTC Participant by the specified time on the Order Placement Date, and the requisite number of Shares of the Fund are delivered to the Custodian prior to 4:00 p.m. Eastern time (as set forth on the applicable order form) on the Settlement Date, then the value of the Fund Securities and the Cash Redemption Amount to be delivered will be determined by the Custodian on such Order Placement Date. If the requisite number of Shares of the Fund are not delivered by 4:00 p.m. Eastern time (as set forth on the applicable order form) on the Settlement Date, the Fund will not release the underlying securities for delivery unless collateral is posted in such percentage amount of missing Shares as set forth in the Participant Agreement (marked to market daily).

ADDITIONAL REDEMPTION PROCEDURES. With respect to in-kind redemptions of a Fund, in connection with taking delivery of shares of Fund Securities upon redemption of Creation Units, a redeeming shareholder or Authorized Participant acting on behalf of such shareholder must maintain appropriate custody arrangements with a qualified broker-dealer, bank or other custody providers in each jurisdiction in which any of the Fund Securities are customarily traded, to which account such Fund Securities will be delivered. Deliveries of redemption proceeds generally will be made within three Business Days of the trade date. Due to the schedule of holidays in certain countries, however, the delivery of in-kind redemption proceeds may take longer than three business days after the day on which the redemption request is received in proper form. The section below entitled “Local Market Holiday Schedules” identifies the instances where more than seven days would be needed to deliver redemption proceeds. Pursuant to an order of the SEC, in respect of each Fund, the Trust will make delivery of in-kind redemption proceeds within the number of days stated in the Local Market Holidays section to be the maximum number of days necessary to deliver redemption proceeds. If neither the redeeming Shareholder nor the Authorized Participant acting on behalf of such redeeming Shareholder has appropriate arrangements to take delivery of such Fund Securities in the applicable foreign jurisdiction and it is not possible to make other such arrangements, or if it is not possible to effect deliveries of the Fund Securities in such jurisdiction, the Trust may, in its discretion, exercise its option to redeem such shares in cash, and the redeeming Shareholders will be required to receive its redemption proceeds in cash.

If it is not possible to make other such arrangements, or if it is not possible to effect deliveries of the Fund Securities, the Trust may in its discretion exercise its option to redeem such Shares in cash, and the redeeming investor will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that the Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its Shares based on the NAV of Shares of the relevant Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Trust’s brokerage and other transaction costs associated with the disposition of Fund Securities). A Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities but does not differ in net asset value.

Redemptions of shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and each Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular security included in the Fund Securities applicable to the redemption of Creation Units may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming investor of the Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment. Further, an Authorized Participant that is not a “qualified institutional buyer” (“QIB”); as such term is defined under Rule 144A of the Securities Act, will not be able to receive Fund Securities that are restricted securities eligible for resale under Rule 144A. An Authorized Participant may be required by the Trust to provide a written confirmation with respect to QIB status in order to receive Fund Securities.

The right of redemption may be suspended or the date of payment postponed with respect to a Fund (1) for any period during which the Exchange is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the Exchange is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the Shares of the Fund or determination of the NAV of the Shares is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.

REQUIRED EARLY ACCEPTANCE OF ORDERS. Notwithstanding the foregoing, as described in the Participant Agreement and the applicable order form, Authorized Participants may be notified that the cut-off time for an order may be earlier on a particular Business Day.

Creation and Redemption Transaction Fees:

The following table also shows, as of the date of this Statement, the approximate value of one Creation Unit, including standard and maximum additional creation and redemption transaction fees:

	Approximate Value of a Creation Unit	Creation Unit Size	Standard Creation/Redemption Transaction Fee	Maximum Additional Variable Charge for Creations*	Maximum Additional Variable Charge for Redemptions*
Russell U.S. Large Cap ETF
Russell U.S. Large Cap Growth ETF
Russell U.S. Large Cap Value ETF
Russell U.S. All Cap ETF
Russell U.S. Mid Cap ETF
Russell U.S. Small Cap ETF

*	As a percentage of the amount invested.

From time to time, any Fund may waive all or a portion of its applicable transaction fee(s). An additional charge of up to three (3) times the standard transaction fee may be charged to the extent a transaction is outside of the clearing process. The variable charge is in addition to the fixed transaction fee and will be applied to each transaction in cash. The maximum additional variable charge is the percentage noted in the table multiplied by the amount of Deposit Cash or Redemption Cash, as applicable. The assessed variable charge may be lower than the respective percentages noted in the table based on actual brokerage and market impact expenses associated with the transaction.

V ALUATION OF FUND SHARES. The net asset value per share is calculated for each Fund on each business day on which Shares are offered or orders to redeem are tendered. A business day is one on which the New York Stock Exchange (“NYSE”) is open for regular trading. Currently, the NYSE is open for trading every weekday except New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Net asset value per share is computed for Shares of a Fund by dividing the current value of a Fund’s assets, less liabilities attributable to a Fund, by the number of Shares of a Fund outstanding, and rounding to the nearest cent.

The Funds’ portfolio securities actively trade on foreign exchanges which may trade on Saturdays and on days that the Funds do not offer or redeem Shares. The trading of portfolio securities on foreign exchanges on such days may significantly increase or decrease the net asset value of Fund Shares when the shareholder is not able to purchase or redeem Fund Shares. Further, because foreign securities markets may close prior to the time the Funds determine their net asset values, events affecting the value of the portfolio securities occurring between the time prices are determined and the time the Funds calculate their net asset values may not be reflected in the calculations of net asset value unless RFSC determines that a particular event would materially affect the net asset value.

VALUATION OF PORTFOLIO SECURITIES. With the exceptions noted below, the Funds value their portfolio securities at “fair market value.” This generally means that equity securities and fixed income securities listed and principally traded on any national securities exchange are valued on the basis of the last sale price or, if there were no sales, at the closing bid price, on the primary exchange on which the security is traded. Equity securities traded over-the-counter (“OTC”) are valued on the basis of official closing price.

International equity securities traded on a national securities exchange or OTC are valued on the basis of official closing price.

Short term securities maturing within 60 days of the valuation date held by the Funds are valued using the amortized cost method. Under this method, a portfolio instrument is initially valued at cost, and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account. The Funds utilize the amortized cost valuation method in accordance with Rule 2a–7 under the 1940 Act. The money market instruments are valued at “amortized cost” unless the Board determines that amortized cost does not represent fair value. While amortized cost provides certainty in valuation, it may result in periods when the value of an instrument is higher or lower than the price a Fund would receive if it sold the instrument.

The Funds may value certain securities for which market quotations are not readily available at “fair value,” as determined in good faith pursuant to procedures established by the Board of Trustees and delegated to RFSC to administer. Market quotations for non-U.S. securities, either individually or collectively, may not be considered to be readily available if a significant event, including but not limited to an increase or decrease in one major U.S. market index meeting standards of significance specified in the procedures established by the Board (which standards of significance are subject to change), occurs after the close of the non-U.S. markets on which such securities are traded. If you hold Shares in a Fund that holds portfolio securities listed primarily on non-U.S. exchanges, the net asset value of that Fund’s Shares may change on a day when you will not be able to purchase or redeem that Fund’s Shares. This is because the value of those portfolio securities may change on weekends or other days when that Fund does not price its Shares.

PORTFOLIO TURNOVER RATE. Portfolio turnover measures how frequently securities held by a Fund are bought and sold. The portfolio turnover rate for each Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the particular year, by the monthly average value of the portfolio securities owned by the Fund during the past 13 months. For purposes of determining the rate, all short–term securities, including repurchase agreements, are excluded. Significant variations in the portfolio turnover rates for any Fund generally are primarily attributable to market volatility and/or duration of portfolio investments. The Funds had not commenced operations as of the date of this Statement.

A high portfolio turnover rate generally will result in higher brokerage transaction costs and may result in higher levels of realized capital gains or losses with respect to a Fund’s portfolio securities (see “Taxes”). The portfolio turnover rate varies by Fund type and may exceed 100%.

DISCLOSURE OF PORTFOLIO HOLDINGS.

POLICIES AND PROCEDURES GENERALLY. The Trust has adopted portfolio holdings disclosure policies and procedures to govern the disclosure of the securities holdings of the Funds (the “Disclosure Policy”). The Board of Trustees of the Trust must approve all material amendments to the Disclosure Policy. The Disclosure Policy is designed to: (i) protect the confidentiality of the Funds’ non-public portfolio holdings information, (ii) prevent the selective disclosure of such information, and (iii) ensure compliance by RIMCo and the Funds with the federal securities laws, including the 1940 Act and the rules promulgated thereunder and general principles of fiduciary duty.

MONITORING AND OVERSIGHT. The Trust’s Chief Compliance Officer (“CCO”) is responsible for ensuring that RIMCo has adopted and implemented policies and procedures reasonably designed to ensure compliance with the Disclosure Policy and, to the extent the CCO considers necessary, the CCO shall monitor RIMCo’s compliance with its policies and procedures. Any exceptions to the Disclosure Policy may be made only if approved by the Trust’s CCO upon determining that the exception is in the best interests of the Fund and its shareholders. The CCO must report any exceptions made to the Disclosure Policy to the Trust’s Board of Trustees at its next regularly scheduled meeting.

QUARTERLY DISCLOSURE. Funds will publicly disclose the complete schedule of each Fund’s holdings, as reported on a quarter-end basis, by making the information publicly available in a manner consistent with requirements established by the SEC. You may view a Fund’s complete schedule of portfolio holdings for the most recently completed quarter online at http://www.russelletfs.com, or obtain a copy of the schedule by calling RIMCo at 1-888-RSL-ETFS or 1-888-775-3837. This information will be available no earlier than the day on which it is transmitted to shareholders in the Funds’ annual and semi-annual reports, or filed with the SEC on Form N-Q, which will occur on or about the sixtieth day after a quarter’s end.

The Funds file their complete schedules of securities holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q will be available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

DAILY DISCLOSURE. On each Business Day, before commencement of trading in shares on a national securities exchange (as defined by Section 2(a)(26) of the 1940 Act), RIMCo will disclose each Fund’s Portfolio Composition File (“PCF”). The PFC is based on a securities component and a cash component (or an all cash amount) which comprises that day’s fund deposit, as disseminated prior to that Business Day’s commencement of trading RIMCo may make available a Fund’s complete schedule of portfolio holdings and the percentages they represent of the Fund’s net assets. To provide greater transparency, a Fund may disclose its portfolio holdings that represent a Creation Unit of each Fund on each day the Funds are open for business through financial reporting and news services, including publicly accessible Internet websites.

CONFIDENTIAL DISSEMINATION OF PORTFOLIO HOLDINGS INFORMATION. No disclosure of non-public portfolio holdings information may be made to any unaffiliated third party except as set forth in this section. This prohibition does not apply to information sharing with the Funds’ service providers, such as the Funds’ investment adviser, sub-adviser, distributor, custodian, transfer agent, sub-administrator (if any), accountant, counsel, securities class action claims services administrator, financial printer, proxy voting agent, securities lending agent, lender, IOPV (as defined herein) calculation agent and other select third party service providers (collectively, the “Service Providers”), who generally need access to such information in the performance of their contractual duties and responsibilities. Such Service Providers are subject to duties of confidentiality, including a duty not to trade on non-public information, imposed by law and/or contract.

PROXY VOTING POLICIES AND PROCEDURES. The Board has delegated to RIMCo, as the Trust’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds may be invested. RIMCo has established a proxy voting committee (“Committee”) and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). RIMCo has also hired a third party service provider to serve as proxy administrator (“Administrator”), although RIMCo (whether acting directly or through the Committee) retains final authority with respect to proxy voting.

The P&P are designed to ensure that proxy voting decisions are made in accordance with the best interests of RIMCo’s clients and to enable the Committee to resolve any material conflicts of interest between the Funds on the one hand, and RIMCo or its affiliates, on the other, before voting proxies with respect to a matter in which such a conflict may be present. In order to assure that proxies are voted in accordance with the best interests of clients at all times, the P&P authorize votes to be cast in accordance with the Guidelines and delegate to the Administrator responsibility for performing research and making recommendations in accordance with the Guidelines. Conflicts are addressed in the P&P by requiring the implementation of a process requiring additional diligence and documentation if ballots are not voted in accordance with the Guidelines or pursuant to the recommendation of the Proxy Administrator.

The Guidelines address matters that are commonly submitted to shareholders of a company for voting, including, but not limited to, issues relating to corporate governance, auditors, the board of directors, capital structure, executive and director compensation, and mergers and corporate restructurings. Subject to the supervision and oversight of the Committee, and the authority of the Committee to intervene with respect to a particular proxy matter, the Administrator is obligated to vote all proxies as set forth in the Guidelines.

The following are examples of certain types of issues that are covered in the Guidelines and how the proxies are generally voted.

•

Proxies will generally be voted for routine agenda items such as the opening of the shareholder meeting; the presence of quorum; regulatory filings; the designation of inspector or shareholder representatives of minutes of meeting; the allowance of questions; the publication of minutes; and the closing of the shareholder meeting.

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In connection with director and officer indemnification and liability protection, proxies will generally be voted: against proposals to eliminate entirely director and officer liability for monetary damages for violating the duty of care or for proposals that expand protection beyond the standards set forth by Delaware law; against proposals that would expand indemnification beyond coverage of legal expenses to coverage of acts that are more serious violations of fiduciary obligations than mere carelessness; and for proposals that would provide indemnification for an Italian company’s internal auditors or expanded indemnification where a director’s or officer’s legal defense was unsuccessful if the director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company.

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In certain corporate governance matters, proxies will generally be voted: for proposals seeking to amend a company’s articles of association, procedures, processes and/or other company documents unless the Administrator recommends a vote against such matter, in which case such vote will be determined on a case-by-case basis; for mergers and acquisitions proposals unless the Administrator recommends a vote against, in which case such vote will be determined on a case-by-case basis; for corporate restructuring proposals, including minority squeezeouts, leveraged buyouts, spin-offs, liquidations, asset sales and creation of holding companies, unless the Administrator recommends a vote against, in which case such vote will be determined on a case-by-case basis; against proposals to classify the board; for shareholder proposals that ask a company to submit its poison pill for shareholder ratification unless the Administrator recommends a vote against, in which case such vote will be determined on a case-by-case basis; and against management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments.

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In regards to changes to a company’s capital structure, proxies are generally voted against proposals that seek to increase the authorized common or preferred stock by twice the present limit, unless the increase is in connection with a stock split or merger that was voted in favor of; against proposals to create preferred stock, unless the Administrator recommends a vote for, in which case such vote will be determined on a case-by-case basis; if the company does not have any preferred shares outstanding, proxies will generally be voted against the requested authorization.

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Generally, proxies are voted for executive and director stock option plans unless the Administrator recommends a vote against such matter, in which case additional criteria specified in the Guidelines will apply and such vote may be determined on a case-by-case basis.

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In connection with social and environmental matters, proxies will generally be voted for management social, political or environmental proposals unless the Administrator recommends a vote against such matter, in which case such vote will be determined on a case-by-case basis. However, in regards to shareholder social, political, nuclear safety, land use, ecological or environmental proposals, proxies will be registered as abstentions.

Where a voting matter is not specifically addressed in the Guidelines or there is a question as to the outcome, the Administrator is obligated to request additional direction from the Committee. The Administrator is obligated to maintain records of all votes received, all votes cast and other relevant information.

To the extent that any shares of a Fund are owned directly by any other Fund, those shares will be voted directly by the Fund in the same proportion as all other votes received from the other holders of such Fund’s shares.

Information on how the Funds voted proxies relating to portfolio securities during the most recent 12-month period will be available, without charge, at http://www.russelletfs.com and on the SEC’s website at http://www.sec.gov.

BROKERAGE ALLOCATIONS. Subject to the arrangements and provisions described below, the selection of a broker or dealer to execute portfolio transactions is made by RIMCo. The Trust’s arrangements with RIMCo provide that in executing portfolio transactions and selecting brokers or dealers, the principal objective is to seek best execution. The factors that may be considered in assessing the best execution available for any transaction include the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, the reasonableness of the commission, if any, and the value of research services (as that term is defined in Section 28(e) of the Securities Exchange Act of 1934). In assessing whether the best overall terms have been obtained, RIMCo is not obligated to select the broker offering the lowest commission. The Funds effect transactions through Russell Implementation Services, Inc. (“RIS”) and its global network of unaffiliated correspondent brokers in compliance with the Trust’s procedures adopted under 17e-1. RIS is a registered broker and investment adviser and an affiliate of RIMCo.

In the case of securities traded in the over-the-counter market and depending on where the RIMCo believes best execution is available, portfolio transactions may be effected either (1) on an agency basis, which involves the payment of negotiated brokerage commissions to the broker-dealer, including electronic communication networks, or (2) on a principal basis at net prices, which include compensation to the broker-dealer in the form of a mark-up or mark-down without commission.

BROKERAGE COMMISSIONS. The Funds had not commenced operations as of the date of this Statement and thus, no shares of the Funds were issued during the fiscal years ended March 31, 2011, 2010 and 2009.

INVESTMENT RESTRICTIONS

The Trust has adopted the following investment restrictions as fundamental policies with respect to each Fund. These restrictions cannot be changed with respect to a Fund without the approval of the holders of a majority of the Fund’s outstanding voting securities. For purposes of the 1940 Act, a majority of the outstanding voting securities of a Fund means the vote, at an annual or a special meeting of the security holders of the Trust, of the lesser of (1) 67% or more of the voting securities of the Fund present at such meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of the Fund.

Unless otherwise stated, all percentage and credit quality limitations on Fund investments listed in this SAI apply on a fund by fund basis as the time of investment. There would be no violation of any of these requirements unless a Fund fails to comply with any such limitation immediately after and as a result of an investment. A later change in circumstances will not require the sale of an investment if it was proper at the time it was made.

Except with the approval of a majority of the outstanding voting securities, a Fund may not:

1.	Purchase securities if, as a result of such purchase, a Fund’s investments would be concentrated, within the meaning of the 1940 Act, in securities of issuers in a particular industry or group of industries.

Investments in other investment companies shall not be considered an investment in any particular industry or group of industries for purposes of this investment restriction.

This investment restriction shall not apply to securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies.

2.	Lend any funds or other assets except through the purchase of all or a portion of an issue of securities or obligations of the type in which it is permitted to invest (including participation interests in such securities or obligations) and except that a Fund may lend its portfolio securities in an amount not to exceed 33 1/3% of the value of its total assets;

3.	Issue senior securities or borrow money, except that a Fund may borrow money to the extent permitted by the 1940 Act or to the extent permitted by any exemptions therefrom which may be granted by the Securities and Exchange Commission;

4.

Pledge[1], hypothecate, mortgage or otherwise encumber its assets, except to secure permitted borrowings as set forth above in restriction 3. (The deposit of underlying securities and other assets in escrow and collateral arrangements with respect to initial or variation margin for futures contracts or options contracts will not be deemed to be pledges of a Fund’s assets);

5.	Purchase, hold or deal in real estate, or oil, gas or mineral interests or leases, but a Fund may purchase and sell securities that are issued by companies that invest or deal in such assets;

6.	Act as an underwriter of securities of other issuers, except to the extent a Fund may be deemed an underwriter in connection with the sale of securities in its portfolio;

7.	Purchase securities on margin, except for such short-term credits as are necessary for the clearance of transactions, except that a Fund may make margin deposits in connection with transactions in options, futures and options on futures;

8.	Invest in commodities or commodity contracts, except that a Fund may transact in exchange traded futures contracts on securities, indexes and options on such futures contracts and make margin deposits in connection with such contracts;

Under the 1940 Act, each Fund is presently permitted to borrow up to 5% of its total assets from any person for temporary purposes, and may also borrow from banks, provided that if borrowings exceed 5%, the Fund must have assets totaling at least 300% of the borrowing when the amount of the borrowing is added to the company’s other assets. Put another way, an investment company may borrow, in the aggregate, from banks and others, amounts up to one-third (33 1/3%) of its total assets (including those assets represented by the borrowing). Accordingly, if a Fund were required to pledge assets to secure a borrowing, it would pledge no more than one-third (33 1/3%) of its assets.

In addition to the investment restrictions adopted as fundamental policies as set forth above, a Fund observes the following restrictions, which may be changed by the Board without a shareholder vote. A Fund will not:

1.	Invest in the securities of a company for the purpose of exercising management or control, provided that the Trust may vote the investment securities owned by a Fund in accordance with its views;

2.	Purchase illiquid assets in excess of 15% of its net assets. An illiquid asset is any asset which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which a Fund has valued the investment;

If a percentage limitation is adhered to at the time of investment or contract, a later increase or decrease in percentage resulting from any change in value or total or net assets will not result in a violation of such restriction, except that the percentage limitations with respect to the borrowing of money will be observed continuously.

INVESTMENT POLICIES

[1]

There is no limit on the percentage of total assets a Fund may pledge. A Fund, however, will only pledge assets as consistent with Section 18 of the 1940 Act. Accordingly, based on SEC staff interpretation, a Fund will only pledge up to one-third of its total assets.

The investment objective and principal investment strategies for each of the Funds are provided in their Prospectus. The Funds may not invest in all of the investments listed below. The Funds use investment techniques commonly used by other exchange traded funds.

GENERAL INVESTMENT STRATEGIES AND PORTFOLIO INSTRUMENTS

EQUITY SECURITIES

Common Stocks. A Fund may invest in common stocks, which are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other shareholder or class of shareholders, including holders of the entity’s preferred stock and other senior equity. Common stock usually carries with it the right to vote and frequently an exclusive right to do so.

Preferred Stocks. A Fund may invest in preferred stocks, which are shares of a corporation or other entity that pay dividends at a specified rate and have precedence over common stock in the payment of dividends. If the corporation or other entity is liquidated or declares bankruptcy, the claims of owners of preferred stock will have precedence over the claims of owners of common stock, but not over the claims of owners of bonds. Some preferred stock dividends are non-cumulative, but some are “cumulative,” meaning that they require that all or a portion of prior unpaid dividends be paid to preferred stockholders before any dividends are paid to common stockholders. Certain preferred stock dividends are “participating” and include an entitlement to a dividend exceeding the specified dividend rate in certain cases. Investments in preferred stocks carry many of the same risks as investments in common stocks and debt securities.

Warrants. A Fund may invest in warrants. Warrants are instruments which entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital loss.

Real Estate Investment Trusts or “REITs.” Equity Funds may invest in REITs. REITs are characterized as equity REITs, mortgage REITs and hybrid REITs. An equity REIT invests primarily in the fee ownership or leasehold ownership of land and buildings and derives its income primarily from rental income. An equity REIT may also realize capital gains (or losses) by selling real estate properties in its portfolio that have appreciated (or depreciated) in value. A mortgage REIT invests primarily in mortgages on real estate, which may secure construction, development or long-term loans. A mortgage REIT generally derives its income primarily from interest payments on the credit it has extended. A hybrid REIT combines the characteristics of equity REITs and mortgage REITs, generally by holding both ownership interests and mortgage interests in real estate.

Depositary Receipts. A Fund may hold securities of foreign issuers in the form of American Depositary Receipts (“ADRs”), American Depositary Shares (“ADSs”), Global Depositary Receipts (“GDRs”), or other securities convertible into securities of eligible non-U.S. issuers. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. ADRs and ADSs typically are issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. Generally, ADRs and ADSs in registered form are designed for use in United States securities markets. GDRs allow companies in Europe, Asia, the United States and Latin America to offer shares in many markets around the world. GDRs are traded on major stock exchanges, particularly the London SEAQ International trading system. For purposes of the Fund’s investment policies, the Fund’s investments in ADRs, ADSs and GDRs will be deemed to be investments in the equity securities representing securities of foreign issuers into which they may be converted.

ADR facilities may be established as either “unsponsored” or “sponsored.” While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants. A depositary may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depositary requests a letter of non–objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depositary usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non–cash distributions, and the performance of other services. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through voting rights to ADR holders with respect to the deposited securities. Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depositary. The deposit agreement sets out the rights and responsibilities of the issuer, the depositary and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depositary), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities. Unsponsored depositary receipts tend to trade over the counter, and are issued without the involvement of the underlying non-U.S. company whose stock underlies the depositary receipts. Shareholder benefits, voting rights and other attached rights may not be extended to the holder of an unsponsored depositary receipt. A Fund may invest in sponsored and unsponsored ADRs.

OTHER SHORT-TERM INSTRUMENTS

In addition to repurchase agreements, each Fund may invest in short-term instruments, including money market instruments, on an ongoing basis to provide liquidity or for other reasons. Money market instruments are generally short-term investments that may include but are not limited to: (i) shares of money market funds (including those advised by the RIMCo); (ii) obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (including government-sponsored enterprises); (iii) negotiable certificates of deposit (“CDs”), bankers’ acceptances, fixed time deposits and other obligations of U.S. and foreign banks (including foreign branches) and similar institutions; (iv) commercial paper rated at the date of purchase “Prime-1” by Moody’s or “A-1” by S&P, or if unrated, of comparable quality as determined by the sub-adviser; (v) non-convertible corporate debt securities (e.g., bonds and debentures) with remaining maturities at the date of purchase of not more than 397 days and that satisfy the rating requirements set forth in Rule 2a-7 under the 1940 Act; and (vi) short-term U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that, in the opinion of the sub-adviser, are of comparable quality to obligations of U.S. banks which may be purchased by a Fund. Any of these instruments may be purchased on a current or a forward-settled basis. Money market instruments also include shares of money market funds. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers’ acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Each of the Funds may also invest its cash reserves (the “Cash Balances”) in the Russell U.S. Cash Management Fund, an unregistered fund advised by RIMCo and administered by RFSC (the “Cash Management Fund”). The aggregate annual rate of advisory and administrative fees payable to RIMCo and RFSC on the Cash Balances invested in the Cash Management Fund is 0.10%.

FOREIGN SECURITIES

Investment In Foreign Securities. A Fund may invest in foreign (non-U.S.) securities traded on U.S. or foreign exchanges or in the over–the–counter market. Investing in securities issued by foreign governments and corporations involves considerations and possible risks not typically associated with investing in obligations issued by the U.S. government and domestic corporations. Less information may be available about foreign companies than about domestic companies, and foreign companies generally are not subject to the same uniform accounting, auditing and financial reporting standards or other regulatory practices and requirements comparable to those applicable to domestic companies. The values of foreign investments are affected by changes in currency rates or exchange control regulations, application of foreign tax laws, including withholding taxes, changes in governmental administration or economic or monetary policy (in the United States or abroad) or changed circumstances in dealings between nations. Costs are incurred in connection with conversions between various currencies. In addition, foreign brokerage commissions are generally higher than in the United States, and foreign securities markets may be less liquid, more volatile and less subject to governmental supervision than in the United States. Investments in foreign countries could be affected by other factors not present in the United States, including nationalization, expropriation, confiscatory taxation, lack of uniform accounting and auditing standards and potential difficulties in enforcing contractual obligations and could be subject to extended settlement periods or restrictions affecting the prompt return of capital to the United States. To the extent that a Fund’s principal investment strategies involve foreign (non-U.S.) securities, a Fund may tend to have a greater exposure to liquidity risk.

Investment In Emerging Markets. A Fund may invest in emerging markets stocks. Emerging markets consist of countries determined by the money managers of a Fund to have developing or emerging economies and markets. These countries generally include every country in the world except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Iceland, Ireland, Israel, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. Foreign investment may include emerging market stock and emerging market debt.

Risks Associated with Emerging Markets. The considerations outlined above when making investments in foreign securities also apply to investments in emerging markets. The risks associated with investing in foreign securities are often heightened for investments in developing or emerging markets. Investments in emerging or developing markets involve exposure to economic structures that are generally less diverse and mature, and to political systems which can be expected to have less stability, than those of more developed countries. Moreover, the economies of individual emerging market countries may differ favorably or unfavorably from the U.S. economy in such respects as the rate of growth in gross domestic product, the rate of inflation, capital reinvestment, resource self–sufficiency and balance of payments position. Because a Fund’s foreign securities will generally be denominated in foreign currencies, the value of such securities to a Fund will be affected by changes in currency exchange rates and in exchange control regulations. A change in the value of a foreign currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of a Fund’s foreign securities. In addition, some emerging market countries may have fixed or managed currencies which are not free–floating against the U.S. dollar. Further, certain emerging market countries’ currencies may not be internationally traded. Certain of these currencies have experienced devaluations relative to the U.S. dollar. Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Investments in emerging market country government debt securities involve special risks. Certain emerging market countries have historically experienced high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. The issuer or governmental authority that controls the repayment of an emerging market country’s debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. As a result, a government obligor may default on its obligations. If such an event occurs, a Fund may have limited legal recourse against the issuer and/or guarantor.

Foreign Government Securities. Foreign government securities which a Fund may invest in generally consist of obligations issued or backed by the national, state or provincial government or similar political subdivisions or central banks in foreign countries. Foreign government securities also include debt obligations of supranational entities, which include international organizations designated or backed by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. These securities also include debt securities of “quasi–government agencies” and debt securities denominated in multinational currency units of an issuer.

SPECIAL CONSIDERATIONS AND RISKS

A discussion of the risks associated with an investment in each Fund is contained in the Prospectus. The discussion below supplements, and should be read in conjunction with, the Prospectus.

GENERAL

Investment in a Fund should be made with an understanding that the value of a Fund’s portfolio securities may fluctuate in accordance with changes in the financial condition of the issuers of the portfolio securities, the value of securities generally and other factors.

An investment in a Fund should also be made with an understanding of the risks inherent in an investment in securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the securities markets may deteriorate (either of which may cause a decrease in the value of the portfolio securities and thus in the value of Shares). Securities are susceptible to general market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic and banking crises.

Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the issuer, have generally inferior rights to receive payments from the issuer in comparison with the rights of creditors of, or holders of debt obligations or preferred stocks issued by, the issuer. Further, unlike debt securities which typically have a stated principal amount payable at maturity (whose value, however, will be subject to market fluctuations prior thereto), or preferred stocks which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity. Common stock values are subject to market fluctuations as long as the common stock remains outstanding.

The principal trading market for some of the securities in the portfolio may be in the over-the-counter market. The existence of a liquid trading market for certain securities may depend on whether dealers will make a market in such securities. There can be no assurance that a market will be made or maintained or that any such market will be or remain liquid. The price at which securities may be sold and the value of a Fund’s Shares will be adversely affected if trading markets for the Fund’s portfolio securities are limited or absent or if bid/ask spreads are wide.

ACTIVE EXCHANGE TRADED FUNDS

Trading Issues. Although the shares of the Funds (“Shares”) are listed for trading on [TBA]. (the “Exchange”) and may be listed or traded on U.S. and non-U.S. stock exchanges other than the Exchange, there can be no assurance that an active trading market for such Shares will develop or be maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of a Fund will continue to be met or will remain unchanged or that the Shares will trade with any volume, or at all, on any stock exchange.

Risks of Secondary Listings. The Funds’ shares may be listed or traded on U.S. and non-U.S. stock exchanges other than the U.S. stock exchange where the Funds’ primary listing is maintained. There can be no assurance that the Funds’ shares will continue to trade on any such stock exchange or in any market or that the Funds’ shares will continue to meet the requirements for listing or trading on any exchange or in any market. An active trading market may not exist for Fund shares, and although Fund shares are listed on a national securities exchange, it is possible that an active trading market may not be maintained. Additionally, the Funds’ shares may be less actively traded in certain markets than others, and investors are subject to the execution and settlement risks and market standards of the market where they or their broker direct their trades for execution. Certain information available to investors who trade Fund shares on a U.S. stock exchange during regular U.S. market hours may not be available to investors who trade in other markets, which may result in secondary market prices in such markets being less efficient. Because Fund shares trade at market prices, rather than at net asset value (“NAV”), shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Halting of Trades. Trading of Fund shares on an exchange may be halted whenever trading in equity securities generally is halted by the activation of marketwide “circuit breakers” (a rule that requires a halt in trading for a specific period of time when market prices decline by a specified percentage during the course of a trading day). Trading of Fund shares may also be halted if (1) the shares are delisted from the listing exchange without first being listed on another exchange or (2) exchange officials determine that such action is appropriate in the interest of a fair and orderly market or to protect investors.

EQUITY SECURITIES

The Funds invest primarily in equity securities. The value of equity securities fluctuates in response to general market and economic conditions (market risk) and in response to the fortunes of individual companies (company risk). Therefore, the value of an investment in a Fund that holds equity securities may decrease. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. Also, certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on stock markets. Changes in the financial condition of a company or other issuer, changes in specific market, economic, political, and regulatory conditions that affect a particular type of investment or issuer, and changes in general market, economic, political, and regulatory conditions can adversely affect the price of equity securities. These developments and changes can affect a single issuer, issuers within a broad market sector, industry or geographic region, or the market in general.

NON-U.S. AND EMERGING MARKETS SECURITIES

A Fund’s return and net asset value may be significantly affected by political or economic conditions and regulatory requirements in a particular country. Non-U.S. markets, economies and political systems may be less stable than U.S. markets, and changes in exchange rates of foreign currencies can affect the value of a Fund’s foreign assets. Non-U.S. laws and accounting standards typically are not as comprehensive as they are in the U.S. and there may be less public information available about foreign companies. Non-U.S. securities markets may be less liquid and have fewer transactions than U.S. securities markets. Additionally, international markets may experience delays and disruptions in securities settlement procedures for a Fund’s portfolio securities. Investments in foreign countries could be affected by potential difficulties in enforcing contractual obligations and could be subject to extended settlement periods or restrictions affecting the prompt return of capital to the U.S.

Non-U.S. equity securities can involve additional risks relating to political, economic or regulatory conditions in foreign countries. Less information may be available about foreign companies than about domestic companies, and foreign companies generally may not be subject to the same uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic companies.

Investing in emerging market equity securities can pose some risks different from, and greater than, risks of investing in U.S. or developed markets equity securities. These risks include: a risk of loss due to political instability; exposure to economic structures that are generally less diverse and mature, and to political systems which may have less stability than those of more developed countries; smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales; future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Funds. Emerging market securities may be subject to currency transfer restrictions and may experience delays and disruptions in securities settlement procedures for a Fund’s portfolio securities. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

TAX RISKS

As with any investment, you should consider how your investment in Shares of a Fund will be taxed. The tax information in the Prospectus and this Statement is provided as general information. You should consult your own tax professional about the tax consequences of an investment in Shares of a Fund.

Unless your investment in Shares is made through a tax-exempt entity or tax-deferred retirement account, such as an individual retirement account, you need to be aware of the possible tax consequences when a Fund makes distributions or you sell Fund Shares.

CONTINUOUS OFFERING

The method by which Creation Units of Shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Units of Shares are issued and sold by the Trust on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the Securities Act. For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent Shares, and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section

24(d) of the 1940 Act. Firms that incur a prospectus-delivery obligation with respect to Shares of the Fund are reminded that under Securities Act Rule 153, a prospectus-delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the Exchange is satisfied by the fact that the Fund’s prospectus is available at the Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

EXCHANGE LISTING AND TRADING

A discussion of exchange listing and trading matters associated with an investment in a Fund is contained in the Prospectus under the “PURCHASE AND SALE INFORMATION” and “ADDITIONAL PURCHASE AND SALE INFORMATION” sections. The discussion below supplements, and should be read in conjunction with, such sections of the Prospectus.

The Shares of each Fund are approved for listing and trading on the Exchange, subject to notice of issuance. The Shares trade on the Exchange at prices that may differ to some degree from their net asset value. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of Shares of a Fund will continue to be met.

The Exchange may, but is not required to, remove the Shares of a Fund from listing if: (1) following the initial twelve-month period beginning upon the commencement of trading of the Fund, there are fewer than 50 beneficial holders of the Shares for 30 or more consecutive trading days; (2) the value of its Index or portfolio of securities on which the Fund is based is no longer calculated or available; (3) the “indicative optimized portfolio value” (“IOPV”) of the Fund is no longer calculated or available; or (4) such other event shall occur or condition exists that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. In addition, the Exchange will remove the Shares from listing and trading upon termination of the Trust or a Fund.

The Trust reserves the right to adjust the Share price of a Fund in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Fund.

As in the case of other publicly traded securities, brokers’ commissions on transactions will be based on negotiated commission rates at customary levels.

The base and trading currencies of the Funds is the U.S. dollar. The base currency is the currency in which a Fund’s net asset value per Share is calculated and the trading currency is the currency in which Shares of a Fund are listed and traded on the Exchange.

BOOK ENTRY ONLY SYSTEM

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “ADDITIONAL PURCHASE AND SALE INFORMATION.”

The Depository Trust Company (“DTC”) acts as securities depositary for the Shares. Shares of each Fund are represented by securities registered in the name of DTC or its nominee, Cede & Co., and deposited with, or on behalf of, DTC. Except in the limited circumstance provided below, certificates will not be issued for Shares.

DTC, a limited-purpose trust company, was created to hold securities of its participants (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the NYSE and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).

Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of Shares.

CONVEYANCE OF ALL NOTICES, STATEMENTS AND OTHER COMMUNICATIONS TO BENEFICIAL OWNERS IS EFFECTED AS FOLLOWS. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the Shares of each Fund held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Shares. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in Shares of a Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspects of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants. DTC may determine to discontinue providing its service with respect to Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action either to find a replacement for DTC to perform its functions at a comparable cost or, if such a replacement is unavailable, to issue and deliver printed certificates representing ownership of Shares, unless the Trust makes other arrangements with respect thereto satisfactory to the Exchange.

DIVIDENDS AND DISTRIBUTIONS

The following information supplements and should be read in conjunction with the section in each Prospectus entitled “DISTRIBUTIONS.”

GENERAL POLICIES

Dividends from net investment income, if any, are generally declared and paid monthly for each Fund, but may vary significantly from period to period. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis for a Fund to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with the provisions of the 1940 Act.

Dividends and other distributions on Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such Shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Trust.

The Trust makes additional distributions to the extent necessary (i) to distribute the entire annual taxable income of the Trust, plus any net capital gains and (ii) to avoid imposition of the excise tax imposed by Section 4982 of the Internal Revenue Code. Management of the Trust reserves the right to declare special dividends if, in its reasonable discretion, such action is necessary or advisable to preserve the status of a Fund as a regulated investment company (“RIC”) or to avoid imposition of income or excise taxes on undistributed income.

DIVIDEND REINVESTMENT

Broker dealers, at their own discretion, may offer a dividend reinvestment program under which Shares are purchased in the secondary market at current market prices. Investors should consult their broker dealer for further information regarding any dividend reinvestment program offered by such broker dealer.

TAXES

The following is only a summary of certain additional federal income tax considerations generally affecting the Funds and their shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the federal, state, local or foreign tax treatment of the Funds or their shareholders, and the discussion here and in the Prospectus is not intended to be a substitute for careful tax planning.

The following general discussion of certain federal income tax consequences is based on the Internal Revenue Code and the regulations issued thereunder as in effect on the date of this Statement. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

The following information also supplements and should be read in conjunction with the section in the Prospectus entitled “ADDITIONAL TAX INFORMATION.”

Each Fund intends to qualify for and to elect treatment as a separate RIC under Subchapter M of the Internal Revenue Code. As such, each Fund should not be subject to federal income tax on its net investment income and capital gains, if any, to the extent that it timely distributes such income and capital gains to its shareholders. In order to be taxable as a RIC, a Fund must distribute annually to its shareholders at least 90% of its investment company taxable income (generally net investment income plus the excess of net short-term capital gains over net long-term capital losses) and at least 90% of its net tax exempt interest income, for each tax year, if any, to its shareholders (“Distribution Requirement”) and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of a Fund’s gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies, and net income derived from an interest in a qualified publicly traded partnership; (ii) at the end of each fiscal quarter of the Fund’s taxable year, at least 50% of the market value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the Fund’s total assets or more than 10% of the outstanding voting securities of such issuer, and (iii) at the end of each fiscal quarter of the Fund’s taxable year, not more than 25% of the value of its total assets is invested in the securities (other than U.S. government securities or securities of other RICs) of any one issuer or the securities of two or more issuers engaged in the same, similar, or related trades or businesses if the Fund owns at least 20% of the voting power of such issuers, or the securities of one or more qualified publicly traded partnerships.

Each Fund is treated as a separate corporation for federal income tax purposes. A Fund therefore is considered to be a separate entity in determining its treatment under the rules for RICs described herein and in the Prospectus. Losses in one Fund do not offset gains in another and the requirements (other than certain organizational requirements) for qualifying RIC status are determined at the Fund level rather than at the Trust level. If a Fund fails to qualify as a RIC for any taxable year, it will be taxable at regular corporate rates (and, to the extent applicable, corporate alternative minimum tax). In such an event, all distributions (including capital gains distributions) will be taxable as ordinary dividends to the extent of the Fund’s current and accumulated earnings and profits, subject to the dividends-received deduction for corporate shareholders and the lower tax rates applicable to qualified dividend income distributed to individuals. In addition, a Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a RIC. The Board reserves the right not to maintain the qualification of a Fund as a RIC if it determines such course of action to be beneficial to shareholders.

Although each Fund intends to distribute substantially all of its net investment income and its capital gains for each taxable year, a Fund will be subject to federal income tax to the extent any such income or gains are not distributed. If a Fund’s distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution generally will not be taxable but will reduce the shareholder’s cost basis and result in a higher capital gain or lower capital loss when those shares on which the distribution was received are sold.

Each Fund will be subject to a 4% excise tax on certain undistributed income if it does not distribute to its shareholders in each calendar year at least 98% of its ordinary income for the calendar year plus 98.2% of its capital gain net income for the twelve months ended March 31 of such year. Each Fund intends to declare and distribute dividends and distributions in the amounts and at the times necessary to avoid the application of this 4% excise tax.

Dividends and interest received by Funds holding foreign securities may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If a Fund meets certain requirements, which include a requirement that more than 50% of the value of the Fund’s total assets at the close of its respective taxable year consists of stocks or securities of foreign corporations, then the Fund should be eligible to file an election with the Internal Revenue Service that may enable shareholders, in effect, to receive either the benefit of a foreign tax credit, or a tax deduction, with respect to any foreign and U.S. possessions income taxes paid such Fund, subject to certain limitations. Pursuant to this election, the Fund will treat those taxes as dividends paid to its shareholders. Each such shareholder will be required to include a proportionate share of those taxes in gross income as income received from a foreign source and must treat the amount so included as if the shareholder had paid the foreign tax directly. The shareholder may then either deduct the taxes deemed paid by him or her in computing his or her taxable income or, alternatively, use the foregoing information in calculating any foreign tax credit the shareholder may be entitled to use against such shareholder’s federal income tax. If a Fund makes this election, the Fund will report annually to its shareholders the respective amounts per share of the Fund’s income from sources within, and taxes paid to, foreign countries and U.S. possessions. The Russell Total Return Fixed Income ETF does not expect to be eligible to make this election.

A Fund’s transactions in foreign currencies and forward foreign currency contracts, if any, will be subject to special provisions of the Internal Revenue Code that, among other things, may affect the character of gains and losses realized by the Funds (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund and defer losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also may require a Fund to mark-to-market certain types of positions in their portfolios (i.e., treat them as if they were closed out) which may cause the Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the RIC distribution requirements for avoiding income and excise taxes. The Funds intend to monitor their transactions, intend to make the appropriate tax elections, and intend to make the appropriate entries in their books and records when they acquire any foreign currency or forward foreign currency contract in order to mitigate the effect of these rules so as to prevent disqualification of a Fund as a RIC and minimize the imposition of income and excise taxes.

If a Fund owns shares in certain foreign investment entities, referred to as “passive foreign investment companies” or “PFICs,” the Fund will be subject to one of the following special tax regimes: (i) the Fund will be liable for U.S. federal income tax, and an additional interest charge, on a portion of any “excess distribution” from the PFIC or any gain from the disposition of the PFIC shares, even if the entire distribution or gain is paid out by the Fund as a dividend to its shareholders; (ii) if the Fund were able and elected to treat a PFIC as a “qualifying electing fund” or “QEF,” the Fund would be required each year to include in income, and distribute to shareholders in accordance with the distribution requirements set forth above, the Fund’s pro rata share of the ordinary earnings and net capital gains of the PFIC, whether or not such earnings or gains are distributed to the Fund; or (iii) the Fund may be entitled to mark-to-market annually shares of the PFIC, and in such event would be required to distribute to shareholders any such mark-to-market gains as ordinary income in accordance with the distribution requirements set forth above.

Each Fund may invest in complex securities. These investments may be subject to numerous special and complex rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Fund and/or defer the Fund’s ability to recognize losses. In turn, these rules may affect the amount, timing or character of the income distributed to you by a Fund.

Investments by a Fund in zero coupon or other discount securities will result in income to the Fund equal to a portion of the excess face value of the securities over their issue price (the “original issue discount” or “OID”) each year that the securities are held, even though the Fund receives no cash interest payments. In other circumstances, whether pursuant to the terms of a security or as a result of other factors outside the control of the Fund, the Fund may recognize income without receiving a commensurate amount of cash. Such income is included in determining the amount of income that a Fund must distribute to maintain its status as a RIC and to avoid the payment of federal income tax, including the nondeductible 4% excise tax. Because such income may not be matched by a corresponding cash distribution to the Fund, the Fund may be required to borrow money or dispose of other securities to be able to make distributions to its shareholders.

Any market discount recognized on a bond is taxable as ordinary income. A market discount bond is a bond acquired in the secondary market at a price below redemption value or adjusted issue price if issued with original issue discount. Absent an election by a Fund to include the market discount in income as it accrues, gain on the Fund’s disposition of such an obligation will be treated as ordinary income rather than capital gain to the extent of the accrued market discount.

Special rules apply if a Fund holds inflation-indexed bonds (TIPs). Generally, all stated interest on such bonds is taken into income by a Fund under its regular method of accounting for interest income. The amount of positive inflation adjustment, which results in an increase in the inflation-adjusted principal amount of the bond, is treated as OID. The OID is included in the Fund’s gross income ratably during the period ending with the maturity of the bond, under the general OID inclusion rules. The amount of a Fund’s OID in a taxable year with respect to a bond will increase a Fund’s taxable income for such year without a corresponding receipt of cash, until the bond matures. As a result, the Fund may need to use other sources of cash to satisfy its distributions for such year. The amount of negative inflation adjustments, which results in a decrease in the inflation-adjusted principal amount of the bond, reduces the amount of interest (including stated interest, OID, and market discount, if any) otherwise includable in the Fund’s income with respect to the bond for the taxable year.

The Funds intend to distribute annually to their shareholders substantially all of its investment company taxable income, all of its net tax-exempt income and any net realized long-term capital gains in excess of net realized short-term capital losses (including any capital loss carryovers). The Funds will report to shareholders annually the amounts of dividends received from ordinary income, the amount of distributions received from capital gains and the portion of dividends which may qualify for the dividends received deduction, if any. A portion of the dividends received from a Fund may be treated as qualified dividend income (eligible for the reduced maximum rate to individuals of 15% (lower rates apply to individuals in lower tax brackets) to the extent that the Fund receives qualified dividend income. Qualified dividend income includes, in general, subject to certain holding period requirements and other requirements, dividend income from certain U.S. and foreign corporations. Eligible foreign corporations include those incorporated in possessions of the United States, those incorporated in certain countries with comprehensive tax treaties with the United States and those whose stock is tradable on an established securities market in the United States. A dividend will not be treated as qualified dividend income to the extent that (i) the shareholder has not held the shares of the Fund on which the dividend was paid for more than 60 days during the 121-day period that begins on the date that is 60 days before the date on which the shares of the Fund become ex-dividend with respect to such dividend (and the Fund also satisfies those holding period requirements with respect to the securities it holds that paid the dividends distributed to the shareholder), (ii) the shareholder is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to substantially similar or related property, or (iii) the shareholder elects to treat such dividend as investment income under section 163(d)(4)(B) of the Internal Revenue Code. A Fund may derive capital gains and losses in connection with the sale or other disposition of its portfolio securities. Distributions from net short-term capital gains will be taxable to shareholders as ordinary income. Distributions from net long-term gains will be taxable to you at long-term capital gains rates, regardless of how long you have held your Shares in a Fund. Long-term capital gains are currently taxed at a maximum rate of 15%. Absent further legislation, the maximum 15% rate on long-term capital gains will increase to 20% and will cease to apply to qualified dividend income for taxable years beginning after December 31, 2012.

In general, a sale of Shares results in capital gain or loss, and for individual shareholders, is taxable at a federal rate dependent upon the length of time the Shares were held. A redemption of a shareholder’s Fund Shares is normally treated as a sale for tax purposes. Fund Shares held for a period of one year or less at the time of such sale or redemption will, for tax purposes, generally result in short-term capital gains or losses and those held for more than one year will generally result in long-term capital gains or losses. Under current law, the maximum tax rate on long-term capital gains available to non-corporate shareholders generally is 15%. As noted above, without future legislation, the maximum tax rate on long-term capital gains will increase to 20% in 2013.

Gain or loss on the sale or redemption of Shares in a Fund is measured by the difference between the amount received and the adjusted tax basis of the Shares. Shareholders should keep records of investments made (including Shares acquired through reinvestment of dividends and distribution) so they can compute the tax basis of their Shares.

A loss realized on a sale or exchange of Shares of a Fund may be disallowed if other substantially identical Shares are acquired (whether through the automatic reinvestment of dividends or otherwise) within a sixty-one (61) day period beginning thirty (30) days before and ending thirty (30) days after the date that the Shares are disposed of. In such a case, the basis of the Shares acquired must be adjusted to reflect the disallowed loss. Any loss upon the sale or exchange of Shares held for six (6) months or less is treated as long-term capital loss to the extent of any long-term capital gain dividends received by the shareholders.

Distribution of ordinary income and capital gains may also be subject to foreign, state and local taxes depending on a shareholder’s circumstances.

Dividends paid by a Fund to shareholders who are nonresident aliens or foreign entities will be subject to a 30% United States withholding tax unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty law to the extent derived from investment income and short-term capital gain (other than “qualified short-term capital gain” described below) or unless such income is effectively connected with a U.S. trade or business carried on through a permanent establishment in the United States. Nonresident shareholders are urged to consult their own tax advisors concerning the applicability of the United States withholding tax and the proper withholding form(s) to be submitted to a Fund. A non-U.S. shareholder who fails to provide an appropriate IRS Form W-8 may be subject to backup withholding at the appropriate rate.

A Fund will be required in certain cases to withhold at applicable withholding rates and remit to the United States Treasury the amount withheld on amounts payable to any shareholder who (1) has provided the Fund either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the Internal Revenue Service for failure to properly report payments of interest or dividends, (3) who has failed to certify to the Fund that such shareholder is not subject to backup withholding, or (4) has not certified that such shareholder is a U.S. person (including a U.S. resident alien).

An Authorized Participant who exchanges securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the sum of the exchanger’s aggregate basis in the securities surrendered plus the amount of cash paid for such Creation Units. A person who redeems Creation Units will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate market value of any securities received plus the amount of any cash received for such Creation Units. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position.

Any capital gain or loss realized upon the creation of Creation Units will generally be treated as long-term capital gain or loss if the securities exchanged for such Creation Units have been held for more than one year. Any capital gain or loss realized upon the redemption of Creation Units will generally be treated as long-term capital gain or loss if the shares comprising the Creation Units have been held for more than one year. Otherwise, such capital gains or losses will be treated as short-term capital gain or loss. In some circumstances, a redemption of Creation Units may be treated as resulting in a distribution to which section 301 of the Code applies, potentially causing amounts received by the shareholder in the redemption to be treated as dividend income rather than as a payment in exchange for Creation Units. The rules for determining when a redemption will be treated as giving rise to a distribution under section 301 of the Code and the tax consequences of Code section 301 distributions are complex. Persons purchasing or redeeming Creation Units should consult their own tax advisors with respect to the tax treatment of any creation or redemption transaction.

A Fund has the right to reject an order to for Creation Units if the purchaser (or group of purchasers) would, upon obtaining the shares so ordered, own 80% or more of the outstanding shares of the Fund and if, pursuant to section 351 of the Code, the respective Fund would have a basis in the deposit securities different from the market value of such securities on the date of deposit. A Fund also has the right to require information necessary to determine beneficial Share ownership for purposes of the 80% determination.

Under promulgated Treasury regulations, if a shareholder recognizes a loss on disposition of a Fund’s Shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. In addition, pursuant to recently enacted legislation, significant penalties may be imposed for the failure to comply with the reporting requirements. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

The foregoing discussion is a summary only and is not intended as a substitute for careful tax planning. Purchasers of Shares should consult their own tax advisors as to the tax consequences of investing in such Shares, including under state, local and other tax laws. Finally, the foregoing discussion is based on applicable provisions of the Internal Revenue Code, regulations, judicial authority and administrative interpretations in effect on the date hereof. Changes in applicable authority could materially affect the conclusions discussed above, and such changes often occur.

COUNSEL AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Dechert LLP, 200 Clarendon Street, 27th Floor, Boston, Massachusetts 02116, serves as counsel to the Trust. PwC, serves as the independent registered public accounting firm for the Trust. PwC performs annual audits of the Funds’ financial statements and provides other audit, tax and related services.

LOCAL MARKET HOLIDAY SCHEDULES

The Trust generally intends to effect deliveries of portfolio securities on a basis of “T” plus three business days (i.e., days on which the NYSE is open) in the relevant foreign market of a Fund. The ability of the Trust to effect in-kind redemptions within three business days of receipt of a redemption request is subject, among other things, to the condition that, within the time period from the date of the request to the date of delivery of the securities, there are no days that are local market holidays on the relevant business days. For every occurrence of one or more intervening holidays in the local market that are not holidays observed in the United States, the redemption settlement cycle may be extended by the number of such intervening local holidays. In addition to holidays, other unforeseeable closings in a foreign market due to emergencies may also prevent the Trust from delivering securities within three business days.

The securities delivery cycles currently practicable for transferring portfolio securities to redeeming investors, coupled with local market holiday schedules, may require a delivery process longer than the standard settlement period. In certain circumstances during the calendar year, the settlement period may be greater than seven calendar days. Such periods are listed in the table below, as are instances where more than seven days will be needed to deliver redemption proceeds. Although certain holidays may occur on different dates in subsequent years, the number of days required to deliver redemption proceeds in any given year is not expected to exceed the maximum number of days listed in the table below. The proclamation of new holidays, the treatment by market participants of certain days as “informal holidays” (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays, or changes in local securities delivery practices, could affect the information set forth herein at some time in the future.

MARKET	SETL CYCLE	MAX SETL CYCLE	TRADE DATE(S) W/ SETTLEMENT OF GREATER THAN 7 CALENDAR DAYS (MAX DAYS IN PARENTHESIS)
Australia	T+3	7 days
Austria	T+3	7 days
Belgium	T+3	7 days
Brazil	T+3	7 days
Canada	T+3	7 days
Chile	T+2	5 days
China	T+3	14 days
Czech Republic	T+3	7 days
Denmark	T+3	7 days
Egypt	T+2	10 days
Euroclear	T+3	6 days
Finland	T+3	7 days
France	T+3	7 days
Germany	T+3	7 days
Greece	T+3	7 days
Hong Kong	T+2	7 days
Hungary	T+3	7 days

India	T+2	5 days
Indonesia	T+3	13 days
Ireland	T+3	12 days
Israel	T+3	7 days
Italy	T+3	7 days
Japan	T+3	10 days
Jordan	T+2	7 days
Korea	T+2	6 days
Malaysia	T+3	8 days
Mexico	T+3	7 days
Morocco	T+3	7 days
Netherlands	T+3	7 days
New Zealand	T+3	7 days
Norway	T+3	8 days
Pakistan	T+2	7 days
Peru	T+3	7 days
Philippines	T+3	7 days
Poland	T+3	7 days
Portugal	T+3	7 days
Russia	T+3	13 days
Singapore	T+3	7 days
South Africa	T+5	7 days
South Korea	T+3	10 days
Spain	T+3	8 days
Sweden	T+3	7 days
Switzerland	T+3	7 days
Taiwan	T+1	12 days
Thailand	T+3	10 days
Turkey	T+2	11 days
United Kingdom	T+3	7 days

MONEY MANAGER INFORMATION

RUSSELL U.S. LARGE CAP ETF

RUSSELL U.S. LARGE CAP GROWTH ETF

RUSSELL U.S. LARGE CAP VALUE ETF

RUSSELL U.S. ALL CAP ETF

RUSSELL U.S. MID CAP ETF

RUSSELL U.S. SMALL CAP ETF

FINANCIAL STATEMENTS

The Funds had not yet commenced operations as of the date of this Statement. Therefore, the Funds have no financial statements or financial highlights.

PART C:  OTHER INFORMATION

Item 28.		Exhibits

(a)	1.1	Certificate of Trust dated July 26, 2009 of Russell Exchange Traded Funds Trust (formerly, U.S. One Trust) (the “Trust” or the “Registrant”) (incorporated by reference to the Registrant’s Initial Registration Statement on Form N-1A dated July 29, 2009)

	1.2	Certificate of Amendment dated April 14, 2011 to the Certificate of Trust dated July 26, 2009 (incorporated by reference to Post-Effective Amendment No. 5 dated April 29, 2011)

	1.3	Registrant’s Amended and Restated Agreement and Declaration of Trust (incorporated by reference to Post-Effective Amendment No. 20 dated September 28, 2011)

(b)	1.1	Registrant’s Amended and Restated By-Laws (incorporated by reference to Post-Effective Amendment No. 20 dated September 28, 2011)

(c)	1.1	Instruments Defining Rights of Security Holders (none)

(d)	1.1	Amended and Restated Management Agreement between the Registrant and Russell Investment Management Company (incorporated by reference to Post-Effective Amendment No. 8 dated May 17, 2011)

	1.2	Form of Letter Agreement adding the Russell Small Cap Consistent Growth ETF, Russell Small Cap Low P/E ETF, Russell Small Cap Contrarian ETF, and Russell Small Cap Aggressive Growth ETF to the Amended and Restated Management Agreement (to be filed by Amendment)

	1.3	Form of Letter Agreement adding the Russell Developed ex-U.S. High Momentum ETF, Russell Developed ex-U.S. High Beta ETF, Russell Developed ex-U.S. Low Beta ETF, Russell Developed ex-U.S. High Volatility ETF, and Russell Developed ex-U.S. Low Volatility ETF to the Amended and Restated Management Agreement (to be filed by Amendment)

	1.4	Form of Letter Agreement adding the Russell Total Return Fixed Income ETF, Russell Core Fixed Income ETF, and Russell Emerging Markets Fixed Income ETF to the Amended and Restated Management Agreement (to be filed by Amendment)

	1.5	Form of Letter Agreement adding the Russell U.S. Large Cap ETF, Russell U.S. Large Cap Growth ETF, Russell U.S. Large Cap Value ETF, Russell U.S. All Cap ETF, Russell U.S. Mid Cap ETF and Russell U.S. Small Cap ETF to the Amended and Restated Management Agreement (to be filed by Amendment)

(e)	1.1	Distribution Agreement between the Registrant and ALPS Distributors, Inc. (incorporated by reference to Post-Effective Amendment No. 15 dated April 29, 2011)

	1.2	Letter Agreement adding the Russell Small Cap Consistent Growth ETF, Russell Small Cap Low P/E ETF, Russell Small Cap Contrarian ETF, Russell Small Cap Aggressive Growth ETF, Russell Developed ex-U.S. High Momentum ETF, Russell Developed ex-U.S. High Beta ETF, Russell Developed ex-U.S. Low Beta ETF, Russell Developed ex-

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U.S. High Volatility ETF, and Russell Developed ex-U.S. Low Volatility ETF to the Distribution Agreement (incorporated by reference to Post-Effective Amendment No. 20 dated September 28, 2011)

	1.3	Form of Letter Agreement adding the Russell Total Return Fixed Income ETF, Russell Core Fixed Income ETF, and Russell Emerging Markets Fixed Income ETF to the Distribution Agreement (to be filed by Amendment)

	1.4	Form of Letter Agreement adding the Russell U.S. Large Cap ETF, Russell U.S. Large Cap Growth ETF, Russell U.S. Large Cap Value ETF, Russell U.S. All Cap ETF, Russell U.S. Mid Cap ETF and Russell U.S. Small Cap ETF to the Distribution Agreement (to be filed by Amendment)

	1.5	Form of Authorized Participant Agreement (incorporated by reference to Post-Effective Amendment No. 15 dated April 29, 2011)

(f)	1.1	Bonus or Profit Sharing Contracts (none)

(g)	1.1	Custody Agreement between the Registrant and State Street Bank and Trust Company (incorporated by reference to Post-Effective Amendment No. 8 dated May 17, 2011)

	1.2	Letter Agreement adding the Russell Small Cap Consistent Growth ETF, Russell Small Cap Low P/E ETF, Russell Small Cap Contrarian ETF, Russell Small Cap Aggressive Growth ETF, Russell Developed ex-U.S. High Momentum ETF, Russell Developed ex-U.S. High Beta ETF, Russell Developed ex-U.S. Low Beta ETF, Russell Developed ex-U.S. High Volatility ETF, and Russell Developed ex-U.S. Low Volatility ETF to the Custody Agreement (filed herewith)

	1.4	Form of Letter Agreement adding the Russell Total Return Fixed Income ETF, Russell Core Fixed Income ETF, and Russell Emerging Markets Fixed Income ETF to the Custody Agreement (to be filed by Amendment)

	1.5	Form of Letter Agreement adding the Russell U.S. Large Cap ETF, Russell U.S. Large Cap Growth ETF, Russell U.S. Large Cap Value ETF, Russell U.S. All Cap ETF, Russell U.S. Mid Cap ETF and Russell U.S. Small Cap ETF to the Custody Agreement (to be filed by Amendment)

	1.6	Amendment No. 1 to the Master Custodian Contract between the Registrant and State Street Bank and Trust Company (filed herewith)

(h)	1.1	Administration Agreement between the Registrant and Russell Fund Services Company (incorporated by reference to Post-Effective Amendment No. 8 dated May 17, 2011)

	1.2	Letter Agreement adding the Russell Small Cap Consistent Growth ETF, Russell Small Cap Low P/E ETF, Russell Small Cap Contrarian ETF, Russell Small Cap Aggressive Growth ETF, Russell Developed ex-U.S. High Momentum ETF, Russell Developed ex-U.S. High Beta ETF, Russell Developed ex-U.S. Low Beta ETF, Russell Developed ex-U.S. High Volatility ETF, and Russell Developed ex-U.S. Low Volatility ETF to the Administration Agreement to the Administration Agreement (incorporated by reference to Post-Effective Amendment No. 20 dated September 28, 2011)

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	1.3	Form of Letter Agreement adding the Russell Total Return Fixed Income ETF, Russell Core Fixed Income ETF, and Russell Emerging Markets Fixed Income ETF to the Administration Agreement (to be filed by Amendment)

	1.4	Form of Letter Agreement adding the Russell U.S. Large Cap ETF, Russell U.S. Large Cap Growth ETF, Russell U.S. Large Cap Value ETF, Russell U.S. All Cap ETF, Russell U.S. Mid Cap ETF and Russell U.S. Small Cap ETF to the Administration Agreement (to be filed by Amendment)

	1.5	Transfer Agency and Service Agreement between the Registrant and State Street Bank and Trust Company (incorporated by reference to Post-Effective Amendment No. 8 dated May 17, 2011)

	1.6	Letter Agreement adding the Russell Small Cap Consistent Growth ETF, Russell Small Cap Low P/E ETF, Russell Small Cap Contrarian ETF, Russell Small Cap Aggressive Growth ETF, Russell Developed ex-U.S. High Momentum ETF, Russell Developed ex-U.S. High Beta ETF, Russell Developed ex-U.S. Low Beta ETF, Russell Developed ex-U.S. High Volatility ETF, and Russell Developed ex-U.S. Low Volatility ETF to the Transfer Agency and Service Agreement (filed herewith)

	1.7	Form of Letter Agreement adding the Russell Total Return Fixed Income ETF, Russell Core Fixed Income ETF, and Russell Emerging Markets Fixed Income ETF to the Transfer Agency and Service Agreement (to be filed by Amendment)

	1.8	Form of Letter Agreement adding the Russell U.S. Large Cap ETF, Russell U.S. Large Cap Growth ETF, Russell U.S. Large Cap Value ETF, Russell U.S. All Cap ETF, Russell U.S. Mid Cap ETF and Russell U.S. Small Cap ETF to the Transfer Agency and Service Agreement (to be filed by Amendment)

	1.9	Amendment No. 1 to the Transfer Agency and Service Agreement between the Registrant and State Street Bank and Trust Company (filed herewith)

(i)	1.1	Opinion and Consent of Counsel, Dechert LLP (to be filed by Amendment)

(j)	1.1	Other Opinions (none)

(k)	1.1	Financial Statements omitted from Item 22 (none)

(l)	1.1	Subscription Agreement dated April 2, 2010 between the Registrant and Paul Hrabal (incorporated by reference to the Registrant’s Registration Statement on Form N-1A dated April 5, 2010)

(m)	1.1	Distribution Plan Pursuant to Rule 12b-1 (incorporated by reference to Post-Effective Amendment No. 20 dated September 28, 2011)

(n)	1.1	Rule 18f-3 Plan (none)

(p)	1.1	Code of Ethics of Russell Investment Group (incorporated by reference to Post-Effective Amendment No. 5 dated April 29, 2011)

	1.2	Code of Ethics of ALPS Distributors, Inc. (incorporated by reference to Post-Effective Amendment No. 6 dated May 9, 2011)

3

Item 29.            Persons Controlled by or under Common Control with the Fund

Not Applicable.

Item 30.            Indemnification

The Trustees shall not be responsible or liable in any event for any neglect or wrongdoing of any officer, agent, employee, adviser or principal underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee, and, subject to the provisions of the By-Laws, the Trust out of its assets may indemnify and hold harmless each and every Trustee and officer of the Trust from and against any and all claims, demands, costs, losses, expenses, and damages whatsoever arising out of or related to such Trustee’s or officer’s performance of his or her duties as a Trustee or officer of the Trust; provided that nothing herein contained shall indemnify, hold harmless or protect any Trustee or officer from or against any liability to the Trust or any Shareholder to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Every note, bond, contract, instrument, certificate or undertaking and every other act or thing whatsoever issued, executed or done by or on behalf of the Trust or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been issued, executed or done only in or with respect to their or his or her capacity as Trustees or Trustee, and such Trustees or Trustee shall not be personally liable thereon.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.            Business and other Connections of the Investment Adviser

See Registrant’s prospectus section “Management of the Funds” and the Statement of Additional Information sections “Structure and Governance – Trustees and Officers,” and “Operation of the Trust.”

Item 32.            Principal Underwriters

(a)  ALPS Distributors, Inc. acts as the distributor for the Registrant and the following investment companies: ALPS ETF Trust, Ameristock Mutual Fund, Inc., Arbitrage Funds, AQR Funds, BBH Trust, BLDRS Index Funds Trust, BPV Family of Funds, Caldwell & Orkin Funds, Inc., Campbell Multi-Strategy Trust, Cook & Bynum Funds Trust, CornerCap Group of Funds, CRM Mutual Fund Trust, Cullen Funds, Drexel Hamilton Investment Partners LLC, EGA Global Shares Trust, Financial Investors Trust, Financial Investors Variable Insurance Trust, Firsthand Funds, Forward Funds, GLG Investment Series Trust, Grail

4

Advisors ETF Trust, Heartland Group, Inc., Henssler Funds, Inc., Holland Balanced Fund, IndexIQ Trust, Index IQ ETF Trust, Laudus Trust, Laudus Institutional Trust, Milestone Funds, MTB Group of Funds, Oak Associates Funds, Pax World Series Trust I, Pax World Funds Trust II, PowerShares QQQ 100 Trust Series 1, RiverNorth Funds, Russell Exchange Traded Funds Trust, SPDR Dow Jones Industrial Average ETF Trust, SPDR S&P 500 ETF Trust, SPDR S&P MidCap 400 ETF Trust, Select Sector SPDR Trust, Stonebridge Funds, Inc., Stone Harbor Investment Funds, Transparent Value Trust, db-X Exchange-Traded Funds Inc., Trust for Professional Managers, Wasatch Funds, WesMark Funds, Westcore Trust, Whitebox Mutual Funds, Williams Capital Liquid Assets Fund, and WisdomTree Trust.

(b)  To the best of Registrant’s knowledge, the directors and executive officers of ALPS Distributors, Inc., are as follows:

Name*	Position with Underwriter	Positions with Fund

Edmund J. Burke	Director	None

Spencer Hoffman	Director	None

Thomas A. Carter	President, Director	None

Jeremy O. May	Executive Vice President, Director	None

John C. Donaldson	Executive Vice President, Chief Financial Officer	None

Diana M. Adams	Senior Vice President, Controller, Treasurer	None

Kevin J. Ireland	Senior Vice President, Director of Institutional Sales	None

Mark R. Kiniry	Senior Vice President, National Sales Director-Investments	None

Bradley J. Swenson	Senior Vice President, Chief Compliance Officer	None

Robert J. Szydlowski	Senior Vice President, Chief Technology Officer	None

Tané T. Tyler	Senior Vice President, Secretary, General Counsel	None

Erin Douglas	Vice President, Senior Associate Counsel	None

JoEllen Legg	Vice President, Senior Associate Counsel	None

Paul F. Leone	Vice President, Assistant General Counsel	None

David T. Buhler	Vice President, Associate Counsel	None

Steven Price	Vice President, Deputy Chief Compliance Officer	None

James Stegall	Vice President, Institutional Sales Manager	None

*  The principal business address for each of the above directors and executive officers is 1290 Broadway, Suite 1100, Denver, Colorado 80203.

5

Item 33.            Location of Accounts and Records

State the name and address of each person maintaining principal possession of each account, book or other document required to be maintained by section 31(a) of the 1940 Act Section 15 U.S.C. 80a-30(a) and the rules under that section.

All accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are maintained at the following offices:

(a)	Registrant:
Russell Exchange Traded Funds Trust
1301 Second Avenue
Seattle, Washington 98101

(b)	Adviser:
Russell Investment Management Company
1301 Second Avenue
Seattle, Washington 98101

(c)	Principal Underwriter:
ALPS Distributors, Inc.
1290 Broadway
Suite 1100
Denver, Colorado 80203

(e)	Custodian:
State Street Bank and Trust Company
2 Avenue de Lafayette, LCC 25
Boston, Massachusetts 02111

Item 34.            Management Services

Not Applicable.

Item 35.            Undertakings

Not Applicable.

6

SIGNATURES

The Registrant has duly caused this Post-Effective Amendment No. 24 to its Registration Statement to be signed on its behalf by the undersigned thereto duly authorized, in the City of Seattle, and State of Washington, on this 20 day of October, 2011.

RUSSELL EXCHANGE TRADED FUNDS TRUST
Registrant

By:	/s/ James Polisson
James Polisson, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on October 20, 2011.

Signatures	Signatures

/s/ James Polisson	/s/ Mark E. Swanson
James Polisson, Trustee, President and	Mark E. Swanson, Treasurer and
Chief Executive Officer	Chief Accounting Officer

/s/ Evelyn S. Dilsaver	/s/ Daniel O. Leemon
Evelyn S. Dilsaver, Trustee	Daniel O. Leemon, Trustee

/s/ Jane A. Freeman	/s/ Ernest L. Schmider
Jane A. Freeman, Trustee	Ernest L. Schmider, Trustee

/s/ Lee T. Kranefuss
Lee T. Kranefuss, Trustee

RUSSELL EXCHANGE TRADED FUNDS TRUST

FILE NO. 333-160877

FILE NO. 811-22320

EXHIBITS

Listed in Part C, Item 28

To Post-Effective Amendment No. 24

and Amendment No. 27

to

Registration Statement on Form N-1A

Under

Securities Act of 1933

and

Investment Company Act of 1940

EXHIBIT INDEX

Name of Exhibit	Exhibit Number

Letter Agreement adding the Russell Small Cap Consistent Growth ETF, Russell Small Cap Low P/E ETF, Russell Small Cap Contrarian ETF, Russell Small Cap Aggressive Growth ETF, Russell Developed ex-U.S. High Momentum ETF, Russell Developed ex-U.S. High Beta ETF, Russell Developed ex-U.S. Low Beta ETF, Russell Developed ex-U.S. High Volatility ETF, and Russell Developed ex-U.S. Low Volatility ETF to the Custody Agreement	(g) 1.2
Amendment No. 1 to the Master Custodian Contract between the Registrant and State Street Bank and Trust Company	(g) 1.6
Letter Agreement adding the Russell Small Cap Consistent Growth ETF, Russell Small Cap Low P/E ETF, Russell Small Cap Contrarian ETF, Russell Small Cap Aggressive Growth ETF, Russell Developed ex-U.S. High Momentum ETF, Russell Developed ex-U.S. High Beta ETF, Russell Developed ex-U.S. Low Beta ETF, Russell Developed ex-U.S. High Volatility ETF, and Russell Developed ex-U.S. Low Volatility ETF to the Transfer Agency and Service Agreement	(h) 1.6
Amendment No. 1 to the Transfer Agency and Service Agreement between the Registrant and State Street Bank and Trust Company	(h) 1.9